ATLAS SECURITIZATION DEPOSITOR LLC ABS-15G

EXHIBIT 99.14

Buyer Loan	Next Due Date	Last Payment Date	Loan Status	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Borrower Deceased	Property Address 1	Property City	Property State	Property Zip	Strategy	Scrub Comments
504304015	9/1/2024	8/6/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Other - Servicing	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower LPI payment increased in XXXX; when borrower expressed concern, the servicer advised borrower to get homeowner's insurance coverage. Borrower's insurance carrier cancelled the policy in XXXX as the property has a flat roof; borrower requested servicer add LPI to the account. Borrower confirmed a payment increase after an escrow analysis in XXXX, in XXXX and again in XXXX. Last XXXX contact was in XXXX; borrower asked servicer to stop sending paper statements but also requested a XXXX statement. Borrower also expressed unhappiness with the recent payment increase. Borrower requested a payoff quote through the automated system in XXXX.
REASON FOR DEFAULT: XXXX  of XXXX, payment increase.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.
OTHER: Pay history shows only one payment received on XXXX but the due date was rolled as though XXXX payments were received. No mention of a completed deferral.

504305803	10/1/2024	8/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Other - Title Critical	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Coborrower verified both taxes and insurance were included in the escrow amount in XXXX. Borrower requested a billing statement in XXXX.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is non-owner occupied. Servicing notes don’t verify current occupancy or condition.
TITLE ISSUES: Seller data tape reflects property address as XXXX. Subject mortgage found in loan file is for property at XXXX. Seller data error causes mortgage not found on title search ordered.

504302651	9/1/2024	8/13/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Borrower called in a couple of times to discuss the account. Last contact was on XXXX, borrower informed that the payment was made through bill pay.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as primary residence.  No property issues found.

504305660	9/1/2024	8/29/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower was in foreclosure that was on hold as borrower had submitted a loss mitigation application in late XXXX. Borrower was not able to qualify for retention options and the foreclosure hold was removed in XXXX. Borrower reapplied but could not qualify in XXXX and again after appeal in XXXX. Borrower applied for state assistance after the foreclosure hold was removed and first legal action was completed in XXXX. Borrower had monthly contact while working with the state XXXX program. XXXX reinstatement funds were received in XXXX. Borrower has since remained current. Contact with XXXX most months during monthly XXXXs or when XXXX verified servicer receipt of XXXX. Last contact was in XXXX. XXXX requested a payoff letter and the most recent billing statement; payoff funds were pending, per XXXX.
REASON FOR DEFAULT: Affected by XXXX and other medical hardships
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504302788	9/1/2024	8/14/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Minimal contact is noted; borrower expressed that they were not interested in registering on XXXX. It appears that the borrower fell behind on the loan a couple of times at the end of XXXX but has not missed any payments since XXXX.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as primary residence.  No property issues found.

504305944	9/1/2024	8/31/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX Borrower is discussing the terms of an active repayment plan, closed in XXXX due to missed payment. New RPP approved in XXXX, length not specified, fairly regular notes follow with the borrower discussing the plan and making payment arrangements. XXXX Borrower calls in to report they will not be able to make payment, they are advised will breach repayment plan, no RFD is given. XXXX Borrower requests assistance, workout options are being discussed, no RFD is given. XXXX Borrower calls in to discuss an insurance claim. The most recent contact was on XXXX borrower reports they are struggling and request a deferment, they are advised deferments are not available.
REASON FOR DEFAULT: XXXX Pandemic. XXXX Home repairs
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: XXXX Property is reported to be owner occupied. XXXX Borrower calls for help with a claim for water damages. DOL XXXX. XXXX Notes reference enforce and release claim checks for water damages IAO XXXX and XXXX. Unclear if/when repairs were completed. XXXX Borrower reports they are still dealing with home repairs. No further references to property damages or insurance claims found.

504302969	9/1/2024	8/8/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Minimal contact with no significant activity noted. Borrower occasionally calls in for website assistance and to update XXXX details. The most recent contact was on XXXX for a password reset.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504304256	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Borrower called in XXXX concerned about the payment sent in XXXX due to late deposit and was advised that the payment posted to the account on XXXX and now showing as returned. Borrower fell behind on the loan in XXXX. Repayment plan was discussed in XXXX; workout expired XXXX and cancelled XXXX for lack of payments. Demand letter was sent on XXXX. Three payments were received in XXXX bringing the loan current. Escrow analysis was discussed in XXXX. Last contact was in XXXX, borrower called to schedule a monthly payment, also stating that they would call back the following week for escrow.
REASON FOR DEFAULT: Curtailment of income, excessive obligation.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as primary residence.  No property issues found.

504305882	10/1/2024	8/29/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called about a payment shortage in XXXX and gave a promise to pay in XXXX. Borrower made a XXXX in XXXX and authorized a third party on the account in XXXX. Borrower made a double payment to reinstate in XXXX and has since remained current. Borrower asked why XXXX had a payment increase in XXXX; increase was the result of an escrow analysis (both taxes and insurance had increased). Last contact was regarding insurance claim funds in XXXX.
REASON FOR DEFAULT: Borrower unemployment, getting assistance from XXXX; excessive obligations
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify occupancy but don’t verify current condition. Borrower filed a water claim for DOL XXXX and received claim funds of XXXX in XXXX. Funds were endorsed and returned to borrower in XXXX.

504304831	9/1/2024	8/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower made promise-to-pay on XXXX. Borrower called to confirm payment XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504304150	9/1/2024	8/2/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower sent a written dispute about payment not processing. Borrower claiming servicer showing payment but funds not coming out of XXXX account. Servicer called borrower XXXX and informed borrower that payments are processing and if not coming out of XXXX to please contact their XXXX. Comments on XXXX indicate prior servicer completed a modification, no details noted.
REASON FOR DEFAULT: None
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.

504305928	9/1/2024	8/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No contact with borrower between XXXX and XXXX, when borrower requested a copy of the note and mortgage. In XXXX, borrower confirmed a prior investor was still showing in title and asked servicer to correct. Borrower made a XXXX payment in XXXX that was NSF. Borrower submitted a double payment in XXXX to reinstate the account. Borrower promised to pay within the grace period in XXXX and asked about an escrow increase in XXXX. No further contact.
REASON FOR DEFAULT: NSF payment
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504305200	9/1/2024	8/9/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No contact with any party. Borrower defaulted in XXXX and maintained a rolling delinquency until reinstatement in XXXX; borrower has since remained current.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don't verify current occupancy or property condition.

504305974	9/1/2024	8/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX borrower called in to find out the status of the mod application. XXXX borrower was advised of the mod denial, borrower stated they want to keep the home and intend to appeal the decision. XXXX pandemic deferral completed for XXXX months. XXXX borrower was advised of the deferral. Borrower wants to apply for mod or RPP and submitted documentation. XXXX borrower was denied mod. XXXX XXXX called in and said XXXX is following up on XXXX program. XXXX borrower was advised of approval for program to bring the account current. XXXX XXXX called in and stated the borrower was approved for up to XXXX on XXXX program. Borrower needs to fill out documentation. XXXX bulk payment from XXXX received IAO XXXX. XXXX payments noted as applied monthly until XXXX when servicer notes it as closed. Last contact XXXX borrower called and made payment.
REASON FOR DEFAULT: Borrower's restaurant was shut down due to XXXX.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property noted as owner occupied as of XXXX. No property issues noted.
504304934	10/1/2024	8/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. No borrower contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504304803	9/1/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Account rolled XXXX-days delinquent XXXX. No borrower contact noted; unable to determine reason for late payment.
REASON FOR DEFAULT:  Hardship not provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy unknown. No property damage noted.
504302988	9/1/2024	8/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact was on XXXX borrower stated they would send correct XXXX.
REASON FOR DEFAULT: No RFD provided. Borrower has been current during review period.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Original occupancy and current occupancy is unknown. No property damage or hazard claims noted.
504303114	9/1/2024	8/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower requested website assistance XXXX. Borrower inquired about taxes on account XXXX. Borrower requested website help XXXX. Borrower inquired about escrow shortage XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504305261	9/1/2024	8/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan was in foreclosure at note start in XXXX, first legal was completed in XXXX but servicer placed a XXXX hold on the action in XXXX and also placed a loss mitigation hold after borrower submitted an assistance application. Borrower did not qualify for retention options but submitted reinstatement funds in XXXX; borrower has since remained current. No contact again until borrower verified the loan was current in XXXX. Borrower asked about a XXXX payment option in XXXX. Borrower asked about obtaining a XXXX in XXXX and schedule two partial payments in XXXX. Borrower has since scheduled two partial payments through XXXX pay. Borrower asked about title question during last contact in XXXX; servicer advised borrower to contact the XXXX deed of records for any updates.
REASON FOR DEFAULT: Previously impacted by XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504304332	9/1/2024	8/13/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Minimal contact with no significant activity noted. Borrower occasionally calls in to make payment arrangements. The most recent contact was on XXXX to inquire about an XXXX loan
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Borrower recently reported property is occupied by their XXXX. No references to property damages or insurance claims found.

504303047	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. No borrower contact.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504304664	10/1/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Borrower called in XXXX to request a copy of the prior servicer modification. A late fee waiver letter was mailed on XXXX. Last contact was in XXXX, borrower called to discuss payment information.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as primary residence.  No property issues found.

504305432	9/1/2024	8/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No contact with borrower.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don't verify current occupancy or property condition.

504304320	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX A repayment plan is completed, start date not provided, details of plan not provided. XXXX Several notes are recorded regarding an escrow account dispute. XXXX Borrower requests a copy of their most recent mod on the account. XXXX Borrower is requesting to make payment of P&I only. Several notes follow regarding the escrow account. The most recent contact was on XXXX Borrower wants to cancel the part of their payment toward the escrow account. XXXX Notes show a withdrawn loss mit application.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504303666	9/1/2024	8/13/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower stated XXXX had XXXX. Borrower inquired about billing information XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504305936	9/1/2024	8/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Servicer had regular contact with borrower through XXXX during XXXXs. Borrower began paying through the XXXX and didn't have contact again until XXXX. Borrower asked about escrow shortage payment options in XXXX and again in XXXX.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504305985	10/15/2024	8/29/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in to ask what the deferred balance was on their loan. Was advised it was deferred when the loan was previously modified. The notes indicate the loan was modified by a previous servicer, the terms of which were not detailed. The borrower indicated they wanted to pay that portion off. No further notes or discussion since that time. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304227	10/1/2024	8/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about LPI XXXX. Borrower inquired about payment change XXXX. Borrower asked why taxes not paid XXXX. Borrower inquired about principal balance XXXX. Borrower called XXXX to cover escrow shortage. Borrower called XXXX to confirm insurance coverage. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504303335	9/1/2024	8/13/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower inquired about deferral balance XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504303153	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower stated XXXX having issues with website. Borrower stated XXXX checking account was compromised. Payment scheduled XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504302748	9/1/2024	8/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan has been current for the past XXXX months. However, borrower pays towards the end of the month since that's when XXXX gets her income. She calls monthly to do XXXX.
REASON FOR DEFAULT:  N/A
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is owner occupied. No indication of damage or hazard claim.

504304334	9/1/2024	8/10/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan has been current for XXXX months. Almost all contact has been borrower calling to make XXXX. Last contact was on XXXX; borrower called in to make a payment.
REASON FOR DEFAULT:  N/A
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is unknown. Property in XXXX area in XXXX but no reference to damage or hazard claim.

504302802	9/1/2024	8/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower asked about an escrow shortage in XXXX. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504304633	9/1/2024	8/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. No borrower contact.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504304159	9/1/2024	8/14/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated XXXX having issues setting up XXXX account. Borrower requested XXXX assistance XXXX. Borrower requested to make additional principal payment XXXX. Borrower stated XXXX thought payment already made. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504302987	10/1/2024	8/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Contact with XXXX party noted on account; borrower's father who continues to advise XXXX responsible for account. Servicer notes workout assistance closed XXXX; details of workout not provided. Servicer again notes documents received for workout XXXX; however incomplete and workout not opened. XXXX party stated XXXX would fill out workout assistance forms. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  XXXX area noted XXXX, XXXX and XXXX; no indication property was affected.

504305966	9/1/2024	8/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower and servicer completed a web chat on XXXX, borrower stated their last payment was being returned XXXX, no reason give why being returned. Borrower set up another payment to cover the returned payment. Borrower on XXXX did a web chat to see if they could make a principal only payment, servicer advised to wait until the scheduled payment for XXXX posts. Borrower sent in a dispute letter XXXX inquiring why there was lender paid fees of XXXX on the account, on XXXX servicer notes dispute resolved and letter sent to borrower; fees valid. Borrower called in XXXX wanting to know if dispute was resolved, servicer advised yes and resent the response letter to borrower's email address. Comments on XXXX indicate servicer received a dispute letter, details of letter not noted, as of XXXX issue still open. No further contact with borrower. Comments on XXXX indicate prior servicer completed a MOD, no details provided.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504304337	9/1/2024	8/9/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Minimal contact is noted; borrower called in XXXX stating that XXXX will be in the hospital and appears to have requested assistance with payoff; payoff request completed XXXX. It appears that another payoff quote was requested in XXXX, no additional details provided.
REASON FOR DEFAULT: Borrower mentioned in XXXX that XXXX was going to the hospital but did not provide details. Loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as unknown residence.  No property issues found.

504302825	9/1/2024	8/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower stated XXXX unable to pay insurance for property. Borrower called XXXX about insurance. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  XXXX area noted XXXX; no indication property was affected.

504305823	9/1/2024	8/23/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No contact with any party.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes don’t verify current occupancy or condition.

504306053	9/1/2024	8/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX borrower had a sewer back up and filed and insurance claim DOL XXXX. Insurance company issued a check IAO XXXX. XXXX borrower called in to find out why payment had increased and was advised due to escrow shortage. Last contact on XXXX; borrower called in to discuss the escrow shortage.
REASON FOR DEFAULT: Not provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: XXXX filed XXXX. BK discharged XXXX and terminated XXXX
PROPERTY: Occupancy unknown.
504305943	9/1/2024	8/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. No direct contact noted with borrower.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504303611	10/1/2024	8/31/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower made a XXXX in XXXX and requested a website password reset in XXXX. No other contact with any party.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504303887	9/12/2024	8/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in XXXX and made a payment XXXX, borrower stated XXXX had XXXX. Last contact XXXX borrower called in and made a payment XXXX. Comments indicate prior servicer completed a modification, no details noted.
REASON FOR DEFAULT: Illness of family
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504304258	10/1/2024	8/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact with the borrower was on XXXX, the borrower called in to discuss general account info. No further details noted. a call and agreed to make the payment due. The borrower appears to be cooperative during noted conversations. The notes reflect repairs being done years ago, but the contact history does not provide the details about the repairs, amounts, or cause of damage. No indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: RFD noted in the contact history as due to excessive obligations.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. The contact history mentions repairs being completed years ago before the contact history, but no details about the amount damage, or cause.
504303340	9/1/2024	8/28/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower gave a promise to pay in XXXX and confirmed payment had been XXXX in XXXX. No further contact.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504302741	9/1/2024	8/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact was on XXXX borrower inquired when new insurance coverage is effective. Servicer advised on XXXX.
REASON FOR DEFAULT: NA
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Original occupancy and current occupancy is owner. No property damage or hazard claims noted.

504304245	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX Account is referred to FC, no RFD is provided. Account is reinstated XXXX. The only contact recorded was on XXXX to request a copy of the recent modification.
REASON FOR DEFAULT: None provided.
FORECLOSURE: XXXX File is referred to FC. XXXX FC is closed due to reinstatement.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504305287	9/1/2024	8/2/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact on XXXX, borrower had payment adjustment questions, servicer educated with escrow analysis.
REASON FOR DEFAULT: NA
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine current occupancy. originated as unknown residence. On XXXX, servicing comments indicate the property is located in an XXXX. However, servicing comments do not indicate property damage.
504304271	9/1/2024	8/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower missed the XXXX payment but reinstated the following month and has since remained current. Borrower verified the account status in XXXX. Borrower changed insurance carriers in XXXX. No further contact.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504303651	9/1/2024	7/31/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower was asked to verify current insurance information in XXXX to update escrow data. Borrower provided proof of insurance coverage. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504305662	8/7/2024	8/6/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Servicer called borrower XXXX on XXXX went over account, servicer offered to take a payment XXXX. Borrower XXXX declined the XXXX payment. No further contact noted, servicer making attempts but no response from borrower.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.

504304204	9/1/2024	8/6/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact with borrower was in XXXX. Loan has remained current for the past three years.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: XXXX noted in XXXX, details not provided. BK discharged on XXXX.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.

504303427	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact with borrower on XXXX where they requested their XXXX statement.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Original occupancy was primary residence, unable to determine any change.  No mention in servicer history regarding property damage or hazard claim.

504305123	9/1/2024	8/14/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact on XXXX, borrower called about escrow shortage and made payment to escrow account.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine current occupancy, originated as primary residence.  Servicing comments do not indicate property damage or hazard claims filed.

504305914	10/1/2024	8/31/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in stating they could make the XXXX payment on XXXX and will make the XXXX payment later in the month, servicer advised borrower they are not eligible for FB plan. Borrower on XXXX called in and made the payment XXXX, payment posted XXXX. No further contact as loan has been current. Comments on XXXX indicate prior servicer completed a modification, no details noted.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504303915	9/1/2024	8/14/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Comments on XXXX indicate servicer received a workout packet from borrower but packet was missing documents. Borrower called in XXXX and requested that the escrow shortage be spread over XXXX months as they can not afford a higher mortgage payment. Servicer agreed to spread escrow shortage over XXXX months. Borrower called in XXXX to inquire about letter they received, servicer advised letter indicates borrower is missing documents needed for loss mit review. All loss mit documents received XXXX. Servicer denied workout on XXXX due to income sufficient to repay loan. Borrower called in XXXX upset on how servicer calculated income, appears borrower getting XXXX income that can be grossed up which servicer did. Borrower did not understand how XXXX can be grossed up, servicer advised borrower to send in appeal letter. No further contact noted and servicer never received appeal letter. Per comments prior servicer completed a MOD, details not noted.
REASON FOR DEFAULT: None
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.

504304213	9/1/2024	8/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower pays through XXXX. First contact was a welcome call in XXXX. Borrower authorized his XXXX on the account in XXXX and reported a hardship. No further contact. Borrower has remained current for the past three years.
REASON FOR DEFAULT: Borrower unemployed and on disability
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.

504304277	9/1/2024	8/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower inquired about lender-placed insurance XXXX. Insurance rep called XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.

504305652	9/1/2024	8/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No contact with any party.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes don’t verify current occupancy or condition.

504304203	9/1/2024	8/14/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Servicer confirmed with borrower in XXXX during a welcome call that the discharged BK coding on the account was accurate. No other contact with borrower in the past three years.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: Loan in XXXX  at start of review period. Details on filing date and case # not provided. BK noted as discharged on XXXX.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.

504304330	9/1/2024	8/7/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower inquired about tax bill XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504304576	9/1/2024	8/3/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower called XXXX to check status of XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504306038	9/1/2024	8/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact with borrower. Contact was borrower calling in to make payments. XXXX servicer changed.
REASON FOR DEFAULT: Not provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy not provided.
504305525	9/1/2024	8/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower scheduled two XXXX payments in XXXX and verified the due date on the account in XXXX. Last contact was in XXXX when borrower verified account status.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504305826	9/1/2024	8/14/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower asked about a payment increase in XXXX and gave a promise to pay in XXXX. Borrower made a XXXX payment in XXXX and in XXXX. Borrower asked about insurance and taxes in XXXX and requested a XXXX statement in XXXX.
REASON FOR DEFAULT: Excessive obligations
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is non-owner occupied. Servicing notes mention owner occupancy in XXXX but don't verify current condition.

504303973	10/1/2024	8/28/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about XXXX XXXX. Borrower confirmed LPI coverage XXXX. Borrower stated XXXX does not have XXXX access. Borrower stated XXXX does not have insurance coverage. Borrower disputed escrow shortage/taxes XXXX. Borrower inquired about change in payment amount XXXX. Escrow analysis discussed XXXX. Borrower inquired about insurance coverage XXXX. Borrower requested payoff XXXX. Borrower inquired about duplicate payment XXXX. Borrower asked about XXXX fees XXXX; requested refund XXXX. Last contact XXXX borrower inquired about NSF refund.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  XXXX area noted XXXX; no indication property was affected.

504304229	9/1/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/maintain payments. Borrower hardship noted XXXX due to excessive obligations. Borrower stated XXXX gets paid at the end of the month. Borrower stated XXXX did not need workout assistance. Borrower stated XXXX changed insurance carriers. Borrower hardship again noted XXXX based on how gets paid. Hardship continued through contact history. Borrower XXXX noted XXXX. Borrower stated XXXX has XXXX; and again XXXX. Borrower called XXXX to bring loan current. Borrower stated XXXX has been in hospital. Borrower stated XXXX attempting to get XXXX. Borrower stated XXXX rushing to doctors office. Last contact XXXX to schedule payment.
REASON FOR DEFAULT:  Excessive obligations. XXXX difficulties.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. XXXX area noted XXXX; no indication property was affected.

504304240	10/1/2024	8/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in on XXXX and made a payment.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Original occupancy and current occupancy is unknown. No property damage or hazard claims noted.

504304983	9/1/2024	8/7/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact was on XXXX, borrower stated they would make a payment on XXXX.
REASON FOR DEFAULT: NA
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Original occupancy is unknown. Unable to determine current occupancy or any property damage/claims filed as comment don't mention.
504303873	11/20/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact was a XXXX payment in XXXX. Borrower has remained current for the past XXXX years and pays through XXXX.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.

504305389	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX borrowers XXXX called in to advise no insurance lapse. XXXX borrowers XXXX called in to discuss hazard insurance coverage. XXXX advised that there is no lapse and requested an escalation. XXXX borrower called in to get assistance logging into the app and requested the XXXX. Last contact was XXXX; borrowers XXXX called in to discuss taxes. There was a double payment and a refund will be provided.
REASON FOR DEFAULT: NA
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Original and current occupancy is unknown. No mention in the comments of property damage or hazard claims.
504304986	9/1/2024	8/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Upon review of the account in XXXX, it was determined that the loan qualified for MI cancellation. PMI removal was discussed with the co-borrower on XXXX. Co-borrower was advised that in order to complete the PMI removal, they would first need to pay the property valuation fee, noting the BPO was completed to ensure that the property had not decreased in value. Co-borrower refused to pay the fee insisting that the information is public. Co-borrower then stated that the servicer is not compliant and asked why they waited XXXX to review the PMI removal. It appears that this loan was modified sometime in XXXX causing a change in the LTV%. Co-borrower continued to inquire about the PMI removal in XXXX and was given the same reason as to why it had not yet been cancelled, as discussed previously. On XXXX it was noted that this loan qualified for streamline process and MI would be cancelled as of XXXX. It appears that the MI has been cancelled as of XXXX; unable to determine if the valuation fees were paid. Last contact was in XXXX, co-borrower called to discuss multiple loans.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as unknown residence.  No property issues found.

504304280	9/1/2024	8/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Borrower called in XXXX to inquire about a XXXX lien, noting that they can make additional payments to principal, wanting to pay the account off sooner. Borrower also discussed insurance, noting that they would keep LPI at the moment but XXXX shop around for new insurance. Borrower requested a copy of the prior servicer modification in XXXX. Last contact was on XXXX, borrower explained that they did not need a workout review; workout review was opened as the representative had originally thought the borrower was requesting a mod review when the borrower called to request for a copy of the prior mod. Workout review that was initiated was closed in XXXX.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as primary residence.  No property issues found.

504303678	9/1/2024	8/13/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Minimal contact. Occasional notes reference NSF payments. XXXX calls in to request a copy of their recent mod agreement. The most recent contact was on XXXX the borrower calls in to pay NSF fees.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504304257	9/1/2024	8/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower inquired about status of account XXXX. Borrower discussed insurance cancellation XXXX. Borrower agreed to verbal repayment plan in XXXX, plan noted as defaulted on XXXX; terms not provided. Borrower stated XXXX found own insurance. Borrower advised of LPI XXXX and how to provide copy of XXXX page for insurance. No further contact noted.
REASON FOR DEFAULT:  Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. Borrower stated XXXX waiting for claim check; details of claim not provided.  XXXX area noted XXXX and XXXX; no indication property was affected.

504303245	9/1/2024	8/14/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Majority of contact to schedule/confirm payments. Borrower called to cancel payment XXXX. Borrower requested website assistance XXXX. Borrower stated XXXX got locked out of XXXX account. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504305710	8/23/2024	8/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower on XXXX spoke with borrower about workout options, borrower did not indicate he would send a workout packet. Borrower on XXXX stated he did not know he was past due, made arrangements for the payments to be paid XXXX and XXXX. Borrower on XXXX called in requesting a deferment, servicer did complete a XXXX month deferment. Due date was rolled from XXXX to XXXX. Borrower on XXXX called in requesting assistance with the XXXX payment portal, servicer assisted. Borrower on XXXX called in and made a payment XXXX nothing further discussed.
REASON FOR DEFAULT: Excessive Obligation
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied with no issues noted.
504304290	9/1/2024	8/6/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower advised XXXX involved in accident and funds returned NSF. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504303864	8/29/2024	8/28/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about payment increase XXXX. Prior Mod booked XXXX. Borrower stated XXXX wanting to apply for Mod workout; new job with reduced income. Borrower inquired about status of Mod XXXX. Borrower requested payment deferral XXXX. Borrower stated XXXX had significant decrease of income. Borrower stated XXXX co-borrower has been out of work for over XXXX. Borrower indicated loss of job, car payments and utilities as hardship XXXX. Mod workout denied XXXX and again XXXX. Mod workout booked XXXX. Borrower stated XXXX XXXX had lesser income. Borrower stated XXXX had new job. Borrower stated XXXX XXXX on quarantine. Borrower stated XXXX had work issues due to pandemic. Borrower requested payment program XXXX. Borrower inquired about escrow XXXX. Borrower inquired about delinquency XXXX; XXXX having issues with finances. Borrower inquired about payment deferral XXXX. No further contact noted.
REASON FOR DEFAULT:  Curtailment of income. Borrower unemployment.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property noted to be owner-occupied. XXXX area noted XXXX; no indication property was affected.

504305711	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No borrower contact as loan has been current.
REASON FOR DEFAULT: None
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504304299	9/1/2024	8/14/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan has been current for XXXX months with the exception of XXXX when payment was XXXX and XXXX was recorded. Contact was made and borrower said she'd recently changed XXXX accounts and forgot to change info on XXXX. Pmt was replaced promptly. No hardship RFD. Only other contact with borrower has been administrative.
REASON FOR DEFAULT:  Confusion on funding of shared business account.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is unknown.

504304327	9/1/2024	8/13/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. No borrower contact.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504302887	10/1/2024	8/23/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX Notes reference a completed mod, no RFD is provided. XXXX Borrower requests PMI be removed. The most recent contact was on XXXX, borrower is informed they are not eligible for PMI removal.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504305288	9/1/2024	8/8/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan was rolling XXXX days delinquent from XXXX to XXXX. Only contact in XXXX borrower had been unemployed. Loan has been current since then. No further contact other than XXXX.
REASON FOR DEFAULT:  Unemployment
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is unknown. No indication of damage or hazard claim.

504305942	9/1/2024	8/8/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in to make a payment by XXXX. Was also advised the loan was in mod review but the notes do not show a disposition to that review after that point. A pandemic trial plan was offered to the borrower in XXXX due to XXXX impact, but the loan has remained current throughout the review period and no further notes about the trial plan. The borrower also requested forbearance assistance in XXXX due to an income reduction, the details and result of that were not noted. The borrower appears to have been cooperative during noted conversations. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: RFD last noted in XXXX was due to an income reduction. No recent indication that hardship is ongoing.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504303159	9/1/2024	8/20/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower asked about the principal balance and equity on the account in XXXX. Servicer waived a prior late fee at borrower request in XXXX. Borrower requested a copy of the mortgage and XXXX XXXX statement in XXXX. Borrower advised servicer of a pending XXXX in XXXX and cancelled XXXX payments in XXXX, stating XXXX was responsible for the payments going forward. Last contact was a XXXX payment and new XXXX setup.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504304274	9/1/2024	8/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Borrower fell behind on the loan, rolling XXXX days delinquent after failing to make the XXXX payment, but was able to bring the loan current in XXXX after making XXXX payments. Borrower called in XXXX to discuss workout status for another account on file. Last contact was in XXXX, borrower appears to have requested the monthly statement.
REASON FOR DEFAULT: Excessive obligation.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as unknown residence.  No property issues found.

504303178	9/1/2024	8/6/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact with the borrower was on XXXX, the borrower called in to reset their password and unlock their account. The borrower appears to be cooperative during noted conversations. No indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504305971	9/1/2024	8/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX contact made with borrower due to loan transfer.
REASON FOR DEFAULT: N/A loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property reported to be owner occupied.
504304869	9/1/2024	8/3/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower called to advise of new insurance and premium decrease XXXX; requested new analysis of escrow. Borrower stated XXXX payments not applied due to insurance payment. Borrower inquired of new payment XXXX. Borrower called and made payment XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504306027	9/1/2024	8/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Comments on XXXX indicate prior servicer completed a modification, no details noted. No borrower contact, loan has been current.
REASON FOR DEFAULT: None
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504303701	9/1/2024	8/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact with the borrower was on XXXX, the borrower called in to return a call and agreed to make the payment due. The borrower appears to be cooperative during noted conversations. No indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304523	9/1/2024	8/10/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Borrower called in XXXX and appears to have requested a payoff quote which was completed the same day. Last contact was in XXXX, borrower scheduled a payment.
REASON FOR DEFAULT: Excessive obligation, extended problems.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as unknown residence.  No property issues found.

504304239	9/1/2024	8/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Majority of contact with borrower to schedule/confirm payments. Borrower inquired about refinance XXXX. Borrower called to remove contact from XXXX/co-borrower XXXX. Borrower inquired about terms of XXXX Mod XXXX. Borrower inquired about lowering payment XXXX due to step-rate change. Borrower called XXXX to make escrow payment. Borrower stated XXXX XXXX want to sell property. Borrower stated XXXX payment being split by borrowers. Borrower inquired about Mod XXXX on her income only. Borrower was advised of escrow shortage XXXX. Payment history reviewed with borrower XXXX. Escrow shortage again discussed with borrower XXXX.
REASON FOR DEFAULT: XXXX.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Servicer notes XXXX XXXX discharge; details of filing not provided.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504304281	9/1/2024	8/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. XXXX party stated XXXX making payments for borrower. XXXX party stated XXXX will not be refinancing. XXXX party inquired about letter XXXX. Paperless setup with XXXX party XXXX. XXXX party inquired about switching insurance carriers XXXX. XXXX party advised of escrow increase XXXX. Servicer reviewed escrow balance with XXXX party XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. XXXX party inquired on how to submit a LPI claim XXXX. XXXX party stated XXXX claim was denied; Successor indicated extent of damage XXXX Borrower unable to afford repairs and would appeal claim decision.  No further details provided.

504305740	9/1/2024	8/14/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Comments on XXXX indicate servicer received copy of recorded modification, no further details noted. Borrower called in XXXX to get XXXX information to make payment through, servicer provided information. Borrower on XXXX stated they made a payment via XXXX but used a different XXXX account but system used old account. Nothing further discussed. Borrower called in XXXX stating they would made a payment via XXXX soon, borrower declined payment by XXXX. Borrower on XXXX called in and stated they are just waiting for funds to clear XXXX account, nothing further discussed. Borrower on XXXX called in wanting to set up bi-weekly payments, servicer advised will send out documentation for request. Borrower on XXXX stated they are waiting for check to clear once cleared they will make payment, nothing further discussed.
REASON FOR DEFAULT: Medical issue
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504305857	9/27/2024	8/14/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Authorized XXXX party called in XXXX stating hazard insurance paid through escrow and borrower has changed insurance companies. Servicer advised need new insurance company information and will change carrier. On XXXX insurance documents received and issue resolved. No further contact made as loan has been current.
REASON FOR DEFAULT: None loan has been current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied with no property issues noted.
504305576	9/1/2024	8/17/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact on XXXX, servicer verified escrow removal. There has been limited contact with borrower and XXXX in the past XXXX, majority of contact is in regards to escrow account. Borrower also confirmed on XXXX, loan had been modified by prior servicer.
REASON FOR DEFAULT: On XXXX, curtailment of income
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine current occupancy, originated as primary residence.  Servicing comments do not indicate property damage or hazard claims filed.

504304259	9/1/2024	8/23/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower made a XXXX on the account but didn't discuss delinquency or reason for hardship. The loan was referred to foreclosure in XXXX. No contact until borrower confirmed servicer receipt of reinstatement funds in XXXX. Borrower had billing statement questions in XXXX and asked about the reason for a payment increase in XXXX. Last contact was in XXXX when borrower confirmed an XXXX payment was received.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504305159	9/1/2024	8/27/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Last borrower contact XXXX.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  XXXX area noted XXXX; no indication property was affected.

504302711	9/1/2024	8/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower had been rolling XXXX days late when XXXX called on XXXX about the delinquency. Apparently XXXX made extra payments in XXXX (don't have PH back that far) and servicer had applied it to principal rather than advancing the due date. Customer was unhappy about this. It didn't get corrected until XXXX filed a written dispute in XXXX then on XXXX the servicer reversed the payments and reapplied them. Loan has been current since then and only other contact has been about insurance which XXXX had trouble getting the servicer to document.
REASON FOR DEFAULT:  Servicing Issue
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is owner occupied. Property in XXXX area in XXXX but no reference to any damage or hazard claim.

504304308	9/1/2024	8/6/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower was unable to make monthly payments in XXXX due to the delinquency level on the account. Servicer advised borrower to submit a loss mitigation application. Loan was referred to foreclosure in XXXX. In XXXX, XXXX said XXXX was unaware of the loan and two months later said XXXX was unable to reinstate the account. XXXX was advised of the loss mitigation application process in XXXX. XXXX was approved for XXXX assistance in XXXX, and the account was reinstated. XXXX verified reinstatement funds receipt with servicer in XXXX and has had sporadic XXXX contact with servicer as loan has remained current. Last contact was with an authorized third party who asked for mailing details of the escrow surplus check. The authorized third party confirmed XXXX occupies the property; servicing notes don't state is the XXXX.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. In XXXX, XXXX reported roof damage and leaking but didn't provide details or state whether an insurance claim was filed. Servicing notes verify current occupancy but don't verify property condition.

504305298	9/1/2024	8/7/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan has been current for the past XXXX so very little activity.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is owner occupied. No indication of any damage or hazard claim.

504302569	9/1/2024	8/6/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. In XXXX, borrower asked about a deferred balance from a prior modification. No other contact with any party.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504305684	9/1/2024	8/14/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower on XXXX called in and went over modification details since trial payment plan was completed. Loan was modified in XXXX. Borrower called in XXXX and made a payment XXXX. Borrower called in XXXX wanting to know why payment increased, servicer advised due to escrow shortage. Borrower on XXXX called in requesting prior years XXXX's which servicer emailed to borrower. Borrower on XXXX and discussed escrow account and shortage.
REASON FOR DEFAULT: Unknown
FORECLOSURE: Comments indicate there was an active FC, with a FC sale being set.  FC canceled XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504305501	9/1/2024	8/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. No borrower contact.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504305593	10/1/2024	8/19/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower confirmed payment XXXX. Borrower advised payment being sent later in the week XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504305948	9/30/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower pays through XXXX. No contact with any party.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504303637	9/1/2024	8/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact on XXXX, borrower stated did not know if property sustained damage or if the payment was affected. Borrower also requested a copy of the appraisal. Appears loan was modified with prior servicer and a possible BK prior to XXXX, however no further information provided.
REASON FOR DEFAULT: NA
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine current occupancy, originated as primary residence. Servicing comments on XXXX do indicate property is located in XXXX area, however, comments do not indicate damage.
504304660	9/1/2024	8/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact was on XXXX borrower called in and requested to remove co borrower off loan. Servicer advised they need to refinance.
REASON FOR DEFAULT: NA
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Original occupancy is unknown. Appears subject is occupied by borrower. No property damage and hazard claims filed.
504303981	9/21/2024	8/21/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Only contact with borrower was in XXXX. Loan has remained current for the past XXXX.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.

504303386	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower had questions about the monthly statement in XXXX and asked about an insurance check in XXXX; servicing notes don't mention whether the funds were an escrow reimbursement or the result of an insurance claim. Borrower confirmed payment had been mailed in XXXX. Borrower provided proof of insurance coverage in XXXX and made an escrow payment in XXXX. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504304325	9/1/2024	8/3/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact was on XXXX, borrower inquired if insurance payment was made. Servicer advised yes.
REASON FOR DEFAULT: Unknown,
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Original occupancy and current occupancy is owner. No property damage or hazard claims noted.

504306048	9/1/2024	8/26/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower requested XXXX assistance XXXX. Borrower advised of LPI XXXX stating has private insurance coverage. Last contact on XXXX; XXXX payment was discussed, borrower advised that he needed to call his XXXX to find out what happened to the payment and will call back. No further contact noted.
REASON FOR DEFAULT:  Excessive obligations.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  Hazard insurance claim noted XXXX due to wind/hail damage; date of loss XXXX for XXXX; funds endorsed and released XXXX.  Additional claim noted XXXX due to roof damage.  Loss amount XXXX.  Date of loss XXXX.  Repairs confirmed completed XXXX.

504305859	10/4/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in XXXX inquiring about the escrow advance. Servicer went over how delinquent taxes were paid in XXXX and that the escrow payment will be paid when borrower makes there their regular payment as escrow will be added to the payment. No further contact as loan has been current.
REASON FOR DEFAULT: None
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Subject is owner occupied with no issues noted in comments.
504305808	9/1/2024	8/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called XXXX stating they changed hazard insurance companies and received a refund check from prior company. Servicer advised refunds should be mailed to them so funds can be applied to escrow since that was how it was paid. Last contact was XXXX when borrower called for status of hazard insurance claim check.
REASON FOR DEFAULT: None, current loan.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unknow occupancy. Comments on XXXX note Hail damage, DOL XXXX. Servicer advised borrower to endorse claim check for XXXX and send to them. Servicer stated once received issue will be reviewed and they will determine next steps. Endorsed check received XXXX. Borrower on XXXX called in for update on insurance check, servicer advised check was endorsed by them and mailed back to borrower. Nothing further discussed. Comments on XXXX indicate a BPO was received but do not indicate if repairs completed in comments.
504303815	9/1/2024	8/23/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower made XXXXs in XXXX and XXXX. Borrower declined payment assistance in XXXX. Borrower made a double payment by XXXX pay in XXXX to reinstate the account; loan has since remained current. Sporadic contact continued through the end of XXXX and was only during XXXXs. Borrower asked about a payment increase from an escrow shortage in XXXX. Infrequent contact in XXXX and XXXX, only during XXXXs that are usually made after grace period expiration. Last contact was a XXXX in XXXX.
REASON FOR DEFAULT: Reduced work/income
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don't verify current occupancy or current condition.

504305847	9/1/2024	7/31/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Coborrower notified servicer of borrower XXXX in XXXX and confirmed servicer receipt of XXXX certificate in XXXX. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes don’t verify current occupancy or condition.

504302738	9/1/2024	8/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower asked the reason for a payment increase in XXXX; servicing notes don't specify the reason for the increase. Borrower had questions about the escrow account in XXXX and verified servicer receipt of escrow shortage payment in XXXX. Borrower gave a promise to pay via wire in XXXX. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504305932	9/1/2024	8/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower requested to delete account XXXX. Borrower called to confirm payment XXXX. Borrower stated XXXX will make payment XXXX. XXXX party called to make payment XXXX. Borrower stated XXXX waiting on funds. Loss mitigation workouts discussed XXXX. Servicer notes XXXX approved for non-trial Mod. Hardship noted XXXX due to curtailment of income. Borrower inquired about payment increase XXXX. Borrower stated XXXX delayed on commission income. Last contact XXXX borrower inquired about payment deferral.
REASON FOR DEFAULT:  Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy unknown. Borrower stated XXXX had damage to property; advised to contact XXXX . Extent of damage unknown. Hazard claim noted XXXX from wind damage; date of loss XXXX for XXXX. Check endorsed/released on XXXX. Unable to confirm repairs completed.
504303982	9/10/2024	8/9/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower inquired about payment increase XXXX. Borrower inquired about short payment XXXX; shortage applied towards escrow advances. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504304403	9/1/2024	8/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. No borrower contact.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. XXXX area noted XXXX; no indication property was affected.

504302678	9/1/2024	8/7/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower stated didn't have funds for payment XXXX. Borrower called XXXX to change payment withdrawal date. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504305816	9/1/2024	8/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower gave a promise to pay in XXXX and in XXXX. In XXXX, borrower changed insurance carriers. XXXX paid the escrow shortage in XXXX. No further contact. Borrower missed the XXXX payment but reinstated the following month and has since remained current.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: Servicer notes XXXX filed in XXXX was dismissed on XXXX. No other details provided.
PROPERTY: Seller data shows property is owner occupied. Servicing notes don’t verify current occupancy or condition.

504305278	9/1/2024	8/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. No borrower contact.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. XXXX area noted XXXX and XXXX; no indication property has been affected.

504305849	9/15/2024	8/23/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. On XXXX and XXXX servicer completed a door knock but no contact was made with borrower. Comments show no borrower contact, servicer making several attempts with no response.
REASON FOR DEFAULT: No contact
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Comments from door know indicate vacant, no issues noted.
504305939	9/1/2024	8/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower pays through either XXXX or the XXXX. No contact until XXXX when borrower reinstated an NSF payment from earlier in the month. Borrower verified the account status in XXXX and verified payment receipt in XXXX. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504304333	9/1/2024	8/6/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact on XXXX, borrower called concerned about insurance not being correct in system, tried transferring call to insurance department, call disconnected. In previous contact with borrower, borrower has stated wants LPI removed as they pay their own insurance. In XXXX, borrower provided information for his insurance.
REASON FOR DEFAULT: NA
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine current occupancy, originated as unknown residence. Servicing comments on XXXX do indicate property located in XXXX designated area for XXXX, however comments do not indicate damage or hazard claims filed.
504305479	9/1/2024	7/27/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. No borrower contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504304329	9/1/2024	8/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Minimal contact. XXXX A password reset is requested. XXXX Borrower reports they are struggling to make payments, no RFD is given. The most recent contact was on XXXX Borrower requested a deferral.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504304149	10/1/2024	8/26/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower requested a copy of a previous modification in XXXX and again in XXXX. Borrower asked for a copy of the ARM payment schedule in XXXX. Borrower confirmed the payment amount in XXXX and requested a billing statement. Servicer confirmed an issue with billing statements in XXXX; borrower had requested a copy of monthly billing statements. Billing statements resumed in XXXX after servicer removed the BK code showing borrower no longer wished to surrender the property. Borrower confirmed billing statement issue was corrected in XXXX, no further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: XXXX noted as discharged on XXXX. On XXXX borrower called in and mentioned BK. Servicer completed research and noted in XXXX that in previous BK borrower surrendered property, and now they wish to retain property.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes confirm owner occupancy but don't verify current condition.

504302697	9/1/2024	8/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact on XXXX, borrower called to confirm a payment was being mailed, and to confirm the NSF letter that was sent was regarding the principal curtailment payment, not the PI payment.
REASON FOR DEFAULT: NA
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine current occupancy, originated as primary residence. Servicing comments do not indicate property damage or hazard claims filed.
504304276	9/1/2024	8/7/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower opted into paperless communication in XXXX. Borrower asked servicer to reduce the escrow payment in XXXX after his insurance premium lowered. No other contact with any party. Servicer completed an escrow analysis in XXXX, with a lower escrow payment effective in XXXX.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don't verify current occupancy or property condition.

504303143	9/1/2024	8/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. In late XXXX, borrower usually paid through the XXXX XXXX system and pays within the grace period for most months. Borrower set up XXXX payments in XXXX XXXX. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504302727	9/1/2024	8/3/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. There has been no contact with borrower in the past XXXX months, loan has remained current.
REASON FOR DEFAULT: NA
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine current occupancy, originated as primary residence. Servicing comments do not indicate property damage or hazard claims filed.
504304340	9/1/2024	8/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower made XXXXs in XXXX and XXXX. Borrower asked about a refinance in XXXX; servicer did not offer that service. Borrower reinstated the account after the previous month's default due to a payment change that borrower wasn't aware of. Borrower has made sporadic payments through XXXX pay in XXXX. Last contact was a prior to a XXXX in XXXX.
REASON FOR DEFAULT: Payment amount changed
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504304251	9/1/2024	8/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Minimal contact is recorded. Occasionally the borrower calls in to make payment arrangements, no RFD is given. XXXX A repayment plan is set up. XXXX Assistance application is withdrawn, borrower failed to make repayment plan payment. XXXX Insurance agency is changed. The most recent contact was on XXXX, borrower calls in to discuss the payment amount.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504302913	9/1/2024	8/2/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact XXXX, borrower requested XXXX form.
REASON FOR DEFAULT: NA
FORECLOSURE: No FC activity found.
BANKRUPTCY:  XXXX filed in XXXX, exact date unknown. Discharged on XXXX.
PROPERTY: Original occupancy and current occupancy is owner. No property damage or hazard claims noted.

504305694	9/1/2024	8/15/2024	CURR	XXXX	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower noted as XXXX on XXXX. Borrower's XXXX (not an authorized third party) made a XXXX in XXXX and in XXXX. XXXX asked how to be added to the account in XXXX, but the call was disconnected. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes don’t verify current occupancy or condition but note that borrower is XXXX.

504303905	9/1/2024	8/20/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower requested to cancel XXXX XXXX. Borrower inquired about NSF fees XXXX. Borrower inquired about payment increase XXXX. XXXX party stated XXXX trying to work with assistance program, however not delinquent. Borrower stated XXXX struggling with finances. Borrower hardship noted due to change in income/increase in expenses. Borrower stated XXXX approved with XXXX. Funds received for reinstatement XXXX. Last contact XXXX servicer discussed available loss mitigation options.
REASON FOR DEFAULT:  Excessive obligations.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504303782	9/1/2024	8/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower asked about an escrow shortage in XXXX and asked servicer to remove the escrow account; borrower was not eligible for the escrow removal due to escrow advances, so servicer offered to spread the shortage over a longer time period. Borrower agreed to a XXXX-month spread in XXXX. In XXXX, borrower requested information about a previous modification, including the balloon payment amount. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.

504303848	9/1/2024	8/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in XXXX requesting assistance with web sign on, borrower claiming that they are not being sent a code for the XXXX step sign on. Servicer stated they will disable to XXXX step process. No further contact. Loan modified XXXX, principal XXXX, interest rate XXXX, payment XXXX and maturity XXXX. No further details.
REASON FOR DEFAULT: None
FORECLOSURE: No FC activity found.
BANKRUPTCY: Comments indicate borrower has been discharged from a XXXX, unknown filing date or discharge date.
PROPERTY: Owner occupied, no issues noted.
504304215	9/1/2024	8/14/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower. Borrower inquired XXXX to see if due date could be changed. No further contact noted with borrower. Unable to determine reason for XXXX-day delinquency. LPI policy effective XXXX.
REASON FOR DEFAULT:  Hardship unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Servicer notes XXXX XXXX discharge; details of filing not provided.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504305811	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in XXXX asking when the XXXX payment was made and if servicer sends out a late payment notice, Servicer sent the information via email to borrower. Borrower on XXXX asked servicer if an escrow refund has been received as borrower paid insurance directly, servicer advised yes refund received. Borrower on XXXX called in and went over escrow account and amounts being paid to insurance company. No further contact as loan has been current.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504305917	9/1/2024	8/23/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, outbound call to the borrower who made a promise to pay. No further contact with the borrower, who has remained current throughout the review period. The borrower appears to have been cooperative during noted conversations. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: RFD last noted in XXXX was due to curtailment of income. No indication that hardship is ongoing.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504305992	9/1/2024	8/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No significant contact or activity noted. The most recent contact was on XXXX to discuss an escrow shortage.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504302746	9/1/2024	8/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower inquired XXXX to add XXXX as authorized party. Borrower again inquired XXXX if information received from lawyer to add XXXX as ATP. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504304326	9/1/2024	8/7/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. No borrower contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  XXXX area noted XXXX; no indication property was affected.

504303289	9/1/2024	8/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. No borrower contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504305866	9/1/2024	8/6/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in XXXX and went over trial FB plan. Borrower called in XXXX and made trial FB plan payment XXXX. Borrower on XXXX made final trial FB plan payment. Loan modified in XXXX due date rolled from XXXX to XXXX. Borrower called in XXXX and made payment XXXX. Borrower calls in monthly and makes a payment XXXX.
REASON FOR DEFAULT: Unknown
FORECLOSURE: Comments on XXXX indicate loan in FC but on FB hold, date referred not provided.  FC canceled in XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.

504305887	10/1/2024	8/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in XXXX wanting to know how to make payments XXXX, servicer went over instructions. Borrower called in XXXX and made a payment XXXX, servicer advised borrower could make payment via XXXX. Borrower called in XXXX and made payment XXXX.
REASON FOR DEFAULT: None
FORECLOSURE: No FC activity found.
BANKRUPTCY: Comments on XXXX indicate borrower has been discharged from a XXXX, unknown filing date or discharge date.
PROPERTY: Owner occupied, no issues noted.
504304429	9/1/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Borrower called in XXXX to schedule a payment. A late fee waiver offer letter was sent on XXXX. Co-borrower called in XXXX to inquire about paying the principal balance on the account, then called again on XXXX to discuss how to make a principal only payment XXXX. Last contact was in XXXX, co-borrower tried to make a payment with a credit card and was advised that it was not an option.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as primary residence.  No property issues found.

504305464	9/1/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The only contact recorded was on XXXX, with the borrower calling in to discuss the payment amount.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504303935	9/1/2024	8/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower pays through XXXX or through the XXXX. Only contact was in XXXX regarding a late charge on the account.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.

504304269	9/15/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Coborrower asked about a missing payment made to the prior servicer in XXXX; servicer requested proof of payment. No other contact with borrower.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don't verify current occupancy or property condition.

504304196	9/1/2024	8/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. No borrower contact noted. Servicer notes LPI XXXX.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504304091	10/1/2024	8/31/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower requested website login information in XXXX. No other contact in the past XXXX years. Borrower pays through XXXX.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition. A third party reported flooding at the property in XXXX but didn't provide details or mention whether a claim was filed.

504304081	9/1/2024	8/13/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Limited contact noted with borrower. Borrower stated XXXX payment would be late. Borrower inquired about payment increase XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Servicer notes XXXX XXXX filing; details of filing not provided.  BK discharged XXXX.
PROPERTY:  Current occupancy unknown. XXXX area noted XXXX; no indication property is affected.

504304063	9/1/2024	8/31/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted XXXX due to curtailment of income; loss of XXXX/roommate income. Hardship continued through contact history. Borrower stated XXXX recently laid off. Borrower stated XXXX no receiving lesser income. Borrower stated XXXX XXXX laid off. Borrower requested Mod packet XXXX. Borrower called XXXX and XXXX to schedule payment. Borrower called XXXX to enroll in XXXX. Borrower requested stop payment XXXX. Borrower inquired about XXXX XXXX. Borrower stated XXXX had excessive obligations. Borrower called to confirm payment XXXX. Last contact XXXX.
REASON FOR DEFAULT:  Curtailment of income. Borrower unemployment.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504305829	9/1/2024	8/14/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Coborrower disagreed with the foreclosure fees remaining on the account; servicer advised her how to dispute the fees. Coborrower also gave a promise to pay. PMI was canceled in XXXX. Borrower was not aware of the delinquency in XXXX. Coborrower gave a promise to pay in XXXX. Coborrower disputed the delinquency in XXXX; servicer offered a deferment to resolve the issue after explaining that borrower missed a payment just after the loan transferred servicing. A deferment was completed that month. No further contact.
REASON FOR DEFAULT: Payment dispute
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504304343	9/1/2024	8/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated XXXX waiting for unemployment. Borrower called XXXX to make half payments due to losing job. Borrower stated XXXX now has part-time employment. Repayment plan offered XXXX; terms not provided. Borrower stated XXXX unable to make payment on time. Retention options discussed with borrower XXXX. XXXX-month deferral booked XXXX. Borrower stated XXXX XXXX out of work; was injured. Borrower stated unable to make payment XXXX XXXX. Borrower called XXXX to confirm insurance paid. No further contact noted.
REASON FOR DEFAULT:  Borrower unemployment.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  XXXX areas noted XXXX and XXXX; no indication property was affected.

504304210	9/1/2024	8/8/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower pays through XXXX. Borrower paid an escrow shortage through XXXX pay in XXXX to ensure her payment would not increase. Borrower asked servicer to apply an escrow refund to the principal balance in XXXX; servicer agreed.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.

504304348	9/1/2024	8/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact with the co-borrower was on XXXX, the borrower called in to discuss their insurance. No further details noted. The co-borrower has indicated that the primary borrower has been XXXX and has asked about removing them from the account. The co-borrower appears to be cooperative during noted conversations. No indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504303853	9/1/2024	8/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No contact with borrower since XXXX. The borrower's insurance has contact servicer a few times regarding coverage documentation; most recent insurance contact was in XXXX.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.

504304035	8/6/2024	8/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in XXXX and made a payment XXXX, borrower stated income reduced. Servicer did not discuss workout options. Borrower talked with servicer XXXX, workout options were discussed but no workout packet was sent in to servicer. No further contact with borrower.
REASON FOR DEFAULT: Income reduction
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504305594	9/1/2024	8/21/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Co-borrower called in XXXX to inquire about payment information and was advised that the last payment had not yet drafted from her account and to allow more time. NSF was processed in XXXX, however, loan was paid ahead so loan remained current. Last contact was on XXXX, borrower called informing that they would make the payment XXXX.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as primary residence.  No property issues found.

504303111	9/1/2024	8/13/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower inquired about statement date XXXX. Borrower opted out of paperless XXXX. Borrower inquired about payment increase letter XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. XXXX area noted XXXX; no indication property was affected.

504305984	10/1/2024	8/14/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in XXXX stating they were in hospital with XXXX and curing this time their renters moved out of rental home. Servicer discussed possible MOD with borrower, borrower stated they will send in a workout packet. Servicer does not note receipt of a workout packet. Borrower called in XXXX and discussed possible workout options and made a payment XXXX. Borrower called in XXXX and said had XXXX on XXXX account, borrower made a payment XXXX. Borrower inquired about workout, servicer advised need to send in a workout packet. Borrower called in XXXX and made a payment XXXX. Borrower also discussed possible workout and servicer advised same thing that a workout packet must be sent in. Servicer notes on XXXX that prior servicer completed a MOD, no further details provided. Borrower called in XXXX and made a payment XXXX. Borrower also stated that their credit score went down due to servicer transfer, servicer advised that borrower could send in a dispute. No dispute was ever received. On XXXX borrower called in requesting assistance with signing on to XXXX, servicer walked borrower through how to sign on.
REASON FOR DEFAULT: Illness due to XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied , no issues noted.
504305986	9/1/2024	8/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX borrower contacted about servicer change.
REASON FOR DEFAULT: N/A loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property reported to be owner occupied.
504305205	9/1/2024	8/8/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Co-borrower called in XXXX to discuss escrow. Co-borrower also requested to go over pay history in XXXX. A late fee waiver letter was sent in XXXX, offering a waiver of late fee for each contractual payment made by XXXX. Last contact was on XXXX, borrower scheduled a payment.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as unknown residence.  No property issues found.

504305886	9/1/2024	8/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No borrower contact as loan has been current.
REASON FOR DEFAULT: None
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504302571	9/1/2024	8/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Only noted contact with borrower XXXX.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. Borrower advised of loss draft checks XXXX; details of hazard claim and extent of damage unknown.

504305309	9/1/2024	8/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact on XXXX, borrower called to add XXXX as third party, XXXX XXXX. Was advised to send in XXXX certificate.
REASON FOR DEFAULT: NA
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine current occupancy, originated as unknown residence.  Servicing comments do indicate property damage or hazard claims filed.
TITLE ISSUES: Borrower mentioned tax lien in XXXX call. Details and status not provided.

504306065	9/1/2024	8/2/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact with borrower. Contact based on setting up payments.
REASON FOR DEFAULT: Not provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy not provided.
504303797	9/1/2024	8/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Authorized XXXX party called in XXXX, they were calling about the NSF payment the XXXX party wanted to know if payment can be re-ran. Servicer advised no but can do a XXXX which borrower did. Unauthorized XXXX party called in stating they are paying the mortgage and wanted to know why the hazard claim check has not been mailed. Servicer advised that there is no XXXX , the XXXX party state they do not have to have an XXXX . Servicer advised borrower to sent in a XXXX certificate and will. Servicer on XXXX spoke with unauthorized XXXX party who stated they will send in documentation showing they were awarded property due to borrower XXXX. Servicer received copy of XXXX certificate on XXXX. Authorized XXXX party called in XXXX, servicer advised they have been added to the loan. XXXX party called in XXXX requesting prior years XXXX's which servicer provided via email. Borrower also requested a payoff at that time. Servicer advised borrower on XXXX that they need borrower to send in all documents again, XXXX cert., will, marriage cert, etc. Borrower got upset and said all documents were sent in to prior servicer and was not going to send them again. Borrower on XXXX called in was upset that servicer could no longer use current XXXX, customer changed XXXX information for payment. Borrower on XXXX wanted to know what the extra fee was on the loan, servicer advised borrower it was for a property inspection and it does not need to be paid until loan payoff or at maturity. Comments indicate prior servicer completed a MOD, details not provided.
REASON FOR DEFAULT: XXXX  of borrower
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied.  Comments on XXXX indicate property has water damage due to flooding, date of loss XXXX.  On XXXX servicer received a claim check in the amount of XXXX, as of XXXX servicer notes they released all funds.  Claim funds check returned XXXX due to bad address, on XXXX servicer notes borrower XXXX and this is why incorrect address.  XXXX hazard claim check received XXXX in the amount of XXXX.  Servicer notes on XXXX that a claim check for XXXX was received and deposited.  XXXX party called in XXXX to see if more claim funds received Servicer advised not at this time.  XXXX party will contact insurance company to see when claim funds will be sent.  Comments on XXXX indicate servicer received a claim check for XXXX and deposited funds.  Servicer notes on XXXX that total hazard claim funds received at XXXX in restricted escrow.  Servicer called hazard company who stated they have paid total claim in the amount of XXXX which is check for XXXX, XXXX, XXXX and XXXX.  Comments on XXXX indicate servicer sending XXXX to claim funds to borrower for repairs completed.  Additional draw of XXXX ordered XXXX, comments indicate work XXXX complete.  On XXXX another draw for XXXX sent to borrower, work at XXXX complete.  On XXXX virtual inspection completed and work at XXXX.  Borrower is disagreeing with this percent and feels should be more.  Servicer reviewed inspection on XXXX and increased percent complete to XXXX.  Servicer sent a draw check for XXXX to borrower.  Final draw of XXXX completed XXXX and sent to borrower, work XXXX complete.  Comments on XXXX indicate servicer re-issues loss draft check for XXXX and mailed to borrower.  As of XXXX it does not indicate servicer has closed out the hazard claim.
TITLE ISSUES: Borrower is XXXX. UTD if XXXX is complete.
504304242	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower called in XXXX due to escrow shortage; indicated payment made XXXX. Borrower inquired about check from insurance XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504305719	9/1/2024	8/2/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No contact with any party. Borrower pays through the XXXX.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes don’t verify current occupancy or condition.

504304129	8/5/2024	8/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Comments on XXXX indicate servicer send in a letter requesting escrow be canceled. Servicer responded stating they are unable to complete this due to loans can not be more then XXXX days past due in a XXXX month period. No further contact, borrower has been making payment via XXXX or by automated XXXX pay service. Comments indicate prior servicer modified the loan, no details noted.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504304846	9/1/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower. Borrower requested paperless XXXX. Borrower stated XXXX had issues with XXXX account. Borrower requested to remove escrow from account XXXX and again XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. XXXX area noted XXXX, XXXX and XXXX; no indication property was affected.

504304341	9/1/2024	8/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Servicer notes review for workout assistance XXXX, however deferral denied. No further details provided. Borrower stated XXXX working to get loan from XXXX. Borrower informed appealing decision XXXX which was received XXXX. Borrower stated XXXX income has changed. Borrower stated XXXX trying to get own insurance. Borrower stated XXXX had major surgery. Servicer notes XXXX Trial Mod approved; terms not provided. Mod processed XXXX. Borrower inquired about escrow XXXX. No further contact noted.
REASON FOR DEFAULT:  Borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted. Borrower inquired XXXX where to send check for endorsement.  No details of pending hazard insurance claim provided.  XXXX area noted XXXX; no indication property was affected.

504305795	9/1/2024	8/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower asked about late charges in XXXX; charges were from XXXX late payments. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes don’t verify current occupancy or condition.

504305624	9/1/2024	8/3/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact on XXXX in regards to a claim check, wanted to speak with claim center. No other information about the claim check provided.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: XXXX dismissed XXXX, filing date unknown
PROPERTY: Unable to determine current occupancy, originated as primary residence.  Servicer spoke to XXXX on XXXX in regards to claim checks needing to be endorsed.  Unable to determine what the claim check was for, servicing comments do not indicate property damage or hazard claims filed.

504305394	9/1/2024	8/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower requested payoff XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504303967	9/14/2024	8/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Welcome call completed XXXX. XXXX discussed with borrower XXXX. XXXX certificate of borrower noted XXXX. XXXX or XXXX unknown. No recent contact noted with borrower.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.
TITLE ISSUES: Borrower is XXXX. Status of XXXX unknown.

504305250	9/1/2024	8/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No recent significant activity or contact with borrower was found. The most recent contact was on XXXX for a password reset.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504304346	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact with the borrower was on XXXX, the borrower called in to discuss a refund check that was sent. No further details noted. The borrower appears to be cooperative during noted conversations. No indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304305	9/1/2024	8/23/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact was on XXXX, borrower stated they will send a payment by XXXX.
REASON FOR DEFAULT: Furnace needed to be replaced.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Original occupancy and current occupancy is owner. No property damage or hazard claims noted.

504305757	10/1/2024	8/29/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in XXXX wanting to know why payment went up, servicer advised escrow shortage. No further contact.
REASON FOR DEFAULT: None
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504304272	9/1/2024	8/28/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Co-borrower called on XXXX to schedule XXXX payments. It appears that the borrower XXXX have been set up on a prior workout plan which failed on XXXX due to failure to make payments, start date unknown. It appears that the borrower was rolling XXXX days delinquent in XXXX XXXX, however, borrower was able to make two payments in XXXX bringing the loan current. Co-borrower called in XXXX to discuss escrow shortage. Last contact was in XXXX, borrower stated that they would make payment XXXX.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as primary residence.  No property issues found.

504304133	9/14/2024	8/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last XXXX contact was a promise to pay in XXXX. Borrower verified servicer payment receipt in XXXX via a XXXX message system. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.

504305656	9/1/2024	8/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No borrower contact as loan has been current.
REASON FOR DEFAULT: Current
FORECLOSURE: No FC activity found.
BANKRUPTCY: XXXX filed XXXX and dismissed XXXX.
PROPERTY: Owner occupied with no issues noted.

504305213	9/1/2024	8/14/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower paid through XXXX in XXXX but made a XXXX in XXXX. Borrower requested a XXXX statement in XXXX and verified account details in XXXX. Sporadic contact continued through XXXXs or when borrower had general account questions. Borrower reported a hardship in XXXX but didn't request payment assistance and reinstated the following month. The same hardship continued in XXXX, per contact in XXXX. In XXXX, borrower reported a new hardship but was able to make the monthly payment. Contact with borrower occurred monthly as borrower would pay after grace period expiration. Last contact was a promise to pay through XXXX in XXXX.
REASON FOR DEFAULT: Loss of work hours due to illness; XXXX died of XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied; servicing notes confirm occupancy. Servicing notes don't verify current property condition.

504305929	9/1/2024	8/7/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX Borrower calls in to discuss a billing statement. The only other contact was on XXXX, borrower calls in to request website assistance.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504305997	9/1/2024	8/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX insurance check was received IAO XXXX for wind/hail damage from XXXX. Limited contact with borrower noted. Contact was based on insurance check.
REASON FOR DEFAULT: Not provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy not provided.

504305972	9/1/2024	8/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact with the borrower noted. Contact based on borrower calling in to make payments.
REASON FOR DEFAULT: Not provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy not provided.
504303799	9/1/2024	8/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in with XXXX party on the XXXX, borrower gave authorization to XXXX party. The XXXX party inquired about account balance, next due other account information. Comments on XXXX indicate servicer had a double payment received, borrower requested a refund which servicer completed for XXXX payment. Comments indicate loan was modified in XXXX, no further details provided.
REASON FOR DEFAULT: None
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504305954	9/1/2024	8/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower was unable to qualify for a modification in XXXX. A repay plan was approved in XXXX, terms were not stated. Borrower verified the reinstatement amount in XXXX and had monthly contact with servicer through the rest of the year during XXXXs. The loan transferred servicing in early XXXX and a new repay plan was approved in XXXX. Borrower reinstated in XXXX after several months of double payments; loan has since remained current. Borrower reinstated an NSF payment in XXXX and asked about credit reporting in XXXX. Borrower confirmed funds applied in XXXX were from XXXX, and in XXXX requested a new escrow analysis. Borrower confirmed an escrow payment increase in XXXX. Borrower disputed fees on the account in XXXX and has had monthly contact with servicer due to payment dates. Last contact was in XXXX when borrower scheduled a payment.
REASON FOR DEFAULT: Family member illness, funeral expenses, income curtailment, recovering from cancer treatment, unemployment
FORECLOSURE: No FC activity found.
BANKRUPTCY: XXXX noted as discharged on XXXX. No details provided.
PROPERTY: Seller data shows property is owner occupied. Servicing notes don’t verify current occupancy or condition. Borrower reported roof repairs completed in XXXX for unknown damage. Prior servicing notes don't show any repairs completed or funds released; claim was monitored by prior servicer. Borrower received a violation notice from the XXXX in XXXX; the previous homeowner had built a sidewalk without XXXX approval and borrower wanted to know if his insurance or the prior owner's insurance was responsible for fixing the issue.

504304067	9/1/2024	8/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. A XXXX deferral was completed in XXXX; borrower has since remained current. Servicing notes show a new BK filing on XXXX but don't provide any other information. Only contact with borrower was during the welcome call in XXXX; call didn't mention any XXXX or default.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: XXXX BK discharged without reaffirmation in XXXX; case details were not provided.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.

504304051	9/1/2024	8/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower usually pays through the XXXX. Borrower requested proof for the deferred balances on the account in XXXX as XXXX was attempting to refinance. Servicer sent the documentation in XXXX. Borrower missed the XXXX payment but made a double payment in XXXX after servicer notified borrower of the delinquency; loan has since remained current. No further contact.
REASON FOR DEFAULT: Oversight
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.

504305695	9/1/2024	8/8/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower on XXXX called in and made a payment XXXX which posted same day, nothing further discussed. No further contact as loan has been current.
REASON FOR DEFAULT: None
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied home with no issues noted.
504302691	9/1/2024	8/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower made XXXXs in late XXXX. Contact became sporadic during XXXX and was only during XXXXs. Borrower made most payments through the automatic XXXX until he set up XXXX payments in XXXX. Borrower had a few NSF payments in XXXX, but all were reinstated within the month the payment was due. Last contact was a XXXX in XXXX.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504305794	9/1/2024	8/9/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower confirmed payments are made via XXXX and are scheduled within the grace period in XXXX. Borrower confirmed payments were made XXXX in XXXX. Borrower asked whether loan was paid in full in XXXX; servicer verified a balance was still owing. Borrower requested a website password reset in XXXX.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes don’t verify current occupancy or condition.

504303787	9/1/2024	8/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Servicer contact borrower XXXX, borrower thought payment was made. Servicer advised no, borrower made payment XXXX that day covering XXXX payments. No further contact noted.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.

504304086	9/22/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower requested copy of XXXX XXXX. Welcome call completed XXXX. Last contact XXXX to make payment.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy unknown. XXXX area noted XXXX, and XXXX; no indication property was affected. Hazard loss DOL XXXX due to damage from XXXX; details of claim not provided. Checks of XXXX and XXXX noted XXXX. Check for XXXX received XXXX. Unable to confirm repairs have been completed.
504305716	9/1/2024	8/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower verified loan info and asked why the payment increased in XXXX; increase was due to an escrow analysis. A week later, borrower asked about a refinance. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: Borrower call on XXXX noted a discharged BK. No details captured in servicing comments.
PROPERTY: Seller data shows property is owner occupied. Servicing notes don’t verify current occupancy or condition.

504305732	9/1/2024	8/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower verified account was current in XXXX. Borrower advised servicer of a change in insurance carriers in XXXX. Borrower asked servicer to run an escrow analysis in XXXX. No further contact. Borrower pays through XXXX.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: Servicer notes XXXX dismissed on XXXX. No further details provided.
PROPERTY: Seller data shows property is owner occupied. Servicing notes don’t verify current occupancy or condition.

504304278	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Borrower called in XXXX to inquire about workout options noting that XXXX works full but will be getting surgery and trying to prepare, however, borrower became unresponsive; no contact again until XXXX informing that payment was mailed. Late fee was discussed in XXXX; XXXX in the family provided as reason for hardship. Demand letter was sent in XXXX. Three payments received in XXXX bringing the loan current. Borrower stated in XXXX, had just returned to work. Escrow shortage and workout options discussed XXXX. Borrower requested to waive a late fee in XXXX and was advised that XXXX payments had already been waived which is the maximum allowed with the rolling XXXX month period. Last contact was in XXXX, borrower called to discuss scheduled payment; declined assistance.
REASON FOR DEFAULT: Borrower illness - surgery, XXXX in the family.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as primary residence.  No property issues found.

504304241	9/1/2024	8/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower inquired about drafting funds for payment XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504305956	9/1/2024	8/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No contact or activity noted. Account is current.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504303512	9/1/2024	8/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Only borrower contact noted XXXX to request XXXX.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504303796	9/1/2024	8/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower. Borrower stated XXXX BK has been discharged but not yet reaffirmed. Borrower inquired about taxes XXXX. Borrower inquired about autopay XXXX. Borrower requested statement XXXX and breakdown of payment. Borrower requested XXXX assistance XXXX. Borrower disputed principal balance XXXX. Borrower asked about refinance XXXX. Borrower inquired about large lump sum payment XXXX. Welcome call completed XXXX. Borrower again inquired about lump sum payment XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Servicer notes XXXX XXXX discharge; details of filing not provided.
PROPERTY:  Current occupancy unknown.  XXXX area noted XXXX and XXXX; no indication property was affected.

504306021	9/1/2024	8/14/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The only significant contact noted was on XXXX, borrower calls in to discuss a hazard claim.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. Property had hail damage, DOL XXXX. Claim check for XXXX received XXXX. Notes have no detail regarding extent of damage, status of repairs, or further claim information.
504304338	9/1/2024	8/10/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Borrower called in XXXX to discuss escrow removal; escrow shortage was removed and escrow payment change notification letter was sent. Last contact was in XXXX, borrower scheduled a payment.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as unknown residence.  No property issues found.

504305764	9/1/2024	8/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower on XXXX called in and asked when last was late, servicer advised in XXXX. Borrower then stated they never received the statement until XXXX. Nothing further discussed. No further contact as loan has been current.
REASON FOR DEFAULT: None, current loan.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied with no issue noted.

504305907	9/1/2024	8/31/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX repayment plan set up in XXXX, appears borrower completed repayment plan, but exact date not provided. XXXX Borrower calls in with questions about the active repayment plan. XXXX Account is discussed, not eligible for FB. XXXX Loss mit options are discussed. Occasional notes are recorded with borrower calling in to review the account and discuss workout options, no notes found showing an assistance application was submitted. The most recent contact was on XXXX to schedule a payment.
REASON FOR DEFAULT: XXXX illness of family member. XXXX Illness of borrower.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504304526	9/1/2024	8/14/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact on XXXX, borrower called for help accessing website.
REASON FOR DEFAULT: NA
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine current occupancy, originated as unknown residence. Servicing comments do not indicate property damage or hazard claims filed.
504303487	9/1/2024	8/21/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact with the borrower was on XXXX, the borrower called in to discuss the insurance and was advised it was updated and paid. The borrower appears to be cooperative during noted conversations. No indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504305981	9/1/2024	8/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Comments indicate borrower calls in and make payments via automated XXXX system. Comments on XXXX indicate prior servicer completed a MOD, details of MOD not noted. Servicer notes on XXXX that welcome call completed, borrower stated they had already set up account on XXXX. Nothing further discussed. Borrower on XXXX stated that hazard insurance expiring and wanted to know if forced place insurance will be applied. Servicer advised yes. On XXXX servicer and borrower discussed escrow shortage and how it is spread over a year.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504304900	9/1/2024	8/14/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower had questions with escrow XXXX. Borrower inquired about confirmation of insurance premium reduction XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  XXXX area noted XXXX, XXXX and XXXX: no indication property was affected.

504303355	10/1/2024	8/31/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan has been current for XXXX months. Only contact with borrower has been administrative.
REASON FOR DEFAULT:  N/A
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is owner occupied. Property located in XXXX area in XXXX but no reference to damage or hazard claim.

504306049	9/1/2024	8/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No recent significant activity was found. The most recent contact was on XXXX, borrower calls in to schedule a payment.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504303597	9/1/2024	8/23/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan has been current for XXXX months. Only contact with borrower has been administrative.
REASON FOR DEFAULT:  N/A
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is owner occupied. Property located in XXXX area in XXXX. No indication of damage or hazard claim.

504303161	9/1/2024	8/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact on XXXX, borrower requested to cancel XXXX.
REASON FOR DEFAULT: NA
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine current occupancy, originated as primary residence. Servicing comments on XXXX do indicate property is located in an area designated by XXXX for XXXX, comments do not indicate property damage or hazard claims filed.
504305734	9/1/2024	8/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No borrower contact as loan has been current.
REASON FOR DEFAULT: No contact, current loan.
FORECLOSURE: No FC activity found.
BANKRUPTCY: XXXX filed XXXX and discharged XXXX, unable to determine if debt reaffirmed.
PROPERTY: Owner occupied, no issues noted in comments.
504304265	9/1/2024	8/14/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower confirmed payment was sent by mail in XXXX and in XXXX. Last contact was in XXXX, when borrower also verified payment had been mailed.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don't verify current occupancy or property condition.

504305481	9/1/2024	8/26/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower called multiple times for XXXX assistance resetting password. Borrower called XXXX to change payment date. Borrower reviewed escrow analysis XXXX. Borrower setup payment XXXX and again XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Borrower stated XXXX property is owner-occupied.  XXXX area noted XXXX; no indication property was affected.

504305700	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called about LPI coverage in XXXX; servicer advised borrower to provide proof of XXXX coverage. Borrower asked about an escrow shortage in XXXX and verified servicer receipt of payment in XXXX. Borrower gave a promise to pay in XXXX. No further contact. Borrower has paid on the XXXX of each month during XXXX.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes don’t verify current occupancy or condition.

504306002	9/12/2024	8/26/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted XXXX due to starting new job; lost job because XXXX. Hardship restated XXXX. Servicer offered verbal repayment plan XXXX with payments of XXXX Borrower requested reinstatement amount XXXX. Servicer requested loan workout documents XXXX; borrower advised of missing docs XXXX. Borrower inquired about status of Mod XXXX; servicer notes not eligible. Borrower stated working with XXXX XXXX. XXXX-month repayment plan discussed XXXX which was offer and accepted on XXXX, closed on XXXX with reinstatement. Last borrower contact XXXX. Down payment of XXXX received XXXX.
REASON FOR DEFAULT:  Curtailment of income.
FORECLOSURE: Loan referred for FC XXXX.  FC action closed/billed XXXX due to reinstatement.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property noted to be owner-occupied.  No property damage noted.

504303233	10/1/2024	8/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower inquired about payment increase XXXX. Borrower inquired XXXX how much to pay to bring balance down. Borrower advised XXXX changing XXXXs. Borrower requested new escrow analysis XXXX. Borrower was advised of escrow payment change date XXXX. Borrower inquired about homestead exemption XXXX. No further contact noted with borrower.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity noted.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504302847	10/1/2024	8/26/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Borrower inquired about payoff balance in XXXX. Last contact was in XXXX, borrower stated that XXXX had a heart surgery and XXXX need a deferral; no further discussion provided regarding this matter.
REASON FOR DEFAULT: Hardship has been discussed due to curtailment of income and heart surgery, however, borrower has been able to continue making the monthly payments and has remained current on the loan.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property verified as owner occupied on XXXX. The borrower called on XXXX indicating that the insurance company would not be renewing the insurance policy due to property damage and was advised to send in proof of damage/insurance claim. No details regarding repairs provided.

504303912	10/1/2024	8/2/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower confirmed an interest rate increase in XXXX; rate was effective in XXXX. Borrower verified payment receipt in XXXX and in XXXX. Borrower requested a XXXX statement in XXXX. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.

504305969	9/1/2024	8/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No contact with the borrower during the review period noted in the contact history. The loan has been current throughout the review period. The notes indicate the loan was previously modified by a prior servicer, the terms of which were not noted. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504305908	9/22/2024	8/29/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower called to schedule payment XXXX and again XXXX. Borrower advised of delinquency XXXX. Borrower stated XXXX able to resume payments. Borrower confirmed payment XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504304298	9/1/2024	8/6/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Multiple NSFs have been processed on the account, however, it appears that the borrower has been able to make additional payments to keep the loan current. Authorized XXXX party called in XXXX for insurance inquiry and stated intent is to retain the property; repayment plan was offered but plan was declined, also opted not to be submitted for deferral review. Authorized XXXX party called on XXXX to inquire about the past due payments and was advised loan was just due for XXXX. Escrow analysis was discussed in XXXX. Last contact was in XXXX, authorized XXXX party called for payment and insurance inquiry and stated that they would have their XXXX make the XXXX and XXXX payments.
REASON FOR DEFAULT: XXXX in the family.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy confirmed as owner occupied as of XXXX when borrower stated intended to keep the property, originated as primary residence. No property issues found.

504304163	9/1/2024	8/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. XXXX party with general questions noted XXXX. Servicer notes XXXX property is lot only loan. No recent contact noted with borrower.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  XXXX area noted XXXX; no indication property was affected.

504304638	9/1/2024	8/23/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Co-borrower calls in to make partial payments on the account. Co-borrower inquired about increase in payment in XXXX and was advised of escrow shortage; repayment plan was discussed but not affordable hence, borrower declined. Workout was closed on XXXX. Co-borrower stated in XXXX that they split the monthly payments so they don't fall behind on the loan and already had a payment scheduled. Escrow analysis was discussed in XXXX. Last contact was in XXXX, co-borrower called to schedule payment for P&I and escrow.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as unknown residence.  No property issues found.

504305273	9/1/2024	8/26/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX borrower requested a change to the XXXX date and advised that he had a knee injury. Borrower calls in monthly to set up payments. Last contact was on XXXX, borrower scheduled a payment.
REASON FOR DEFAULT: NA
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Original occupancy is unknow. Current occupancy is owner confirmed by borrower on XXXX. No property damage or hazard claims noted.

504306039	9/1/2024	8/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in to request a copy of a previous loan modification. The notes indicate the loan was previously modified by a prior servicer, the terms of which were not listed. No further contact with the borrower found in the contact history. The loan has remained current throughout the review period. No indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504305988	9/1/2024	8/31/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in to inquire about the escrow shortage and asked how to resolve it. No further contact with the borrower since that time. The notes indicate the loan was modified by a prior servicer but did not include details about the modification. The borrower appears to have been cooperative during recent conversations. The notes reflect loss mitigation discussions in XXXX about wanting a deferral, but no record of approval or one being completed. The loan has remained current for the past year and no recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: RFD last noted in XXXX was due to borrower illness. No indication that hardship is ongoing.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504305924	10/1/2024	8/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in to find out how to change her last name from maiden name to legal name. The borrower also advised they were sending in claim checks and documents for their hazard claim. No further verbal contact with the borrower since that time. The borrower appears to have been cooperative during noted conversations and has maintained the account current throughout the review period. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. Borrower filed two claims for water damage, same DOL, so they are handled as one claim. DOL XXXX. Two claim checks received on XXXX, one for XXXX and the other for XXXX. XXXX disbursement sent to the borrower in XXXX totaling XXXX The claim is monitored repairs have been ongoing.
504302670	10/1/2024	8/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. No borrower contact.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. XXXX area noted XXXX; no indication property was affected.

504302959	9/1/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No contact with borrower. XXXX recent notes referencing NSF payments are recorded.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504303090	9/1/2024	8/7/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower had several months of rolling XXXX days delinquent in late XXXX to XXXX. Despite call attempts there was no contact with the borrower to determine RFD. Contact limited to borrower calling in to make payments by XXXX. Loan has been current since XXXX.
REASON FOR DEFAULT:  Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is unknown. Property located in  XXXX  area several times but no reference to damage or hazard claim.

504305276	9/1/2024	8/3/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. No borrower contact.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504304029	9/7/2024	8/22/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower called XXXX to setup XXXX. Borrower hardship noted XXXX salary has been cut. Verbal repayment plan offered; terms not provided. Plan confirmed kept XXXX. Borrower stated XXXX work/business is slow. Borrower stated XXXX hours had been cut. Hardship continued through contact history. Borrower stated XXXX money was stolen. Borrower inquired about shortage XXXX. Borrower stated XXXX had unexpected expenses. Borrower requested partial payment XXXX. Verbal XXXX-month repayment plan offered XXXX; terms not provided, completed in XXXX. Borrower stated XXXX had major car problems. Borrower called to reinstate XXXX. Skip trace efforts noted XXXX.
REASON FOR DEFAULT:  Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property noted to be owner-occupied. XXXX area noted XXXX; no indication property was affected.

504303781	9/1/2024	8/9/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in to pay off the escrow shortage. No further contact since that time. The borrower has maintained the account current throughout the review period. No indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504302689	9/1/2024	8/10/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan has been current for XXXX months however borrower has had a couple of reversals, neither actual NSF pmts. In XXXX borrower called because he'd accidentally made an extra XXXX so it had to be reversed. In XXXX borrower had to freeze his account due to XXXX. In both cases he replaced pmts in the same month so no delinquency resulted. No hardship.
REASON FOR DEFAULT: N/A
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is owner occupied.

504304075	9/1/2024	8/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Limited contact noted with borrower. Welcome call completed XXXX confirming account status. Borrower called XXXX to confirm account status. XXXX of borrower noted XXXX. XXXX party requested payoff/XXXX who is the administrator of the XXXX XXXX. XXXX party requested payoff again XXXX and XXXX. XXXX party inquired about payoff XXXX and XXXX. XXXX party stated XXXX received large insurance settlement and would like to payoff loan. Servicer denied short payoff XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.
TITLE ISSUES: Borrower is XXXX. Status of XXXX is unknown.

504303205	9/1/2024	8/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Majority of contact to schedule/confirm payments. Servicer notes review for repayment denial XXXX; no further details provided. Assistance review withdrawn XXXX. Last contact was on XXXX; borrowers XXXX called in to set up a payment. XXXX setup through website XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property is non-owner occupied.  XXXX area noted XXXX; no indication property was affected.

504303791	9/1/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No significant contact or activity noted.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504306024	9/1/2024	8/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in regarding the final insurance claim check for repairs that have been made. Was advised an inspection is needed. No further notes about the status of that inspection or release of draw. The notes also indicate the co-borrower is XXXX. The borrower has been cooperative and has maintained current payments throughout the review period. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. The notes indicate property damage undergoing repairs. Date of loss on XXXX, damage noted to be kitchen & roof. A claim check totaling XXXX were received on XXXX. Claim status is monitored. Unable to determine cause of the damage, but notes indicate final draw is pending an inspection.
504305856	8/5/2024	7/4/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower on XXXX stated XXXX had XXXX and changed jobs, borrower was looking for assistance. Servicer mailed workout packet on XXXX. On XXXX borrower and servicer discussed workout options, servicer advised borrower to apply XXXX. Borrower and servicer on XXXX discussed workout options again, servicer advised need workout packet for review. No packet was received. Borrower and servicer on XXXX discussed workout options again but borrower did not send in a workout packet. Borrower in XXXX and XXXX called in to discuss workout options but did not send in a workout packet which servicer requested. Last contact was on XXXX when borrower called in for assistance, XXXX out of work. Servicer advised need workout packet, unknown if servicer received a workout packet.
REASON FOR DEFAULT: Illness of borrower
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.

504303695	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact with the borrower was on XXXX. The borrower called in to discuss the current balance. The borrower appears to be cooperative. No indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504305203	9/1/2024	8/14/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No significant activity noted. Most recent contact was on XXXX Change in hazard insurance discussed. Borrowers agent will send in insurance declaration.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504304307	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact with the borrower was on XXXX, the borrower called in to discuss insurance and tax increase and requested assistance due to the payment increase. A loss mitigation workout review was opened, but later closed on XXXX due to application inactivity. The borrower appears to have been cooperative during noted conversations and usually makes payments via the servicer's XXXX. No further indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504302778	9/1/2024	8/7/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower inquired about payment XXXX. Borrower called XXXX to discuss selling home. Borrower inquired about monthly statement XXXX. Borrower called to confirm payment XXXX. Borrower inquired about amount due XXXX. Borrower inquired about increased payment XXXX. Borrower inquired about deed XXXX. Servicer notes receipt of workout documents XXXX; no open workout noted. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504302572	9/1/2024	8/7/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact with the borrower was on XXXX, the borrower's XXXX called to unlock the account and reset the password. Also discussed the deferred principal balance. The borrowers have asked how they can pay towards that amount. The contact history does not show when or how that deferred balance was incurred. The borrower appears to be cooperative during noted conversations. No indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304377	9/1/2024	8/14/2024	CURR	XXXX	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Majority of contact to schedule payments with XXXX party/successor of interest. XXXX party inquired about XXXX score XXXX. XXXX party requested processing fee be waived XXXX. XXXX party requested payoff XXXX. XXXX party inquired about XXXX XXXX and again XXXX. XXXX party inquired about escrow change XXXX. Payoff requested XXXX. No further contact noted.
REASON FOR DEFAULT:  Borrower is XXXX, no hardship indicated by third party.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504305445	9/1/2024	8/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact with the borrower was on XXXX. Outbound call to borrower who indicated the payment due was on the way via XXXX. Only other contact was in XXXX when the borrower called with new insurance information needed to adjust the PITI payment. The borrower appears to be cooperative. No indication of hardship or active loss mitigation activity.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304458	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower called to reset XXXX password XXXX. Borrower called to setup XXXX XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.   Borrower called XXXX to verify where to send insurance check for endorsement.  No further details provided.  XXXX area noted XXXX; no indication property was affected.

504306054	9/1/2024	8/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called on XXXX to inform servicer they have new hazard insurance carrier. Comments indicate servicer confirmed new hazard carrier. Comments on XXXX indicate borrower requested payment extension via servicer's XXXX, appears servicer did not offer extension since loan is current. Comments on XXXX indicate prior servicer completed a modification, no details noted about the modification. Since XXXX there has been no contact with borrower, borrower makes payments via servicer's XXXX. Prior servicer completed a MOD XXXX, principal XXXX interest rate XXXX, payment XXXX, deferred XXXX and maturity XXXX. No further details.
REASON FOR DEFAULT: None
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504303744	9/1/2024	8/10/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact was on XXXX borrower inquired that their payment has not yet cleared through the XXXX. Servicer indicated it has been received but pending. Borrower further states they are disputing the negative reporting for XXXX due to his XXXX passing away and didn't know where to send the payment. Unable to determine the outcome of this dispute.
REASON FOR DEFAULT: On XXXX servicer was notified that the co borrower passed away and didn't know where to send the payment.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Original occupancy and current occupancy is owner. No property damage or hazard claims noted.

504304285	9/13/2024	8/28/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower was struggling to get pmts in on time and in XXXX request due date change to XXXX. It was effective with the pmt due XXXX according to monthly statements. Borrower had NSF in XXXX, pmt was replaced so no delinquency but no contact was made with borrower to know the reason for the NSF. Loan has been current since then.
REASON FOR DEFAULT:  N/A
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is unknown. Subject was in  XXXX  area in XXXX but no indication of damage or hazard claim.

504305492	9/1/2024	8/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No contact with the borrower noted in the contact history. The loan has remained current throughout the past XXXX months and no recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504303547	11/1/2024	8/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan has been current for XXXX months. Only contact with borrower has been administrative.
REASON FOR DEFAULT:  N/A
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is owner occupied. Property was in XXXX area in XXXX but no record of damage or hazard claim.

504303317	9/1/2024	8/10/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan has been current for XXXX months. Only contact with borrower has been administrative.
REASON FOR DEFAULT:  N/A
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is owner occupied. Property located in  XXXX  area in XXXX but no damage or hazard claim is reported.

504302966	9/1/2024	8/2/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Minimal contact is noted; borrower scheduled a payment on XXXX.
REASON FOR DEFAULT: None, loan is current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as unknown residence.  No property issues found.

504305687	9/1/2024	8/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower made a XXXX in XXXX and confirmed payment was mailed in XXXX. Borrower made the next several payments through the XXXX. Borrower reported a hardship in XXXX and declined payment assistance in XXXX. Monthly contact continued; borrower verified hardship was ongoing and verbal financials confirmed inability to reinstate arrears. Servicer approved a XXXX-month deferment in XXXX to reinstate the account. Borrower attempted to set up recurring payments in XXXX and again in XXXX; both times he was unable to schedule. NSF in XXXX was reinstated later in the month, no further contact. Borrower set up recurring XXXX payments in XXXX via XXXX.
REASON FOR DEFAULT: Borrower illness, receives XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504305189	9/1/2024	8/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. No borrower contact.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504304263	8/21/2024	8/20/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower verified payment receipt in XXXX; no payment had been received; borrower paid through XXXX. Borrower gave a promise to pay in XXXX and in XXXX. Sporadic contact continued; borrower always gave a promise to pay at a later date. Last contact in XXXX was also a promise to pay. In XXXX, borrower has paid at the end of each pay cycle, usually around the XXXX of each month.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don't verify current occupancy or property condition.

504304538	9/1/2024	8/2/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact with the borrower was on XXXX, the co-borrower called in to ask about their overage payment and agreed to schedule a payment XXXX. Payments are usually paid by the servicer's XXXX. The borrower appears to be cooperative during noted conversations. No indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504305755	9/1/2024	8/13/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No contact until borrower reported a hardship in XXXX. Borrower gave a promise to pay and accepted a verbal repay plan. Borrower made a XXXX in XXXX and asked for options to reinstate the account in XXXX. Coborrower reinstated the account in XXXX and has since remained current. Borrower had questions about a billing statement in XXXX and asked why the payment amount increased in XXXX; the increase was due to an escrow shortage.
REASON FOR DEFAULT: Medical issues
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504304287	9/1/2024	8/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower added a password on the account in XXXX due to XXXX and verified the account status in XXXX. No further contact.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don't verify current occupancy or property condition.

504304311	9/18/2024	8/24/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Minimal contact is noted, co-borrower called in XXXX requesting a copy of the latest mod agreement; prior servicer mod was mailed to borrower; mod terms not discussed.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy unknown per Seller data. Occupancy not provided in contact history. No property issues found.

504303843	9/6/2024	8/7/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact with borrower was in XXXX when borrower set up XXXX payments. Loan has remained for the past XXXX years.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.

504305980	9/13/2024	8/27/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Servicer contacted borrower XXXX who provided a payment XXXX, borrower also stated they are on a XXXX. No workout discussed. Comments on XXXX indicate prior servicer completed a modification, details of the MOD not noted. Servicer called borrower XXXX, borrower provided a payment XXXX to cover the XXXX payment. No workout was discussed. Last contact XXXX, borrower made a payment XXXX which posted same day.
REASON FOR DEFAULT: Income reduction
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504304207	9/1/2024	8/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower made a XXXX in XXXX. Subsequent payments were made through XXXX. Borrower requested website access reset in XXXX as he was unable to login. Borrower asked about legal fees on the account in XXXX.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.

504305706	10/1/2024	8/31/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower verified servicer payment receipt in XXXX and also scheduled a payment. No further contact. Borrower usually pays through the XXXX.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: Servicer notes XXXX discharged on XXXX. No further details noted.
PROPERTY: Seller data shows property is owner occupied. Servicing notes don’t verify current occupancy or condition.

504303001	10/1/2024	8/23/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No contact during default in mid-XXXX; borrower reinstated in XXXX and has since remained current. XXXX declined XXXX assistance in XXXX. Borrower had questions regarding a XXXX statement in XXXX. No further contact.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504305750	9/1/2024	8/23/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in XXXX and made payment XXXX. Servicer called borrower and want over the missed payment in XXXX, borrower made a double payment that posted same day. Servicer contact borrower XXXX and went over account and advised the XXXX payment was missed, borrower made payment XXXX to bring loan current. Borrower called in XXXX and made payment XXXX.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504304068	9/1/2024	8/8/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about increased payment XXXX. Welcome call completed XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: Loan noted to be in FC at start of contact history; stayed by BK filed XXXX. Loan referred XXXX. NOD filed XXXX.  Servicer notes XXXX FC action closed XXXX.
BANKRUPTCY: XXXX filed XXXX which was discharged XXXX.
PROPERTY:  Current occupancy unknown.  Hazard claim noted XXXX; date of loss XXXX due to water damage. Loss amount XXXX.  Additional check of XXXX noted XXXX.  Unable to confirm repairs completed. XXXX area noted XXXX; no indication property was affected.

504304328	9/1/2024	8/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Only contact was in XXXX when borrower requested a reprint of the servicer's hello letter.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don't verify current occupancy or property condition.

504303451	9/1/2024	8/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower pays on the XXXX of each month. Only XXXX contact was in XXXX when borrower confirmed the XXXX payment and wanted to make a principal curtailment.
REASON FOR DEFAULT: No default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown occupancy. Servicing notes don't verify current occupancy or property condition. Property was noted to be in a XXXX area in XXXX, no mention of property damage.

504304686	10/1/2024	8/26/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Coborrower notified servicer of borrower XXXX in XXXX. Coborrower was working to reinstate all accounts in XXXX and requested payment assistance. Coborrower submitted financial documents over the next few months; the assistance package was marked complete in XXXX but coborrower was unable to qualify for retention options. Coborrower received funds from a friend to reinstate the account in XXXX. Coborrower has since remained current. Last contact was in XXXX; coborrower confirmed the payment had been mailed.
REASON FOR DEFAULT: Borrower XXXX, coborrower living on XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don't verify current occupancy or property condition.

504303403	10/1/2024	8/23/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower inquired about escrow shortage XXXX. XXXX of co-borrower noted XXXX; XXXX XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. XXXX area noted XXXX; no indication property was affected.

504303535	9/1/2024	8/23/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact on XXXX, borrower verified a payment was scheduled.
REASON FOR DEFAULT: NA
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is primary residence per conversation on XXXX.  Servicing comments do not indicate damage/hazard claim filed.

504303804	8/30/2024	8/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in XXXX stating XXXX has damage to her garage which appears not to be attached to home. Extent of damage not noted. Customer servicer department transferred borrower to insurance department. Borrower called in XXXX wanting an update on the hazard claim, servicer advised waiting for funds and they will review to see if funds will be sent to borrower. Borrower called in XXXX inquiring about a letter received, servicer stated disregard loan current. Borrower on XXXX called in asking about escrow overage refunds and when payment will be lowered. Servicer advised payment will lower for the XXXX payment. Comments indicate prior servicer modified loan, details not provided.
REASON FOR DEFAULT: None
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied. On XXXX borrower stated damage to garage. On XXXX servicer notes date of loss as XXXX with loss amount of XXXX. Comments on XXXX indicate servicer received funds and was processing payment for borrower. Claim amount is lower than required hold requirements. hazard funds mailed XXXX. Claim closed XXXX.
504304236	9/1/2024	8/10/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower inquired about escrow analysis XXXX. Borrower called to confirm payment XXXX. Borrower inquired about increased payment XXXX. Last contact XXXX; borrower made a payment.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy unknown. XXXX area noted XXXX, XXXX and XXXX; no indication property was affected.
504304632	9/1/2024	8/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan has been current for past XXXX months. Only contact with borrower been administrative, re: hazard insurance.
REASON FOR DEFAULT:  N/A
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is owner occupied per call XXXX to discuss hazard insurance.

504304316	9/1/2024	8/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No contact with borrower. Loan was referred to foreclosure in XXXX. Borrower planned to sell the property in XXXX and requested a reinstatement quote. Borrower submitted reinstatement funds in XXXX. An authorized third party set up XXXX payments in XXXX. In XXXX, borrower advised that he was still responsible for the account, despite completing a XXXX to someone else. In XXXX, borrower said he sold the property to a third party. No further contact.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied but based on the servicing notes regarding the property sell, occupancy cannot be verified. Servicing notes don't verify current occupancy or property condition.
TITLE ISSUES: Borrower noted in XXXX they sold property to someone else. Title report confirms borrower conveyed to third party in XXXX.

504305418	9/1/2024	8/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact was on XXXX, borrower stated they will make a payment
REASON FOR DEFAULT: NA
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Original occupancy and current occupancy is owner. No property damage or hazard claims noted.

504304776	9/1/2024	8/9/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower declined paperless statements XXXX. Borrower stated XXXX will make double payment to bring loan current. Borrower stated XXXX unable to make payment due to unemployment. Borrower inquired about letter XXXX. Borrower inquired about payment increase XXXX. No further contact noted.
REASON FOR DEFAULT:  Borrower unemployment.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504303462	9/1/2024	8/10/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Borrower called XXXX to review escrow refund. Borrower called XXXX to verify origination date. Borrower inquired about BK discharge XXXX; no further details provided. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Servicer notes XXXX BK discharge; details of filing not provided.
PROPERTY:  Current occupancy unknown. Borrower called XXXX to inquire on endorsement of claim check; details of claim and extent of damage unknown.

504303878	9/26/2024	8/26/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted XXXX due to curtailment of income; XXXX not working due to expecting baby and owes taxes. Borrower stated XXXX just had baby. Verbal XXXX-month repayment plan offered XXXX; payment amount XXXX, first due XXXX with end XXXX plan failed. Borrower stated XXXX not working a lot of hours. Borrower stated XXXX trying to get caught up on bills. Borrower again stated XXXX out of work. Borrower stated XXXX had car repairs. Borrower indicated other expenses XXXX. Borrower stated XXXX dad used XXXX account and didn't have funds. No recent contact noted with borrower.
REASON FOR DEFAULT:  Curtailment of income. Borrower unemployment.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property noted to be owner-occupied.  XXXX area noted XXXX; no indication property was affected.

504304344	9/1/2024	8/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 1	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact was on XXXX, borrower inquired about their property tax payment made.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Original occupancy and current occupancy is unknown. No property damage or hazard claims filed.
504306068	9/1/2024	8/23/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX borrower called in stated he is waiting for state assistance. Borrower began sending in documentation for a possible mod. XXXX borrower was denied for a mod. Borrower stated he is working for assistance through is state's XXXX program. XXXX borrower stated he was approved for XXXX assistance and asked that FC is placed on hold to allow funds to be sent. XXXX XXXX funds received IAO XXXX but was not enough to RI the loan so funds were sent to borrower. XXXX funds sent were based off of the mortgage statement but didn't include FC fees. XXXX XXXX funds were applied for reinstatement but not any fees. XXXX loan was service released. Last contact XXXX borrower called to make payment advised they intend to keep property.
REASON FOR DEFAULT: Borrower making less income than previously.
FORECLOSURE: XXXX loan referred to FC atty. XXXX complaint filed. XXXX service completed. XXXX FC placed on loss mit hold. XXXX FC closed due to loan RI. XXXX motion to dismiss FC filed.
BANKRUPTCY: Starting in XXXX inbound and outbound calls are routed through BK. No details of case type, number, filing dates noted. Unable to verify BK status. No further BK notes after XXXX.
PROPERTY: Property reported to be owner occupied.
504304301	9/1/2024	8/8/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer notes workout review XXXX; however documents incomplete. Borrower advised XXXX would resubmit financials for workout assistance. Reinstatement quote provided XXXX. Servicer pre-approved Trial mod XXXX with payments of XXXX starting XXXX. Borrower requested adjustable rate XXXX. Mod agreement sent to borrower XXXX but not returned by borrower. Borrower inquired about Mod workout letter XXXX. Mod agreement received XXXX but not notarized. Mod workout booked XXXX. Borrower inquired about account due date XXXX.
REASON FOR DEFAULT:  Hardship not provided.
FORECLOSURE: Loan was referred for FC XXXX.  Missing AOM requested XXXX.  Loss mitigation hold placed XXXX which was resumed XXXX.  FC action closed/billed due to Mod workout booked XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  XXXX area noted XXXX; no indication property was affected.

504306007	9/1/2024	8/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted XXXX; stated been sick in the hospital. No further contact noted.
REASON FOR DEFAULT:  Borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  XXXX area noted XXXX; no indication property was affected.

504304335	9/1/2024	8/14/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, outbound call to the borrower who said would check with XXXX about the payment and will call back. No further contact with the borrower. The notes reflect a deferral was completed in XXXX deferring one payment to bring the loan current. The borrower appears to have been cooperative during noted conversations. Has had brief periods of delinquency in the past XXXX months. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304111	7/20/2024	8/15/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No contact with any party since history start.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.

504304238	9/1/2024	8/27/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated XXXX has been sick for XXXX month. Verbal repayment plan offered XXXX; terms not provided. Borrower stated XXXX shopping for insurance. Borrower stated XXXX is in hospital. Workout assistance discussed XXXX. Last contact on XXXX; borrower called in to discuss docs needed, however workout closed XXXX due to inactivity.
REASON FOR DEFAULT:  Borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504304292	8/1/2024	8/30/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower applied for payment assistance but did not qualify for retention options in XXXX. Borrower continued to make monthly payments but was unable to reinstate the arrears and applied for state assistance. Borrower reinstated with XXXX funds in XXXX. Borrower defaulted again in mid-XXXX and was approved for a XXXX-month XXXX deferral, completed in XXXX. Borrower verified occupancy in XXXX Last contact was a XXXX in XXXX.
REASON FOR DEFAULT: Borrower unemployment due to XXXX, borrower illness caused income curtailment, excessive obligations and step interest rate increase
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Borrower confirmed owner occupancy in XXXX. Servicing notes don't verify current property condition.

504306000	9/1/2024	8/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in XXXX and requested copy of their billing statement, servicer provided via email. Servicer on XXXX called borrower who made a payment XXXX, nothing further discussed. Servicer called borrower XXXX, borrower sated they had just got out of hospital. Borrower made a payment XXXX which posted same day. Borrower called on XXXX and made payment XXXX, borrower stated they were out of country and requested late fee be waived which servicer did waive. Borrower on XXXX called in and made XXXX payments via XXXX to bring loan current, they were out of country. Comments on XXXX indicate prior servicer completed a MOD on XXXX new principal XXXX interest rate XXXX, payment XXXX and maturity XXXX. No further details noted. Comments on XXXX servicer notes they spoke to a XXXX party title company who was requesting payoff information. Borrower called in XXXX stating health issue and was in hospital. Borrower stating they are attempting to refinance, borrower made XXXX payment via the XXXX. No further contact.
REASON FOR DEFAULT: Illness of borrower
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.

504304270	8/1/2024	7/29/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, outbound call to the borrower who agreed to make a payment via XXXX. No further contact with the borrower since that time and infrequent contact with the borrower throughout the contact history. The loan has had sporadic payments over the past XXXX months but is now current. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: RFD last noted as due to curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504305122	9/1/2024	8/28/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No contact with borrower until XXXX when XXXX verified the maturity date and expressed an interest in selling the property. Borrower gave a promise to pay at the end of the month in XXXX and asked servicer to unlock XXXX account in XXXX. Borrower requested a deferral in XXXX but didn't give a hardship reason and reviewed the account status in XXXX. No further contact. Servicer completed a XXXX-month deferral in XXXX.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504305814	9/1/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower was on an active plan that failed in XXXX due to a hardship (XXXX XXXX on their XXXX account) that caused an NSF payment. The plan failed in XXXX. A door knocker made contact in XXXX; the reason for default was not stated. Co-borrower gave a promise to pay in XXXX that failed. Loan was referred to foreclosure in XXXX. Borrower reinstated the account in XXXX. No further contact. Subsequent payments were made through XXXX. Servicer started skip tracing in XXXX. An NSF payment in XXXX was reinstated later in the month, as well as in XXXX.
REASON FOR DEFAULT: XXXX XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but doesn't verify current condition.
OTHER: Pay history effective dated a XXXX payment to show it was made on XXXX. Due to the age of the Eff Date and no reason given, it was disregarded.

504304881	8/1/2024	8/1/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Minimal contact is noted; the only contact noted in the account is with an authorized XXXX party who called in XXXX and XXXX wanting to know if savings account information could be accepted as a form of payment.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as unknown residence.  No property issues found.

504304356	9/1/2024	8/28/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. XXXX party requested workout assistance XXXX. XXXX party advised workout denied XXXX. XXXX party called XXXX to resubmit for workout. Borrower requested reinstatement amount XXXX. Borrower inquired about due date XXXX. Borrower requested stop payment on XXXX XXXX. Servicer offered XXXX-month repayment plan XXXX for XXXX. Borrower stated XXXX not working. Borrower stated XXXX funds removed from XXXX and requesting assistance. Borrower requested note XXXX. Servicer reviewed demand letter XXXX. Last contact XXXX to discuss payment.
REASON FOR DEFAULT:  Borrower unemployment.
FORECLOSURE: Loan noted to be in FC at start of contact history.  FC steps completed unknown. FC sale scheduled for XXXX which was postponed to XXXX. FC action closed/billed after reinstatement XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504305059	9/1/2024	8/9/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Servicer completed a XXXX-month XXXX deferral in XXXX to reinstate the account. No contact with borrower over the past three years.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don't verify current occupancy or property condition.

504305238	8/1/2024	8/13/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in to speak to the loss draft department. The notes indicate the borrower needed to replace the roof and received an insurance claim check to do so. No further communication with the borrower noted in the contact history. The loan has been rolling XXXX days past due throughout the past XXXX months but is now current. No recent discussion about hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: RFD has been noted as due to curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. The notes indicate the borrower was replacing the roof in XXXX and received an insurance claim check, but no indication in the notes the amount or cause of damage, and no confirmation if repairs have been completed.
504305871	9/1/2024	8/25/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in XXXX and made a payment XXXX, borrower also stated XXXX hardship resolved. Borrower called in XXXX inquiring if the XXXX payment was made, servicer advised no. Borrower made payment XXXX. Borrower called in XXXX stating they will make payment via mail, borrower refused XXXX. Borrower called in XXXX and made payment XXXX. Comments on XXXX indicate workout options discussed but borrower did not provide workout. On XXXX borrower called in and made a payment XXXX, borrower also canceled their auto draft. No further contact noted.
REASON FOR DEFAULT: Family emergency
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, on XXXX comments indicate contaminated drywall follow up, no further details about issue.
504305970	8/1/2024	8/13/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower gave a promise to pay in XXXX and made a double payment by XXXX in XXXX. Borrower was not eligible for forbearance assistance in XXXX and gave promises to pay over the next several months. Servicer discussed loss mitigation options during each XXXX contact with borrower. Contact became infrequent in XXXX. Borrower gave a promise to pay in XXXX and then didn't have contact with servicer again until another promise to pay in XXXX. The loan transferred servicing in XXXX. Borrower declined payment assistance in XXXX after reinstating XXXX NSF payments made earlier in the month. Servicer alerted borrower to a payment change in XXXX. Sporadic contact in XXXX, borrower usually only gives a promise to pay or mentions a hardship. Last contact was in XXXX when borrower made a XXXX.
REASON FOR DEFAULT: Temporary unemployment, borrower illness, excessive obligations, family member XXXXs
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504305333	10/1/2024	8/31/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower is making arrangements and giving a RFD. The only other contact was on XXXX, borrower calls in to discuss the account and make payment arrangements.
REASON FOR DEFAULT: XXXX Change of employment. XXXX Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504305977	9/1/2024	8/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX Loss mit options are discussed. XXXX Co-borrower wishes to apply for loss mit, primary borrower is XXXX. XXXX Borrower reports they still want to complete a deferral that was approved by prior servicer. XXXX Loss mit options are discussed, but no notes found showing an application was submitted. The most recent contact was on XXXX; payment increase due to escrow shortage was discussed.
REASON FOR DEFAULT: XXXX Car repairs. XXXX XXXX  of mortgagor. XXXX Fraud.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: XXXX Property is reported to be owner occupied. No references to property damages or insurance claims found.

504303185	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Numerous unsuccessful attempts to contact the borrower are recorded. Last contact was on XXXX; borrower called in to make a payment.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504304428	8/1/2024	8/26/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated hardship XXXX working in health care and if exposed to XXXX unable to work. Borrower inquired about early intervention letter XXXX; stated has some health issues. Borrower stated XXXX has been in hospital since XXXX. Borrower requested escrow analysis XXXX. XXXX party stated XXXX borrower hospitalized. No recent contact noted.
REASON FOR DEFAULT: Curtailment of income. Borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  XXXX area noted XXXX and XXXX; no indication property was affected.

504304303	9/1/2024	7/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Borrower called in XXXX to inform that the payment would be a little late due to him being on workman's comp; waiting for a check. Borrower has missed several monthly payments since XXXX and a demand letter was sent in XXXX and XXXX, however, borrower was able to make additional payments to bring the loan current. Last contact was in XXXX, borrower called in for insurance inquiry.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as unknown residence.  No property issues found.

504305718	8/1/2024	8/12/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Coborrower gave a promise to pay in XXXX and asked why the principal was not decreasing in XXXX; borrower was making interest-only payments. Coborrower reported a hardship in XXXX but didn't request payment assistance and reinstated that month. Coborrower gave a promise to pay in XXXX and again in XXXX but declined payment assistance and reinstated later that month. Subsequent payments were made through the XXXX XXXX system. Coborrower accepted a verbal repay plan in XXXX, no further contact.
REASON FOR DEFAULT: Borrower on XXXX/retirement income, stopped working due to XXXX, family XXXX, borrower illness, excessive obligations, XXXX XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504305863	8/1/2024	8/16/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower reported a hardship in XXXX that had been resolved, but declined a repay plan as not affordable. Servicer declined to accept a partial payment in XXXX. Servicer completed a XXXX-month deferral in XXXX to reinstate the account. Borrower asked why the payment increased in XXXX and accepted a verbal repay plan, but the plan failed in XXXX after an NSF payment. Borrower accepted a XXXX-month repay plan in XXXX, but the plan failed the following month after an NSF payment. Borrower was unable to qualify for a third plan due to the two failed plans. NSF payments continued through mid-XXXX. Borrower requested payment assistance in XXXX but didn't submit a complete application. Loan was referred to foreclosure in XXXX and borrower requested a reinstatement quote, no further contact. Borrower reinstated in XXXX. XXXX auto-draft payments were cancelled in XXXX after another NSF payment. Borrower has since paid through XXXX.
REASON FOR DEFAULT: Borrower temporary unemployment due to XXXX, XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504305960	9/1/2024	8/14/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower was working on a possible Mod. XXXX borrower was contacted about missing documentation for mod consideration. XXXX borrower called in to find out about mod status and was advised it was denied but is in an appeal period. XXXX borrower called in stating XXXX has funds for a down payment and wanted to apply for a repayment plan. XXXX borrower was approved for a XXXX month repayment plan. XXXX borrower had a returned check and broke the repayment plan. XXXX borrower was given another chance on the repayment plan. XXXX borrower had another NSF check and broke the repayment plan. XXXX borrower called in wanting to apply for a new repayment plan. XXXX borrower called in stating they want to stay in their home and wanted to work towards a repayment plan.
REASON FOR DEFAULT: Borrower affected by XXXX. Borrower was sick and lost his job.
FORECLOSURE: XXXX loan referred to FC attorney. XXXX FC placed on hold due to title issues. XXXX attorney was advised to proceed with FC. XXXX NOD filed. XXXX FC canceled.
BANKRUPTCY: No BK activity found.
PROPERTY: Property reported to be owner occupied.
TITLE ISSUES: Prior unreleased liens found in title search performed by servicer. Title claim filed on XXXX. Issue noted as resolved and sr liens removed on XXXX.
504304450	9/1/2024	8/19/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact was on XXXX, the borrower's XXXX called in to advise had some hardships, but will be making payment to catch up. Did not provide details about the hardship. The loan has remained current since that time except for a brief rolling XXXX day delinquency in the last XXXX months. The borrower appears to be cooperative during noted conversations. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504305683	8/1/2024	8/2/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Infrequent contact with borrower. Borrower gave a promise to pay in XXXX and in XXXX and declined payment assistance. Borrower reported a hardship in XXXX and asked about loss mitigation options in XXXX. Borrower made a XXXX in XXXX and scheduled future payments in XXXX. Borrower also notified servicer of a change in insurance carriers in XXXX. Monthly contact during XXXXs in XXXX and in XXXX. Last contact was in XXXX regarding insurance coverage changes to avoid a lapse in coverage.
REASON FOR DEFAULT: House fire, borrower illness and medical procedure
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition. Borrower reported a house fire in XXXX; no mention of an insurance claim.

504305340	8/1/2024	8/23/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Borrower struggles to make the monthly payments, demand letters have been sent. Minimal contact is noted; borrower called in on XXXX stating that they were just running behind and declined assistance.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: A foreclosure referral letter was sent on XXXX, however, unknown if this served as a foreclosure referral date. It does not appear that the foreclosure was able to proceed due to three payments were received in XXXX and posted to the account.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as unknown residence.  No property issues found.

504305836	9/1/2024	8/23/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in XXXX wanting a copy of their monthly statement, servicer provided. Borrower on XXXX called in the get information on the loan which was provided. Borrower on XXXX called and made a payment XXXX for the XXXX payment they also promised the XXXX payment by XXXX which was never made. Borrower on XXXX called in and made a payment XXXX, borrower would not make arrangement to bring loan current. No further contact noted.
REASON FOR DEFAULT: Unknown as none given.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied with no issues noted.

504305541	8/1/2024	7/25/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan has been rolling XXXX days delinquent for much of the past XXXX months. Demand letters have been sent several times. Limited contact with borrower who doesn't respond to call attempts very often. In XXXX he didn't give RFD other than 'extended problems' but in later contact he mentioned lack of work. Borrower contact is sporadic but he has called in to schedule payments by XXXX. Loan now due XXXX.
REASON FOR DEFAULT:  Income curtailment
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is owner occupied. No reference to any damage or hazard claim.

504303980	7/2/2024	8/6/2024	BK13	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact with the borrower. Borrower's contact was based on calling in to make payments. Last contact was on XXXX; borrower called in to make a payment.
REASON FOR DEFAULT: Not provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Borrower filed XXXX XXXX. Exact filing date unknown. Plan confirmed XXXX. Post petition mentioned, dates not captured in servicer comments. BK active at end of review period.
PROPERTY: Property reported to be owner occupied.
504303526	8/1/2024	8/17/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower set up payments in XXXX and confirmed a hardship had been resolved. Borrower had an NSF payment in XXXX that was reinstated later that month. Borrower confirmed servicer payment receipt in XXXX and confirmed XXXX wanted to keep LPI coverage on the account. Borrower also verified payment receipt in XXXX. Last contact was in XXXX when borrower changed a scheduled payment date and promised to enroll in a repay plan the following month to catch up on the delinquent payment.
REASON FOR DEFAULT:  XXXX  temporary unemployment for a few months
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504305947	9/1/2024	8/14/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in to get a link for website registration. The borrower appears to have been cooperative during noted conversations. The notes indicate a modification was completed by a prior servicer, the terms of which were not detailed. Has had brief periods of delinquency in the past XXXX months but the loan is now current. The borrower appears to be experiencing some recent hardship, but no loss mit activity noted in the contact history.
REASON FOR DEFAULT: RFD noted in XXXX due to borrower illness and temporarily out of work. Hardship appears to be ongoing.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504305776	8/1/2024	8/14/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. In XXXX, borrower asked how he could have the escrow account removed and add XXXX as an authorized user; servicer provided instructions for both requests. Borrower made the same request again in XXXX. Servicer denied the escrow cancellation due to less than XXXX months of pay history. Borrower requested payment assistance in XXXX but declined a repay plan as not affordable. borrower gave a promise to pay in XXXX and reinstated later that month. No further contact despite two NSF payments in the past year.
REASON FOR DEFAULT: Excessive obligations
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes confirm occupancy but don't verify current condition.

504306018	9/1/2024	8/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower made payments through either XXXX or the XXXX. Borrower requested her account be unlocked in XXXX so XXXX could make a XXXX but due to prior NSF payments, the servicer required certified funds. In XXXX, borrower asked when the funds lock would be lifted; the lock was scheduled to be released later that month. No further contact.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504305032	8/1/2024	8/9/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No contact with borrower during default. Loan was referred to foreclosure in XXXX. Borrower requested a reinstatement quote in XXXX but didn't submit the funds until XXXX. Borrower made sporadic XXXXs over the next few months and in XXXX asked for the requirements to reinstate his homeowner's insurance policy and have LPI removed from the account (homeowners insurance policy was cancelled when the loan went to foreclosure). Borrower scheduled two XXXXs to reinstate the account in XXXX and servicer agreed to defer the remaining two payments to reinstate the account the following month. Borrower made a XXXX in XXXX to reinstate the account after confirming a hardship had been resolved. Last contact was a XXXX in XXXX.
REASON FOR DEFAULT: Family not making payment but was supposed to, reduced work hours
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504303837	9/22/2024	8/20/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted XXXX due to XXXX business slow. Borrower again stated XXXX work slow and on commission income. Verbal repayment plan offered; terms not provided. Repayment plan again discussed with borrower XXXX. Borrower stated XXXX had to pay taxes. Borrower again stated XXXX had to pay IRS. Borrower stated XXXX waiting on check. Borrower stated XXXX property taxes would increase due to roof repair through XXXX program; stated would get new insurance. Borrower stated XXXX had medical issues; requesting funds from XXXX to reinstate. Borrower stated XXXX would be selling property. XXXX of primary borrower noted XXXX. No further contact noted.
REASON FOR DEFAULT:  Curtailment of income.  Borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property noted to be owner-occupied.  XXXX area noted XXXX.  Property damage noted XXXX to fascia and chimney; borrower stated would not file insurance claim due to high deductible.  Loss claim noted XXXX for XXXX.  Date of loss XXXX.  Borrower stated XXXX fence repaired; majority of siding replaced. Borrower stated XXXX didn't require claim and repairs have been completed.

504303259	9/1/2024	8/16/2024	CURR	XXXX	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. No contact with borrower noted in contact history. A missed payment in XXXX caused the loan to roll XXXX days delinquent until it was brought current in XXXX. Borrower's XXXX (unauthorized XXXX party) called in XXXX informing that the borrower XXXX and inquired about payments; stated in XXXX that XXXX had sent the deed and the XXXX for review so that XXXX can be authorized as XXXX. Last contact was on XXXX, borrower was advised that upon review of the documents received, it was determined that the deed is missing the recording information which is not acceptable.
REASON FOR DEFAULT: XXXX  of borrower.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as primary residence.  No property issues found.

504304185	9/1/2024	8/20/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about payment change XXXX. Borrower informed about escrow shortage XXXX. XXXX party confirmed XXXX XXXX. Servicer reviewed Mod with borrower XXXX and deferred balance. No further contact noted.
REASON FOR DEFAULT:  Hardship unknown.
FORECLOSURE: Loan noted to be in FC at start of contact history; stayed by XXXX filed XXXX. Loan referred for FC XXXX. Complaint filed XXXX.  Service completed XXXX.  FC action closed in XXXX due to MOD completion.
BANKRUPTCY: XXXX filed XXXX which was discharged XXXX.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504302885	8/1/2024	8/13/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The only contact noted was on XXXX with an unauthorized party (borrower’s XXXX) calling in trying to discuss hazard insurance.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504304355	9/1/2024	8/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Borrower struggled to make the monthly payments in XXXX; nsf was processed in XXXX XXXX. Borrower stated in XXXX XXXX that they accidentally sent the payment to the prior servicer. Another nsf was processed in XXXX; borrower stated in XXXX that surgery was the reason for hardship and job was not paying for disability. Deferral and workout options discussed in XXXX. Borrower stated in XXXX that they just received the workout packet. Monthly payments not received from XXXX - XXXX. It appears that workout review was initiated and the complete assistance package was received in XXXX which was approved in XXXX for XXXX months with an end date of XXXX, however, payment received in XXXX was returned nsf causing the workout to fail in XXXX. Loan appears to have been brought current in XXXX and although, NSFs were processed in XXXX, borrower appears to remain current on the loan. Borrower called in XXXX noting that the payment for XXXX was made on XXXX and was advised that the payment received posted to the XXXX payment. Last contact was in XXXX, borrower called to discuss a letter they received regarding lapse in insurance noting they would send over the insurance document to renew coverage.
REASON FOR DEFAULT: Borrower illness, curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as primary residence.  No property issues found.

504304296	9/1/2024	8/12/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated XXXX working on getting loss mitigation application/documents submitted. Borrower confirmed documents sent XXXX. Servicer advised borrower XXXX missing information on application. Borrower stated XXXX intentions to retain property. Workout denied XXXX. XXXX party stated XXXX working with grant program. Borrower stated XXXX working with XXXX. Borrower stated XXXX will complete loan workout application. Borrower hardship noted XXXX due to illness; just out of hospital from surgery. Servicer approved Trial Mod XXXX with payments of XXXX starting XXXX. Mod workout booked XXXX. Borrower called XXXX to make payment. Servicer reviewed escrow analysis with borrower XXXX. Last contact on XXXX; Borrower stated that he is making preparations for the XXXX. He will make his payment next week.
REASON FOR DEFAULT:  Borrower illness.
FORECLOSURE: Loan was referred for FC XXXX. Frist legal completed XXXX. Service completed XXXX.  Active litigation noted XXXX due to answer being filed. FC action closed/billed after Mod workout booked XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. XXXX area noted XXXX; no indication property was affected.

504305906	9/1/2024	8/29/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX A returned payment is being discussed. XXXX Borrower wants to apply for assistance, is advised a repayment plan is not allowed due to negative income. No recent significant activity. The most recent contact was on XXXX, borrower is contacted and has no questions, account is current.
REASON FOR DEFAULT: XXXX XXXX income cut. XXXX Disability. XXXX Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504303257	8/1/2024	8/1/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The notes do not reflect any contact with the borrower despite attempts made. The borrower has had brief periods of delinquency over the past XXXX months. No indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304234	8/1/2024	8/8/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact on XXXX, discussed payment history and next due date. Also discussed loss mitigation options, however, borrower declined and stated would set up a payment the next day. Servicer previously discussed Repayment Plan in XXXX and XXXX XXXX, however, plan defaulted in XXXX due to failure to make payments.
REASON FOR DEFAULT: On XXXX, borrower stated RFD was illness, no further details provided
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy unknown, originated as primary residence. Per servicing comments, property was located in a XXXX designated area in XXXX for XXXX, however, comments do not indicate damage/ hazard claims filed.
504305958	9/1/2024	8/9/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The notes also reflect various requests to remove the escrow payment, but the most recent request was denied in XXXX. The borrower appears to have been cooperative during interactions with the servicer. The loan is current but had a brief period of XXXX-day delinquency in the past XXXX months. A full reinstatement was received in XXXX through XXXX funds iao XXXX and the borrower has maintained payments since that time. No indication of current hardship or active loss mitigation workout activity. Last contact with the borrower was on XXXX, the borrower called in to ask where to send their insurance policy and wanted to speak to the insurance dept about a double billing question.
REASON FOR DEFAULT: RFD last noted in XXXX was due to family illness.
FORECLOSURE: The notes reflect a foreclosure action that was referred to an attorney in XXXX. Unable to determine demand date and no further action noted regarding the FC. The FC action was then dismissed in XXXX upon receipt of a full reinstatement.
BANKRUPTCY: The notes indicate the borrower was in a XXXX bankruptcy filed in XXXX - Unable to determine exact filing date. Case discharged in XXXX. The notes also indicate the loan XXXX be involved in a possible XXXX bankruptcy, but unable to confirm status or determine case info.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504305678	9/1/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan was in active foreclosure with a hold for loss mitigation. A modification was completed in XXXX. Borrower had sporadic contact with servicer through XXXX regarding an open insurance claim. No contact again until borrower submitted reinstatement funds in XXXX. Borrower made payments through the XXXX until a XXXX in XXXX. Last contact was a promise to pay in XXXX.
REASON FOR DEFAULT: Loss of income, borrower retired, borrower illness, car and house issues
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition. Borrower submitted a water damage insurance claim in XXXX, reason for claim was not provided.

504305509	9/1/2024	8/5/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No borrower contact noted. Borrower intentions and reason for delinquency unknown.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. XXXX area noted XXXX; no indication property was affected.

504304104	9/1/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX Borrower reports they have been impacted by XXXX and want assistance. XXXX A deferment is completed. XXXX Loss mit options are being discussed. XXXX Account is not eligible for FB. XXXX payment arrangements are being made, workout options are discussed, RFD is given. No recent significant activity was found. The most recent contact was on XXXX to schedule a payment.
REASON FOR DEFAULT: XXXX Pandemic. XXXX Curtailment of income. XXXX Less work hours.  XXXX Illness of family member. XXXX winter months. XXXX Excessive obligations.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: XXXX  Property is reported to be owner occupied.  No references to property damages or insurance claims found.

504305225	8/1/2024	8/7/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower made monthly payments by XXXX in late XXXX. No contact in XXXX until borrower declined a verbal repay plan in XXXX; hardship reason was not given. Contact became more sporadic and was only during XXXXs. Borrower confirmed property was a rental in XXXX and gave a promise to pay at a later date. Borrower requested a copy of a recent escrow analysis in XXXX. Borrower said XXXX moved out of the country in XXXX and asked servicer to spread the escrow shortage over a longer period in XXXX; servicer declined but the pay history shows a two-month deferral was completed that is not mentioned in the servicing notes. Borrower applied for payment assistance and servicer deferred three payments in XXXX. Borrower made a XXXX in XXXX and continued to submit documents for the loss mitigation application, which was marked completed in XXXX. Borrower was unable to qualify for retention options but continued to make monthly payments. Last contact was a XXXX in XXXX.
REASON FOR DEFAULT: Reduced income - borrower works in real XXXX ; moved out of the country
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes confirm property is a rental but don't verify property condition.

504303010	9/1/2024	8/14/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The contact history does not reflect any contact with the borrower. The payment history shows periods of delinquency throughout the past XXXX months, but is now current. No indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304318	9/1/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower advised of service transfer XXXX. Borrower advised XXXX social not correct. Borrower stated XXXX unaware payment not made. No further contact noted.
REASON FOR DEFAULT:  Hardship not provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  XXXX area noted XXXX; no indication property was affected.

504303885	9/1/2024	8/27/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Servicer contact borrower on XXXX, borrower self employed trucker and work slow. Servicer advised borrower of past due amount and inquired if borrower would be able to bring current by end of XXXX. Borrower did not make a promise to bring current. Borrower called in XXXX and discussed past due amount, borrower at that time made a payment XXXX to bring loan current. Borrower and servicer on XXXX discussed all workout option available to borrower. Borrower never sent in a workout packet for review. Borrower called in XXXX and made a payment via XXXX. Servicer advised borrower of workout options again, no packet was sent in to servicer. Comments on XXXX indicate prior servicer completed a modification, no details noted. Servicer notes on XXXX that a MOD solicitation letter was mailed to borrower, solicitation not returned. Borrower called in XXXX and made a payment XXXX, nothing further discussed. Comments indicate prior servicer completed a MOD, details not provided.
REASON FOR DEFAULT: Income reduction
FORECLOSURE: No FC activity.
BANKRUPTCY: Comments indicate borrower was discharged from a XXXX, no further BK information noted in comments.
PROPERTY: Owner occupied, no issues noted.
504305574	8/1/2024	8/30/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Borrower has struggled to make the monthly payments on the loan since XXXX and demand notices have been sent. A repayment plan was discussed in XXXX but expired in XXXX, however, borrower was offered a XXXX month deferral which posted to the account in XXXX; reason for hardship not provided. Borrower has called in multiple times to schedule payments on the account. Last contact was in XXXX, borrower called to schedule a payment.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as primary residence.  No property issues found.

504304743	9/1/2024	8/23/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/maintain payments. Borrower inquired XXXX about making P&I payments; advised of possible escrow shortage. Verbal repayment plan offered XXXX; terms not provided. Borrower requested escrow analysis XXXX. Servicer notes XXXX approved by XXXX for XXXX. Borrower stated XXXX XXXX has been sick. No further contact noted.
REASON FOR DEFAULT:  Curtailment of income. Borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. XXXX area noted XXXX; no indication property was affected.

504305131	9/1/2024	8/22/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in to advise they would be making a payment later that month. RFD was due to a XXXX in the family. The borrower appears to have been cooperative during noted conversations. Has had a brief period of delinquency in the past XXXX months. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: RFD noted in XXXX was due to a XXXX in the family.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304321	8/1/2024	8/16/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower made a XXXX in XXXX and gave a promise to pay at a later date in XXXX. Borrower verified the due date in XXXX after receiving a XXXX-month deferral that month to reinstate the account. No further contact.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504303964	8/1/2024	8/23/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted XXXX due to unemployment; workout options discussed. Skip trace efforts noted XXXX. No recent contact noted. Borrower intentions unknown; ability to cure delinquency unknown.
REASON FOR DEFAULT:  Borrower unemployment.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. XXXX disaster area noted XXXX; no indication property was affected.

504304844	8/1/2024	8/23/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower verified XXXX draft date in XXXX and reinstated an NSF payment in XXXX. Borrower requested website assistance in XXXX and cancelled auto draft payments in XXXX. Borrower accepted a verbal repay plan in XXXX after mentioning a hardship. borrower declined payment assistance in XXXX and confirmed intent to maintain a rolling XXXX-day delinquency until early XXXX. Borrower made XXXXs in XXXX, XXXX and XXXX. No contact for the next several months. Servicer approved a XXXX-month deferral in XXXX to reinstate the account. Borrower made a double payment in XXXX and requested another deferral in XXXX, but servicer declined. Borrower struggled with NSF payments over the next few months and applied for payment assistance in XXXX. Borrower was unable to qualify for retention options. Last contact was in XXXX.
REASON FOR DEFAULT: XXXX  in the family, borrower illness and ongoing medical issues
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504305785	9/1/2024	8/1/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No borrower contact as loan has been current.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unknown occupancy, no issues noted.
504304484	8/1/2024	8/12/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact was on XXXX, the borrower called to make a payment XXXX. The loan has had periods of default in the past XXXX months and the borrower has requested workout assistance multiple times, but the most recent request for workout options was closed in XXXX XXXX due to no activity by the borrower. The notes also indicate the loan has been modified in the past, but unable to determine the date and terms. The borrower has also been on two different repayment plans in XXXX and again in XXXX, but no specific info in the notes regarding the terms. The borrower appears to be cooperative during noted conversations. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: RFD noted in XXXX was due to borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504303234	9/1/2024	8/19/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact with the borrower was on XXXX, the borrower called in to discuss the payment due, discussed automatic payments but the borrower prefers to use bill pay. The borrower appears to be cooperative during noted conversations. The payments were rolling XXXX days past due until recently and is now current. No indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304859	9/1/2024	8/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in to make a payment by XXXX. The borrower appears to have been cooperative during noted conversations. Has had a brief period of delinquency in the past XXXX months. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504305724	8/1/2024	7/30/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Coborrower asked about fees on the account in XXXX and reported receipt of insurance claim funds. Coborrower reviewed missing insurance documents required for claim funds release in XXXX and in XXXX. No further contact. Borrower pays through XXXX.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Borrower filed a claim for water damages with DOL of XXXX; funds were received in XXXX iao XXXXXXXX, endorsed and returned to borrower. Servicing notes don’t verify current occupancy or condition.
504305903	8/1/2024	8/12/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower on XXXX called in and made a payment XXXX, payment posted same day. Borrower on XXXX called in and made payment XXXX which brought loan current. Borrower was waiting on funds to make payment. Borrower from XXXX to XXXX called in and made payment via the automated XXXX system. Borrower on XXXX called in and discussed workout options with borrower; borrower stated they are ready to make payments again. Nothing further discussed. Borrower called in XXXX and made payment XXXX. Borrower was offered workout options but borrower did not complete a workout packet. Borrower called in XXXX and made a payment XXXX, borrower also stated they are self employed. Servicer on XXXX stated they want to offer a deferral and or MOD once they contact borrower again. On XXXX servicer advised borrower of possible deferral and or MOD is still under review. Borrower called in XXXX to see if deferral was approved, servicer advised yes. Borrower on XXXX called in and servicer advised of open repayment plan. Borrower stated they were being reviewed for possible MOD, servicer said that when loan transferred there was no open workout. Borrower on XXXX stated they will be making XXXX by XXXX; appears promise was kept. Borrower on XXXX got upset that servicer called again. Borrower stated they do not have enough funds currently to bring loan current. Servicer on XXXX discussed all workout options with borrower, no workout packet was sent in. Borrower called in XXXX and refused to discuss any workout options, borrower stated they will make a payment by XXXX; payment was made. Last contact XXXX borrower promised a payment by XXXX which was made. Borrower refused to discuss workout options. Comments on XXXX indicate prior servicer completed a MOD, no details noted.
REASON FOR DEFAULT: Income reduction
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504305739	10/1/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Coborrower reported borrower XXXX and a previous hardship in XXXX. No contact again until coborrower made a XXXX in XXXX. Coborrower asked about an escrow increase in XXXX. Borrower gave a promise to reinstate in XXXX and declined payment assistance. No further contact.
REASON FOR DEFAULT: House fire in XXXX, borrower XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition. Servicer note on XXXX mentions house fire that occurred previous year. No further details provided.

504304291	8/1/2024	8/23/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower defaulted in late XXXX; no contact during default. Loan was referred to foreclosure in XXXX. Borrower didn't qualify for retention loss mitigation options in XXXX but was approved for XXXX/XXXX assistance; XXXX funds were used to reinstate the account in XXXX. No further contact with any party. Borrower missed the following payment and maintained a rolling XXXX-day delinquency over the next year, until a double payment in XXXX reinstated the account. Borrower defaulted again the following month after reinstatement and has made sporadic payments over the past year. The servicer has not received any requests for payment assistance.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504304354	9/1/2024	8/20/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Borrower called in XXXX expressed interest in applying for a modification; workout review was initiated however, required docs not received. XXXX program was discussed in XXXX. A pre-approved trial modification was offered to borrower in XXXX. Borrower stated in XXXX that they were in contact with XXXX and considering trial mod. Borrower was approved for the XXXX program and funds iao XXXX was received on XXXX to reinstate the loan. Last contact was in XXXX, borrower called to schedule a payment.
REASON FOR DEFAULT: Loss of income due to business failure caused by XXXX.
FORECLOSURE: File was referred to FC on XXXX. File closed on XXXX due to reinstatement.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as primary residence.  No property issues found.

504305609	9/1/2024	8/13/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer notes review for workout at start of contact history. Borrower inquired about workout XXXX; advised of missing documents. Hardship noted XXXX due to medical issues and loss of work. Servicer approved special FB XXXX from XXXX to XXXX. Borrower called XXXX to complete post XXXX application. Plan noted as closed XXXX. Borrower requested XXXX access XXXX to complete workout application. Borrower stated XXXX awaiting XXXX approval. Workout denied XXXX. Borrower stated XXXX approved by XXXX. XXXX funds for XXXX received XXXX. Servicer approved Trial Mod XXXX with payments of XXXX starting XXXX. Borrower advised of name change XXXX; notary refused to sign Mod due to incorrect name. Mod workout processed XXXX. Last contact XXXX to confirm payment.
REASON FOR DEFAULT:  Curtailment of income.  Borrower illness.
FORECLOSURE: Loan was referred for FC XXXX.  FC action closed/billed after Mod workout booked XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. Borrower stated XXXX had water damage but it has been repaired.  No other property damage noted.

504306008	9/1/2024	8/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in to discuss the account and inquired about a late charge. The borrower was instructed to dispute that in writing. No further contact since that time. The borrower appears to have been cooperative during noted conversations. The notes indicate a modification was completed by a prior servicer, the terms of which were not detailed. Has had brief periods of delinquency in the past XXXX months but the loan is now current. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: RFD last noted in XXXX was due to borrower illness from being in the hospital. Hardship does not appear to be ongoing.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. The notes reflect an insurance claim in XXXX. Date of loss noted as XXXX. A claim check for XXXX was received on XXXX and endorsed to the borrower on XXXX. The claim was non-monitored. Cause of damage was not clear but no indication of damage or repairs since that time.
504305528	8/1/2024	8/30/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No borrower contact noted; borrower intentions and ability to cure delinquency unknown.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  XXXX area noted XXXX; no indication property was affected.

504305787	9/1/2024	8/27/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Comments on XXXX indicate a repayment plan was in effect, details of the plan not noted in comments. Borrower on XXXX called in to go over FC and confirm on hold since on repayment plan, servicer advised yes. Borrower promised a payment that week which was made via automated XXXX system. Borrower made final payment plan payment on XXXX. Borrower called in XXXX confused as to why stated showed such a large balance, servicer went over statement stating attorney fees were added since loan was in FC. Borrower on XXXX called in asking about the NSF payment, servicer advised that in XXXX payment was NSF, nothing further discussed. No further contact noted.
REASON FOR DEFAULT: Unknown
FORECLOSURE: FC date referred no provided, first legal filed XXXX.  Comments on XXXX indicate FC was on hold as court allowing borrower time to file appearance and any answer.  Comments indicate once hold released FC attorney to file judgment. On XXXX comments indicate junior line hold filed an answer in FC action, no details noted.  As of XXXX FC hold is due to repayment plan canceled due to MOD.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504305638	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins at the start of the review period. Sporadic payments made during review period. Both times the loan was referred to foreclosure, the borrower worked with servicer to explore loss mitigation options. Each time the borrower opted to reinstate the loan, so no modification or deferral was completed during the review period. Last contact with borrower within the last three months confirming receipt of reinstatement funds; borrower requested the open workout and modification be cancelled.
REASON FOR DEFAULT: Family XXXX and family medical matters.
FORECLOSURE: Loan initially referred to foreclosure in XXXX; case was dismissed after borrower reinstated the loan.  Loan referred again six months later, complaint filed XXXX; again the case was dismissed when the borrower reinstated the loan a second time.
BANKRUPTCY: No BK activity found.
PROPERTY: Property is owner occupied. No open or closed hazard claim noted during review period.

504305996	8/1/2024	8/30/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX Borrower calls in to make payment arrangements and give RFD. XXXX Account is not eligible for FB. XXXX Loss mit options are being discussed, no notes found showing an application was submitted. No recent significant activity noted. The most recent contact was on XXXX with borrower’s XXXX calling in with questions about a payment.
REASON FOR DEFAULT: XXXX Pandemic. XXXX Funds are not available.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504306050	9/1/2024	8/7/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX borrower called in and was advised of the FC status. The borrower's intention is to keep the property. XXXX borrower's XXXX called in stating he has been helping with bills and wants to see if there is anything that can be done to redeem the property. XXXX borrower interested in a possible mod or deferment. XXXX Borrower seeking a possible modification. XXXX borrower was placed on a reinstatement plan to XXXX. XXXX XXXX funds received IAO XXXX. XXXX borrower was approved for a mod. XXXX loan is being service released. XXXX mod completed. XXXX mod sent to borrower.
REASON FOR DEFAULT: XXXX/Medical issues, borrower was hospitalized.
FORECLOSURE: The loan was in FC at the time the contact history started. XXXX judgment hearing completed. XXXX XXXX XXXX has a stay on occupied properties. FC delayed. FC Sale date set for XXXX. FC sale was held and the property reverted back to the plaintiff. Confirmation of sale scheduled for XXXX Confirmation of sale was continued to XXXX. XXXX litigation hold placed. XXXX FC sale rescinded. XXXX loan referred to FC. XXXX FC stopped due to loan mod. XXXX motion to dismiss FC completed.
BANKRUPTCY: No BK activity found.
PROPERTY: Property is owner occupied as of XXXX. No property issues noted.
LITIGATION: XXXX litigation was filed contesting the FC sale. XXXX litigation hold placed on FC. XXXX litigation hold closed.
504306036	8/1/2024	8/21/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower on XXXX called in and made a payment XXXX which posted same day. Borrower called in XXXX and made a payment XXXX. Servicer offered to take verbal financials for possible repayment plan, borrower stated they will call back. Borrower called in XXXX, servicer advised borrower of amount past due. Borrower stated they are attempting to get a loan borrower fell behind due to payment for XXXX rehab. Borrower called in XXXX requesting to cancel the XXXX that was set up on XXXX ad ban put funds on hold. Servicer canceled the XXXX. Borrower on XXXX stated they had issue with work, borrower would not make arrangements to bring loan current. Borrower on XXXX called in and discussed all workout options with servicer. Borrower did not accept any workout options but did promise to reinstate the loan. No further contact with borrower. Comments on XXXX indicate prior servicer completed a modification no details noted.
REASON FOR DEFAULT: Illness of family member.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504305878	9/1/2024	7/31/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower on XXXX called in and wanted to know why their loan term went from XXXX years to XXXX years. Servicer asked if loan was modified, borrower stated think back during XXXX. Servicer researched and stated that yes loan was modified in XXXX, servicer advised borrower to request a copy in writing. On XXXX servicer received a written request for a copy of the modification, comments do not indicate copy was mailed to borrower. On XXXX borrower called in for a deferment, servicer advised borrower not eligible and offered a repayment plan; nothing further discussed. Borrower on XXXX called in regarding the repayment plan, servicer advised repayment plan over; borrower hung up. No further contact.
REASON FOR DEFAULT: None, loan has been current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504304491	9/1/2024	8/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower requested a refund of a payment overage in XXXX. Servicer declined to return the funds as it was not in the best interest of the account. Borrower declined to make a XXXX in XXXX after servicer informed him of the processing fee. Borrower gave a promise to pay in XXXX and in XXXX. Sporadic promises to pay continued through the rest of the year and into early XXXX. Promises to pay continued, and servicer completed a XXXX-month deferral in XXXX to reinstate the account. Monthly promises to pay continued; borrower asked to have his mobile XXXX number removed from the dialer in XXXX. Last contact was in XXXX; borrower asked about an insurance refund and made a XXXX.
REASON FOR DEFAULT: Borrower on XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don't verify current occupancy or property condition.

504304030	7/18/2024	8/7/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Servicer spoke with Co-borrower on XXXX, borrower made a payment XXXX. No workout options discussed. Last contact XXXX borrower called in and made a payment XXXX which posted same day. Nothing further discussed. Comments indicate prior servicer completed a MOD, details not provided.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: Comment indicate borrower filed a XXXX, date filed unknown, BK discharged XXXX.
PROPERTY: Owner occupied, no issues noted.

504304447	8/1/2024	8/14/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower confirmed servicer receipt of payment in XXXX and requested a XXXX statement in XXXX. Borrower made a double payment by XXXX in XXXX and again in XXXX. No contact during default in late XXXX. Borrower missed the XXXX payment and has since maintained a rolling delinquency. Borrower requested escrow details in XXXX and promised to schedule a payment in XXXX. Borrower verified the account status in XXXX and gave a promise to pay in XXXX. Borrower requested a payoff quote in XXXX and XXXX.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.
OTHER: Loan is scheduled to mature in XXXX.

504306014	9/1/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX Borrower requests to stay on their FB plan, they are advised the account is not eligible, start date of repayment plan not provided, closed in XXXX due to default. XXXX Borrower calls in to make payment arrangements and give RFD. XXXX Borrower requests a deferral, advised the account is not eligible. XXXX Arrangements are being made to bring the account current, at first the borrower is not interested in a repayment plan, but later notes show a loss mit application is sent in. XXXX Loss mit is rejected by investor, due to reaching limits on repayment plans. Fairly regular contact with the borrower is recorded. The most recent contact was on XXXX to set up a payment.
REASON FOR DEFAULT: XXXX Illness of mortgagor. XXXX Hours reduced. XXXX XXXX.
FORECLOSURE: No FC activity found.
BANKRUPTCY: XXXX Notes reference a past BK (no details provided). No BK activity found.
PROPERTY: XXXX Property is reported to be owner occupied. No references to property damages or insurance claims found.

504305668	8/1/2024	7/31/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower reported a resolved hardship in XXXX but was not able to reinstate the account. Borrower didn't qualify for any retention options. servicer offered a repay plan in XXXX, but borrower reinstated the loan that month and has since remained current. No further contact.
REASON FOR DEFAULT: XXXX  of family member
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504304317	9/1/2024	8/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. XXXX party stated XXXX borrower XXXX; unsure if going to sell property. Borrower requested workout assistance XXXX. XXXX or XXXX , XXXX, noted XXXX working on assuming mortgage. XXXX party inquired about XXXX XXXX. XXXX party inquired about demand notice XXXX. XXXX confirmed received XXXX. XXXX party again inquired about XXXX XXXX. Loan transferred to ombudsman since XXXX. No indication servicer able to complete XXXX with XXXX of XXXX . XXXX party stated XXXX working with XXXX and will continue to make payments until able to refinance. Reinstatement from XXXX made XXXX. XXXX party called XXXX to confirm payment. XXXX party requested escrow refund XXXX and again XXXX. Last contact XXXX.
REASON FOR DEFAULT:  Borrower XXXX.
FORECLOSURE: Loan noted to be in FC at start of history; FC referral date and FC steps completed unknown.  FC action closed/billed after reinstatement XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. XXXX party stated XXXX had water damage in basement and filed insurance claim, servicer referred borrower to loss draft dept.; details of claim and extent of damage unknown.
TITLE ISSUES: Borrower is XXXX, status of XXXX unknown.

504306034	8/20/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Limited contact noted with borrower. Borrower hardship noted XXXX was involved in accident. Borrower stated busy at work XXXX. Borrower stated XXXX would make payment in XXXX weeks. Borrower stated XXXX has not worked for XXXX month due to serious illness. Loss mitigation efforts discussed with borrower XXXX. Workout options again discussed XXXX. Borrower stated XXXX disabled and trying to get finances organized. Borrower stated XXXX in hospice waiting for medical treatment. Last contact XXXX to schedule payment.
REASON FOR DEFAULT:  Borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property noted as owner-occupied.  No property damage noted.

504306013	9/1/2024	8/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower was unable to qualify for retention options in XXXX. Borrower applied for XXXX forbearance in XXXX but was not eligible. Borrower requested payment assistance with the arrearage again in XXXX and XXXX, but application documentation was incomplete. The loan was referred to foreclosure in XXXX. Borrower submitted a complete assistance application in XXXX, and the foreclosure was placed on hold. The servicer approved a trial mod payment plan in XXXX; the loan transferred servicing in XXXX. Borrower had monthly contact with servicer when he would confirm servicer receipt of each trial payment. The modification was completed in XXXX. Borrower asked servicer to remove the escrow account in XXXX but didn't qualify as the recently completed modification required an escrow account. Borrower missed the first post-modification payment but gave a promise to pay in XXXX. No further contact. A double payment was received in XXXX to reinstate the account.
REASON FOR DEFAULT: Reduced work hours and illness due to XXXX, unemployment
FORECLOSURE: No FC activity found.
BANKRUPTCY: XXXX filed on XXXX and discharged on XXXX.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition. Active loss draft claim in XXXX for unknown damage; prior servicer notes don't mention the reason for repairs or whether they were completed.

504305066	9/1/2024	8/2/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in to discuss their escrow account. The borrower has also stated in XXXX that an outside assistance program sent a payment. No discussion about a hardship at that time. The borrower appears to have been cooperative during noted conversations. Has had brief periods of delinquency in the past XXXX months but is now current. Discussions in the past about excessive obligations, but no recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: RFD has been noted as excessive obligations.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504305834	9/1/2024	8/1/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No borrower contact noted, borrower not returning calls.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Occupancy is unknown, no issues noted.
504305881	9/1/2024	8/6/2024	CURR	XXXX	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Authorized XXXX verified loan status in XXXX and requested a reinstatement quote; XXXX reinstated later that month and verified the loan was current in XXXX. XXXX scheduled XXXXs each month between XXXX and XXXX. XXXX mentioned a hardship in XXXX but reinstated the account the following month. Sporadic contact and payments continued over the next several months. XXXX was unable to afford a repay plan in XXXX and verified the new payment amount in XXXX. XXXX declined payment assistance in XXXX and reinstated the account in XXXX.
REASON FOR DEFAULT: Borrower XXXX, family member illness, excessive obligations
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes don’t verify current condition. In XXXX, servicing notes confirm borrower is XXXX; unable to verify if XXXX (who is occupying the home) is a coborrower or a non-obligor borrower. In XXXX the servicer changed occupancy to vacant; XXXX confirmed vacancy. Servicer secured the property with a lockbox in XXXX, but XXXX verified owner occupancy in XXXX.

504305935	10/1/2024	7/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX borrower working on a potential mod. XXXX borrower was denied for mod, due to reaching limit of allowable modifications on the loan. XXXX borrower called in for possible workout. Advised back to work after XXXX. Stated they are applying for XXXX. XXXX borrower submitted documentation for a possible mod. XXXX mod was denied. XXXX borrower stated working on XXXX and was advised of a potential new mod review. XXXX borrower stated they were approved for XXXX but didn't know when the funds would be sent. XXXX borrower was denied for XXXX, but the borrower intends to re-apply. XXXX borrower stated at mediation that the XXXX application is still pending. XXXX loan was service released to XXXX. XXXX borrower was sent a XXXX month mod to mod workout. XXXX borrower was placed on a trial FB plan. XXXX borrower told new servicer he was on a trial mod plan and made one payment. XXXX borrower completed trial period. XXXX Mod approved. XXXX loan was modified. Borrower still being considered for XXXX.
REASON FOR DEFAULT: Loss of income due to work shutting down due to XXXX.
FORECLOSURE:  Referred to attorney XXXX. Complaint filed XXXX. Service completed XXXX. FC placed on hold for loss mitigation review XXXX. Hold removed due to borrower not showing up at mediation XXXX. XXXX attorney was advised of service release. XXXX FC placed on loss mit. hold. XXXX FC closed due to modification.
BANKRUPTCY: No BK activity found.
PROPERTY: Property reported to be owner occupied.
504304248	7/24/2024	8/28/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in XXXX looking for assistance as XXXX had XXXX and can not afford payment for the next few months. Servicer sent workout letter but it was never returned. Borrower on XXXX stated they will attempt to make XXXX payment to bring loan current by XXXX. Borrower on XXXX called in requesting assistance, servicer offered a repayment plan. As of XXXX comments indicate borrower promised a payment on XXXX and a payment on XXXX. Servicer advised that no repayment plan will be set up. Servicer contact borrower XXXX and advised borrower that repayment plan expired, servicer advised of amount due. Nothing further discussed and no promise made to bring loan current. Borrower called in XXXX and made a payment XXXX. Servicer contact borrower on XXXX and borrower made a payment XXXX which posted same day. Nothing further discussed.
REASON FOR DEFAULT: Illness of borrower
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504304275	10/1/2024	8/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower defaulted on the XXXX payment but did not have contact with servicer or request payment assistance. Borrower requested a payoff quote in XXXX. Borrower was unaware of the delinquency in XXXX; borrower had bill pay set up with her XXXX. Borrower reinstated in XXXX with a double payment. Last contact was in XXXX when borrower requested website assistance and asked why the payment increased; the increase was due to an escrow analysis.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don't verify current occupancy or property condition.

504305894	8/1/2024	7/24/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Comments on XXXX indicate borrower was on a repayment plan, details of plan not noted. On XXXX servicer noted receipt of a credit report dispute, servicer notes all information was updated and issue resolved. Servicer on XXXX notes receipt of authorization letter from New York State Homeowner Assistance Fund. Comments on XXXX indicate servicer received another dispute, borrower disputing ownership of the loan. Servicer notes information provided and issue resolved. Borrower called in XXXX asking if State had contacted them, servicer advised no. Borrower said they would contact them. Comments on XXXX indicate servicer had approved a loan MOD, details not noted. Comments on XXXX indicates servicer completed an XXXX month deferral due date rolled XXXX to XXXX. Comments indicate servicer received reinstatement funds in the amount of XXXX form the stated of XXXX assistance, payment covered the XXXX through XXXX payments. Borrower called in and made a payment XXXX on XXXX. Borrower called in XXXX wanting to confirm their year end statement was mailed, servicer advised yes. Borrower called in XXXX requesting pay history which servicer emailed to borrower. Borrower called in XXXX borrower stated that has had family issues for over a year. Servicer discussed all workout options with borrower, servicer provided XXXX for borrower to fill out a workout packet. Servicer called borrower on XXXX, borrower stated back to work and wants to keep property. Servicer offered workout but borrower declined. Borrower called in XXXX requesting reinstatement figures. Borrower called back in XXXX and requested another reinstatement, servicer advised will take XXXX business dates to process. Borrower on XXXX stated they are getting reinstatement funds from their XXXX. Servicer advised that reinstatement letter being mailed. On XXXX borrower was told by servicer of new reinstatement amount, nothing further discussed. Servicer received reinstatement on XXXX. Last contact XXXX; borrower advised intent is to keep the property and set up payment.
REASON FOR DEFAULT: Illness of Family member.
FORECLOSURE: Comment on XXXX indicate loan referred to FC, no further FC timeline provided.  As of XXXX FC canceled due to reinstatement.
BANKRUPTCY: Comments on XXXX indicate borrower has been discharged from a XXXX, no further information provided.
PROPERTY: Owner occupied, no issues noted.

504304198	9/1/2024	8/23/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower accepted a repay plan in XXXX, but loan reinstated the following month. Borrower declined payment assistance in XXXX and reinstated with a XXXX in XXXX. Borrower cancelled a scheduled payment in XXXX and made a promise to pay at a later date. Borrower made a few payments through XXXX but made a XXXX and paid late charges in XXXX. No contact with borrower until XXXX when XXXX made a XXXX. Borrower asked servicer to change her name in the system to her married name in XXXX; servicer requested name documentation. Last contact was in XXXX regarding the name change documentation required.
REASON FOR DEFAULT: Borrower illness (XXXX), income curtailment due to wage garnishment, excessive obligations
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.

504305641	8/1/2024	8/30/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Coborrower completed an XXXX chat in XXXX to verify servicer receipt of previous payments. NSF payment in XXXX was reinstated later in the month. Coborrower confirmed payment receipt in XXXX after another NSF payment and scheduled a XXXX in XXXX. No request for payment assistance, no further contact. Borrower usually pays through XXXX.
REASON FOR DEFAULT: Family illness
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504305577	8/1/2024	8/15/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Minimal contact. Numerous notes referencing NSF payment are recorded. XXXX Borrower canceled a payment due to an unspecified hardship. Numerous unsuccessful attempts to contact the borrower are recorded. The most recent contact was on XXXX, borrower wants help with XXXX and does not want to discuss anything else.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504304713	8/1/2024	8/9/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in thinking they were past due but they were not. Said they would be making another payment that next week. The borrower appears to be cooperative in noted conversations. The borrower has had brief periods of delinquency over the past XXXX months. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504305745	9/1/2024	8/31/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower made through the XXXX XXXX system. No contact until XXXX when borrower reported a hardship during a XXXX. Coborrower made monthly payments through XXXX. Coborrower continued to have contact most months during XXXXs; coborrower declined payment assistance but stated various ongoing hardships. NSF payment in XXXX. Coborrower made a lump sum payment in XXXX and fully reinstated the account in XXXX.
REASON FOR DEFAULT: XXXX  in the family, borrower on fixed income, excessive obligations, borrower illness
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504304152	9/1/2024	8/16/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower reported a hardship in XXXX and made a XXXX in XXXX. No further contact. Loan was referred to foreclosure in XXXX. First legal action was delayed by a missing LNA and a missing AOM, as well as the XXXX moratorium. The borrower requested a verification of the debt through the foreclosure attorney in XXXX; case moved to contested status in XXXX. First legal action and service were both completed in XXXX. Borrower applied for payment assistance in XXXX during foreclosure mediation, but the application was incomplete. The servicer was released from mediation in XXXX. Judgment was granted in XXXX, and a sale was scheduled for XXXX, but borrower submitted reinstatement funds in XXXX using funds from his XXXX. Borrower verified account status in XXXX. No further contact but loan has remained current since reinstatement.
REASON FOR DEFAULT: Son's illness and medical expenses, XXXX had a salary reduction
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504305781	10/1/2024	8/13/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower asked about a payment increase in XXXX; increase was due to an escrow shortage. Borrower also asked if windows were covered on her insurance policy. Borrower made a XXXX in XXXX and mentioned a hardship but did not request payment assistance. Borrower gave a promise to pay in XXXX and asked about another payment increase in XXXX. Borrower verified payment receipt in XXXX and disputed an escrow analysis shortage in XXXX. Borrower changed insurance carriers in XXXX to reduce the escrow shortage and reported a new hardship in XXXX. Servicer completed a XXXX-month deferral in XXXX to reinstate the account. Borrower notified servicer of a tax exemption in XXXX that servicer is still verifying; borrower reinstated that month.
REASON FOR DEFAULT: Borrower surgery, unemployment/retired due to disability but waiting for fixed income funds to start
FORECLOSURE: No FC activity found.
BANKRUPTCY: XXXX filed on unknown date and discharged on XXXX.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition. Borrower reported a roof leak in XXXX and in XXXX but didn't mention an insurance claim.

504305973	8/1/2024	7/31/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower usually pays through XXXX. No contact between XXXX and a XXXX made in XXXX. Borrower submitted insurance claim funds in XXXX. Borrower asked about a repay plan in XXXX, but the loan was scheduled to transfer servicing the following month. The new servicer completed the welcome call in XXXX. No contact again until borrower declined payment assistance in XXXX and made a double payment to reinstate the account. No further contact.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: Loan in BK at start of review period. Case# and details on filing not noted in servicing comments. XXXX servicer note states BK is discharged. Details and dates not noted.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition. Borrower reported insurance claim funds iao XXXX received in XXXX for wind/hail damage from loss date in XXXX. Funds were endorsed and released to borrower in XXXX. Notes don't mention whether servicer verified repair completion.

504302932	8/1/2024	8/28/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan has been delinquent periodically XXXX-XXXX and there were XXXX NSFs on the past XXXX months. First contact on XXXX borrower refused to give RFD but in XXXX XXXX noted excessive obligations. Borrower declined loss mit assistance. In XXXX RFD was illness and XXXX in the family and had to go to Mexico for the funeral. Did a repayment plan but failed due to failure to make payments, so repay plan was withdrawn. Demand letter was sent XXXX after XXXX NSFs but borrower made XXXX pmts on XXXX.
REASON FOR DEFAULT: Illness and XXXX  in Family
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is owner occupied. No indication of any damage or hazard claim.

504304267	8/1/2024	8/31/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower's authorized third party called to advise they would be making a payment. The notes reflect a XXXX-month deferral was completed in XXXX to bring the loan current. The borrower has also been evaluated for various loss mitigation workouts since then but they have been cancelled or denied. The borrower appears to be cooperative during noted conversations. The borrower has had periods of delinquency in the past XXXX months, but the loan is now current. Unclear if the borrower is continuing to experience hardship, but no active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: RFD has been noted as due to loss of income and unemployment.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304339	9/1/2024	8/28/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan was current until XXXX. Borrower was XXXX days late in XXXX and again XXXX. Despite call attempts there is no contact with the borrower documented in the last XXXX month. RFD unknown. Loan is now current.
REASON FOR DEFAULT:  Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is unknown. No reference to damage or hazard claim.

504305783	8/1/2024	8/7/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower made a XXXX in XXXX and in XXXX. Borrower reported a hardship in XXXX but didn't request payment assistance until XXXX. Servicer approved a XXXX-month repay plan in XXXX, which borrower completed in XXXX. Borrower gave a promise to pay in XXXX and reinstated the account in XXXX after declining payment assistance. Borrower has since had infrequent contact with servicer, usually during a XXXX or a promise to pay. Last contact was in XXXX regarding an NSF payment from earlier in the month.
REASON FOR DEFAULT: XXXX illness caused income reduction, excessive obligations
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504305941	8/1/2024	7/31/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower made monthly payments through XXXX. No contact until borrower declined payment assistance in XXXX after an NSF payment was reinstated later that month. Borrower made promises to pay in XXXX and in XXXX, then had no contact with servicer until XXXX reported a hardship in XXXX. Borrower submitted an incomplete loss mitigation application in XXXX, and the loan was referred to foreclosure. Servicer approved a repay plan in XXXX, borrower accepted. Borrower made a lump sum payment in XXXX to partially reinstate the arrears. No further contact. The repay plan was closed after borrower reinstated in XXXX. The loan transferred servicing in XXXX.
REASON FOR DEFAULT:  XXXX  in an accident and unable to work, borrower had reduced income
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504306017	8/1/2024	8/30/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in to discuss the payments due and was advised of the reinstatement amount. Discussion regarding a repayment plan but no details were noted. The history shows the loan was fully reinstated. The borrower has not been responsive to attempts since that time. The notes indicate a modification was completed by a prior servicer, the terms of the modification were not detailed. Has had brief periods of delinquency in the past XXXX months but the loan is now current. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: RFD last noted in XXXX was due to borrower illness. No indication that hardship is ongoing.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. The notes reflect prior water damage with a date of loss on XXXX. A claim check totaling XXXX was received and endorsed to the borrower. Claim was non-monitored. No further notes since that time regarding damage to the property.
504304360	8/1/2024	7/24/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower made a XXXX in XXXX as part of an active bankruptcy case. Monthly XXXXs continued. Borrower applied for loss mitigation assistance in XXXX but did not qualify for retention options. Borrower's BK counsel verified post-petition current status in XXXX after borrower made a double payment. BK Motion for Relief (MFR) was denied by the court in XXXX, and the case was discharged in XXXX. Borrower has since remained current, but sporadically pays by XXXX or asks a general servicing question. Borrower requested an escrow analysis in XXXX. Last contact was in XXXX when borrower requested a password reset. No payment was received in XXXX.
REASON FOR DEFAULT: Loss of income
FORECLOSURE: No FC activity found.
BANKRUPTCY: XXXX filed on unknown date. MFR filed XXXX and BK discharged on XXXX.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504305989	8/1/2024	8/9/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Cease and desist noted XXXX. Streamline Mod approved XXXX with trial payments starting XXXX to XXXX. Plan kept XXXX. Mod workout approved XXXX which was booked XXXX. Borrower hardship noted XXXX due to family XXXX. Borrower stated XXXX impacted by pandemic; off work. Special FB offered XXXX from XXXX to XXXX. Borrower requested payment deferral XXXX; stated XXXX working in body shop and now closed. Plan confirmed kept XXXX. Borrower stated XXXX work has been slow since XXXX. Borrower stated XXXX has XXXX. Borrower requested new escrow analysis XXXX due to illness. Borrower stated XXXX has cancer. Borrower stated XXXX recovering from cancer treatment. Borrower inquired about monthly payment amount XXXX. Borrower requested new escrow analysis XXXX. Last contact XXXX to schedule payment.
REASON FOR DEFAULT:  Curtailment of income. Borrower illness.
FORECLOSURE: Loan noted to be in FC prior to BK filing; referred XXXX.  Complaint filed XXXX. Service completed XXXX.  Legal notes XXXX proceeding to judgment; prior hearing scheduled for XXXX.  FC sale scheduled for XXXX. FC stayed by XXXX filed XXXX.  FC action resumed XXXX.  FC action closed/billed after Mod workout booked XXXX.
BANKRUPTCY: Servicer notes XXXX active BK; details of filing not provided.  XXXX dismissed XXXX.  Active XXXX filed XXXX which was dismissed XXXX.
PROPERTY: Property noted to be owner-occupied. XXXX area noted XXXX. Borrower stated XXXX had damage to property; not living at property and extent of damage unknown. DOL XXXX damage due to wind. Servicer noted XXXX light damage due to missing shingles. Borrower called XXXX to file hazard claim. Check amount of XXXX. Date of loss XXXX. Additional claim noted XXXX; XXXX received XXXX. Date of loss XXXX. Funds endorsed/released XXXX. Repairs confirmed XXXX completed XXXX. Draw released XXXX. Servicer notes XXXX still awaiting XXXX inspection to confirm repairs completed.
504304336	8/1/2024	7/5/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact with the borrower was on XXXX, the borrower called in to ask about a payoff quote. No further contact with the borrower in the contact history. The borrower appears to be cooperative. No indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304286	10/1/2024	8/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in to check the status of two wire payments that were sent for a trial modification that was set to start that month. Details of the trial modification were not noted and the notes do not show a modification completed after that point, due to reinstatement in XXXX. The loan had been referred to foreclosure prior to that point. The loan has remained current since that time. The borrower appears to have been cooperative during noted conversations. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: The notes reflect a foreclosure action that was dismissed upon receipt of a full reinstatement in XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304331	8/1/2024	8/15/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Servicer notes open review for workout XXXX. Workout assistance denied XXXX. No recent contact noted with borrower.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504304345	8/1/2024	8/20/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Numerous unsuccessful attempts to contact the borrower are recorded. No actual contact is recorded.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504303776	8/1/2024	7/3/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower requested a billing statement and asked about insurance coverage in XXXX; borrower was on LPI coverage. Borrower was advised of an NSF payment in XXXX; borrower made a double payment that month to reinstate the account. Borrower authorized her assistance on the account in XXXX and requested XXXX statements for prior years. No further contact.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes don't verify current occupancy or current condition.

504305721	7/20/2024	7/26/2024	BK	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in XXXX and discussed all workout options, borrower made a payment XXXX that posted XXXX. Borrower on XXXX stated they are attempting to bring loan current but having hard time, hoping that when they get bonus check they will bring current. Borrower on XXXX called in and discussed workout options but no workout packet was sent in, borrower also made a payment XXXX which posted XXXX. Borrower on XXXX spoke with servicer about workout options, no workout packet received, borrower has ability to repay and set up repayment plan; details of plan not noted. On XXXX borrower called in to make a payment XXXX, servicer at the time stated borrower does not qualify for deferment. Last contact XXXX borrower made payment XXXX which posted same day. No further contact attempts made by servicer.
REASON FOR DEFAULT: Unemployment
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504304370	9/1/2024	8/31/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower gave a promise to pay in XXXX and provided proof of insurance coverage in XXXX. Borrower also advised servicer of an error in the property address in XXXX that was escalated for correction in XXXX. The address correction was made to match the XXXX emergency address; the change was required before payment could be sent to the insurance carrier, as the property address differed between the servicer and the carrier. The issue was corrected in XXXX. No further contact with borrower.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504304359	9/1/2024	8/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in but details of the conversation were not noted. The borrower has been in frequent contact with the servicer regarding payments due. Discussions regarding a modification with a previous servicer, the details of which were not noted, and also about the borrower's desire to sell the property at one point. The borrower has also requested a modification from the current servicer, but it has been denied. The borrower appears to have been cooperative during noted conversations. The borrower has a sporadic payment history but is now current. No recent indication of active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: RFD due to income reduction and being on a fixed income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304300	8/1/2024	8/30/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower was working to gather funds in late XXXX after confirming an ongoing hardship but also applied for hardship assistance. The hardship application was missing documentation (most was regarding rental income proof), which borrower worked to submit over the next year. Loss mitigation was deemed complete in XXXX. Retention options were denied in XXXX; denial reason was not provided. Borrower began working with the XXXX state agency. Servicer offered a pre-approved trial mod offer in XXXX; borrower accepted. Borrower made the first trial payment late, but servicer agreed to honor as XXXX had also approved assistance, but borrower couldn't accept both offers due to the XXXX modification requirements. Borrower chose to accept servicer's mod offer, rather than the XXXX assistance. Modification was completed in XXXX. Borrower has struggled to make payments since the modification and has had very little contact with servicer. Last contact was in XXXX; borrower confirmed XXXX was still working with XXXX.
REASON FOR DEFAULT: XXXX renters moved out without paying, burst water pipe from early XXXX damaged both floors of property and borrower living in an RV in front of the house
FORECLOSURE: Referred XXXX. Missing note endorsement could not be obtained due to closed lender; attorney was advised to obtain a declaratory judgment that the investor is the holder of the note with the right to enforce. File placed on hold for note issue resolution XXXX. Action was closed after loan was modified.
BANKRUPTCY: No BK activity found.
PROPERTY: Property rental per notes in XXXX. Borrower was not occupying the property in late XXXX due to water damage that was in the process of getting repaired. Hazard claim mentioned once on XXXX, no details provided. Repairs were still ongoing in XXXX; counters were being replaced; unable to verify current property condition.
504304613	9/1/2024	8/31/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower. Borrower stated XXXX giving out personal information. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. XXXX area noted XXXX, XXXX and XXXX; no indication property was affected.

504305938	9/1/2024	8/31/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted XXXX due to curtailment of income. Borrower stated XXXX utilizing XXXX relief fund for payments. Borrower stated XXXX hours cut due to XXXX. Requested to not advance for property taxes; already paid partial amount due. Borrower again stated XXXX using XXXX assistance program from payments. Verbal repayment plan offered XXXX; details of plan not provided. XXXX funds received XXXX for XXXX. Borrower inquired about billing statement XXXX. Borrower stated XXXX short hours at work. XXXX assistance ended XXXX. Borrower inquired about payment to prior servicer XXXX. Borrower stated XXXX only working XXXX a week. Borrower called XXXX to review escrow analysis. Borrower called concerning escrow shortage XXXX. Borrower called XXXX to make payment. Last contact XXXX.
REASON FOR DEFAULT:  Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property noted to be owner-occupied.  No property damage noted.

504306060	8/1/2024	8/7/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. An active XXXX FB plan ended in XXXX; plan terms were not provided, unable to determine plan start date. Borrower declined payment assistance in XXXX and had monthly contact with servicer when XXXX would schedule a XXXX. Borrower's insurance coverage lapsed in XXXX, and borrower was advised of LPI coverage. Monthly contact continued in XXXX and through XXXX. Borrower was advised of repay options in XXXX and accepted a XXXX-month deferral in XXXX to reinstate the account. The loan transferred servicing in XXXX. Borrower declined payment assistance in XXXX and again in XXXX. Borrower's contact with the new servicer has been sporadic. Last contact was in XXXX; servicer advised borrower of high late charge balance on the account and borrower requested a payoff quote.
REASON FOR DEFAULT: Roof repairs paid for out of pocket, excessive obligations, mother's XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition. Borrower mentioned ongoing roof repairs between XXXX and XXXX; servicing notes don't state whether an insurance claim was filed.

504304324	9/1/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower had monthly contact with servicer in late XXXX and declined a verbal repay plan in XXXX. Contact became more sporadic in early XXXX, and borrower declined another repay plan in XXXX. Borrower previously sent payments through money gram, but in XXXX added a checking account for payments and made four payments to reinstate the account. Sporadic delinquency continued, borrower only had contact with servicer during promises to pay. Borrower asked the reason for a payment increase in XXXX; the increase was due to an escrow shortage. Contact became very infrequent; when servicer made contact, borrower would only give a promise to pay by the end of the month. Last contact was a promise to pay in XXXX; borrower reinstated with a second payment made at the end of the month.
REASON FOR DEFAULT: Borrower unemployment, excessive obligations, borrower illness
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504304349	8/1/2024	8/2/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower setup XXXX XXXX. Repayment plan offered XXXX; details not provided. Borrower indicated hardship XXXX due to XXXX and lost income. Repayment plan offered XXXX; terms not provided. Borrower inquired XXXX about options to cure delinquency. Workout opened XXXX, however financials incomplete. Workout denied XXXX. Borrower called to confirm payment XXXX. No further contact noted.
REASON FOR DEFAULT:  Divorce.  Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. XXXX area noted XXXX; no indication property was affected.

504304358	8/1/2024	8/28/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower. Borrower advised of pending FC action; stated XXXX was laid off of work and trying to file for unemployment. XXXX-month payment deferral booked XXXX. No further contact noted.
REASON FOR DEFAULT:  Borrower unemployment.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504304078	9/1/2024	8/9/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Escrow analysis discussed with XXXX party, XXXX on XXXX. XXXX party called to confirm payment XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. XXXX area noted XXXX; no indication property was affected.

504303886	7/7/2024	6/24/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX customer called in to inquire about late fees. Last contact with borrower on XXXX RFD was illness, XXXX has early dementia. Appears that XXXX made a pmt by XXXX XXXX, two were drafted but one was reversed the next day. Notes don't reference any NSF. Borrower made no pmt in Jul or XXXX XXXX and no contact was made.
REASON FOR DEFAULT: Borrower Illness, borrower has early dementia.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property reported to be owner occupied.

504304474	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Borrower called in XXXX to inquire about XXXX assistance and was advised none available at the moment. Borrower fell behind on the loan in XXXX and stated in XXXX that they would be making payment by that following Friday; declined repayment offer. Non-obligor XXXX called in XXXX stating just had surgery and borrower was out of work for XXXX months due to XXXX; also declined repayment offer. Borrower was advised of XXXX assistance on XXXX when he called to schedule a payment. Repayment was also offered to borrower on XXXX but declined. Borrower continues to struggle making all the monthly payments but appears to be able to bring the loan current on his own. Last contact was in XXXX, borrower stated that they would set up payment XXXX later in the month.
REASON FOR DEFAULT: XXXX impact. Unemployment due to XXXX, curtailment of income.
FORECLOSURE: File was referred to foreclosure on XXXX, however, file was closed on XXXX due to reinstatement.
BANKRUPTCY: XXXX prior to review period. BK was discussed in XXXX, it appears that there was BK filed sometime (XXXX years ago) and the case was terminated several months later, however, BK was not reaffirmed and reaffirmation agreement could not be provided. XXXX filed in XXXX, MFR was filed on unknown date and case has been discharged on XXXX.
PROPERTY: Owner occupied per Seller data. Occupancy not specified in contact history. No property issues found.

504306069	8/1/2024	8/1/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted XXXX due to borrower unemployment. Borrower stated XXXX paycheck was delayed. Borrower attempted to make payment by debit card XXXX. Borrower stated XXXX waiting on tax returns to come in. Hardship noted XXXX due to XXXX. Borrower stated XXXX having difficulty bring loan current. Borrower stated XXXX income has decreased. Skip trace efforts noted XXXX. Borrower scheduled payment XXXX. Last contact XXXX had excessive expenses due to travel.
REASON FOR DEFAULT:  Borrower unemployment.  Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504305828	9/1/2024	6/3/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower on XXXX called in and discussed possible FB plan or deferment, servicer advised borrower of what documents needed for review. Comments do not indicate servicer received any documents for workout review. Borrower called in XXXX stating they were out of town for work and would be making a payment soon, just needed to talk with XXXX.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Subject is owner occupied, condition is unknown from comments.

504303817	9/1/2024	8/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. On XXXX did a web chat with servicer inquiring why they can not make payments XXXX, servicer advised payments must be certified funds until XXXX. Borrower also asked servicer if they do refinancing, servicer advised no. Comments on XXXX and XXXX indicate servicer completed a XXXX payment deferral, next due is XXXX. Borrower called in XXXX promising to make a payment on XXXX and XXXX via XXXX. Appears these payments were made. Servicer also discussed workout options with borrower. Last contact XXXX borrower stated they will make a payment via XXXX or XXXX, nothing further discussed.
REASON FOR DEFAULT: Excessive obligations
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.
504305807	8/1/2024	8/12/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower had an NSF payment in XXXX after closing her checking account; the loan was reinstated in XXXX. No further contact.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes don’t verify current occupancy or condition.

504304254	8/1/2024	8/3/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower requested workout assistance XXXX. Borrower stated XXXX had impact to income. Borrower requested Mod workout XXXX. Verbal repayment plan offered XXXX; payment of XXXX start date XXXX and end date of XXXX borrower declined. Borrower stated XXXX repayment plan not affordable. Borrower stated XXXX looking for insurance; borrower on fixed XXXX. Borrower requested escrow analysis XXXX. Borrower stated XXXX overwhelmed with other bills. Borrower requested retention review XXXX. Borrower advised XXXX on fixed income. Last contact on XXXX; borrower called in to discuss late payment for XXXX and set up a payment. Workout closed XXXX due to inactivity.
REASON FOR DEFAULT:  Curtailment of income.  Borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy unknown. XXXX area noted XXXX, XXXX and XXXX. Borrower inquired about insurance check XXXX; details of claim and/or damage not provided.
504305339	8/1/2024	8/21/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Minimal contact. XXXX Borrower calls in to discuss the account and make payment arrangements, no RFD is given. XXXX Borrower has been having tax issues. The most recent contact was on XXXX, the borrower is scheduling a payment. XXXX Borrower hangs up on a collection call.
REASON FOR DEFAULT: XXXX Wage garnishment. XXXX Excessive obligations.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504304304	9/1/2024	8/7/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in to discuss the account and to follow up on the request for mortgage assistance. RFD at that time was due to medical bills and borrower illness. The loan was reinstated that month and has remained current since that time. The notes also reflect a XXXX deferral was completed in XXXX deferring XXXX monthly payments. The borrower appears to have been cooperative during noted conversations. Has had periods of delinquency in the past XXXX months but is now current. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: RFD noted as due to medical bills and borrower illness.
FORECLOSURE: The loan was referred to foreclosure in XXXX XXXX but later dismissed after the borrower reinstated the loan in XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504306055	9/1/2024	8/13/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in to make a payment by XXXX. The notes indicate the borrower usually pays via the XXXX. No further contact with the borrower since that time despite attempts made. Has had brief periods of delinquency in the past XXXX months but the loan is now current. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: RFD last noted in XXXX was due to injury to XXXX. Hardship does not appear to be ongoing.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304319	10/1/2024	8/23/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower requested XXXX assistance in late XXXX and was approved for a deferral that reinstated the account in XXXX. Borrower defaulted the following month but made a few payments through early XXXX and then applied for payment assistance. Borrower was denied retention options in XXXX; reason for denial was not stated. Borrower started making monthly payments again in XXXX but was unable to reinstate the arrears. Borrower reapplied for payment assistance in mid-XXXX. Servicer offered a pre-approved mod trial plan in XXXX; borrower accepted. After completing all trial payments, the loan was modified in late XXXX. Borrower has remained current since mod completion and has contact with servicer during XXXXs. Last contact was in XXXX.
REASON FOR DEFAULT: XXXX, car repairs
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504305702	8/1/2024	8/31/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower gave a promise to pay after an NSF payment in XXXX. Borrower scheduled a payment but declined payment assistance in XXXX. Borrower scheduled two payments in XXXX but was unable to reinstate the full arrearage. Borrower requested payment assistance in XXXX but said the XXXX-month repay plan offered by the servicer was not affordable. In XXXX, borrower confirmed there was no financial hardship. Borrower gave a promise to pay in XXXX. Last contact was in XXXX via website chat.
REASON FOR DEFAULT: Lack of income, XXXX hardship, slow business
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes very occupancy but don't verify current condition.

504305590	8/1/2024	8/28/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower agreed to XXXX month repayment plan on XXXX, closed on XXXX due to failure to make payments. Borrower agreed to repayment plan on XXXX, details of plan not provided, closed on XXXX due to failure to make payments. The last contact was on XXXX, the borrower called in to make payment arrangements, said was hurt on the job, but declined repayment assistance. The borrower is in frequent contact with the servicer and appears to have been cooperative during noted conversations. The loan has had brief periods of delinquency in the past XXXX months. The loan is now current and no active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: RFD noted as due to medical issues and hurt on the job. Also noted as due to income reduction.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304302	9/1/2024	8/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact was on XXXX borrower inquired on refinancing their loan with servicer. Servicer advised they cannot assist with refinancing.
REASON FOR DEFAULT: On XXXX, borrower stated they forgot they had to pay insurance which is why the payment returned.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Original occupancy and current occupancy is owner occupied. No property damage or hazard claims noted.

504304737	10/1/2024	8/26/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower called XXXX to setup XXXX payments. Borrower stated XXXX damage to property from storm and on fixed income. Review for workout denied due to inability to complete property valuation/inspection. Borrower stated XXXX still paying out of pocket for repairs. Borrower stated XXXX didn't qualify for XXXX assistance. XXXX-month deferral completed XXXX. Borrower stated XXXX still waiting on XXXX inspection. Last contact XXXX to reset XXXX password.
REASON FOR DEFAULT:  Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. Property damaged from XXXX, Date of loss XXXX. XXXX area noted XXXX. Borrower advised on XXXX they have a XXXX deductible and fixed income. On XXXX borrower noted they had been through XXXX XXXX and had roof damage/leak. On XXXX borrower advised they did not qualify for  XXXX  assistance. Borrower notes ongoing repairs multiple times, however details of claim and repairs are not noted. XXXX borrower notes deductible is now XXXX and they are waiting for  XXXX  inspection. No further details regarding repairs, damage, or insurance claims noted.

504304312	9/1/2024	8/13/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact on XXXX, borrower called for payment status, sent payment two weeks prior.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine current occupancy, originated as unknown residence. Servicing comments indicate on XXXX roof was leaking, borrower had called about insurance coverage. Comments do not indicate property damage or hazard claims filed or if roof was fixed. Per servicing comments on XXXX, property was located in XXXX designated area, but no property damage or hazard claims filed at that time.
504304804	9/1/2024	8/16/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No contact with borrower in last XXXX months, though servicer has made numerous attempts. Loan has been currently fairly consistently, however, there are a couple of times when borrower fell behind but brought loan current the following month.
REASON FOR DEFAULT: Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to determine current occupancy, originated as unknown residence. Servicing comments do not indicate property damage or hazard claims filed. Property was located in a XXXX designated area for flooding in XXXX
504303821	9/25/2024	8/23/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact was a promise to pay in XXXX. No contact with any party in the past three years.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.

504305790	9/1/2024	8/14/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No XXXX contact with borrower. A door knocker made contact in XXXX; reason for default was not stated. No other contact. Borrower usually pays through the XXXX XXXX payment system.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504303036	8/1/2024	8/31/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower requested reinstatement quote XXXX; loss mitigation options discussed. Borrower inquired about Mod XXXX. Borrower hardship noted XXXX due to loss of income due to medical issues. Now working XXXX jobs attempting to bring loan current. Borrower was advised XXXX workout denied. Borrower stated XXXX behind due to XXXX. No recent contact noted with borrower.
REASON FOR DEFAULT:  Curtailment of income.  Borrower illness.
FORECLOSURE: Loan was referred for FC XXXX.  FC action closed XXXX due to reinstatement.  Loan again referred for FC XXXX which was dismissed XXXX due to reinstatement.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. XXXX area noted XXXX; no indication property was affected.

504304835	9/1/2024	8/31/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower gave a promise to pay in XXXX and paid by XXXX in XXXX. No contact again until borrower discussed a possible verbal repay plan in XXXX after mentioning a hardship. Borrower never accepted the offered plan but reinstated with a double payment in XXXX. Borrower gave promises to pay in XXXX and in XXXX. Last contact was a XXXX in XXXX; borrower didn't mention whether the previous hardship had been resolved.
REASON FOR DEFAULT: Borrower unemployment, XXXX providing payment assistance
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don't verify current occupancy or property condition.

504305799	10/8/2024	8/28/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in XXXX borrower made a payment XXXX. On XXXX completed a door knock borrower declined warm transfer offer and refused to update information. On XXXX and XXXX a door knock was completed but no answer. Borrower called in XXXX borrower stated they have XXXX for reinstatement, servicer advised need full reinstatement or was apply for workout assistance. Borrower on XXXX requested a reinstatement quote which was provided by servicer. Borrower called in XXXX and went over account, servicer provided reinstatement amount. On XXXX servicer received reinstatement amount and funds posed. Borrower XXXX called in XXXX and confirmed reinstatement received, servicer advised and FC canceled. No further contact.
REASON FOR DEFAULT: Unknown
FORECLOSURE:  Referred to FC XXXX.  Title hold as of XXXX, hold ended XXXX.  First legal filed XXXX.  FC canceled XXXX.
BANKRUPTCY: Comments on XXXX indicate borrower was dismissed from a XXXX on XXXX and dismissed from a XXXX on XXXX.  No further details.
PROPERTY: Owner occupied, no issues noted.
TITLE ISSUES: Comments on XXXX indicate title issue appears prior mortgage on title. A title claim was filed XXXX. Title claim resolved XXXX.
504305978	8/1/2024	8/22/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated XXXX hardship due to tenant not paying. XXXX-month repayment plan discussed; payments of XXXX start date XXXX and end XXXX plan kept. Borrower opted out of loss mitigation efforts XXXX. Borrower again stated XXXX tenant not paying due to loss of hours at work; had plumbing issue with water heater. Borrower called XXXX to bring account current. Borrower stated XXXX had pipe burst; tenant moved out. Had to pay for repairs. Borrower inquired about amount due XXXX. Skip trace efforts noted XXXX. Borrower called to be setup of repayment plan XXXX. Plan reviewed XXXX for XXXX-months with payments of XXXX. Plan denied XXXX. Borrower inquired about cancelled insurance XXXX. Stated had issues with boiler and water heater for both units.
REASON FOR DEFAULT:  Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Property noted to be vacant/secured XXXX. Loss draft noted XXXX; claim check endorsed and released.  No further details provided.  XXXX area noted XXXX; no indication property was affected.  Property later noted to be occupied XXXX.

504304237	9/1/2024	8/17/2024	CURR	XXXX	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Borrower is XXXX. The account has been discussed with authorized XXXX party noting that required documents are needed to complete the XXXX review. It appears that the documents received were incomplete and potential XXXX was advised in XXXX that they needed to complete the successor review as the XXXX received was missing pages and information is needed for further review. It appears that the loan became delinquent in XXXX but was brought five payments were received in XXXX bringing the loan current. Workout was briefly discussed on XXXX, authorized XXXX party stated that they have sent the workout documents several times; no additional details provided. Last contact was in XXXX, it appears that the authorized XXXX party requested a copy of the monthly statement.
REASON FOR DEFAULT: XXXX  of borrower.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as primary residence.  No property issues found.

504305290	8/1/2024	7/7/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact with the co-borrower was on XXXX, the borrower called in to discuss the payment and said they had an accident and were requesting assistance. Said they would call back. No further details about the accident or assistance requested. The borrower appears to be cooperative during noted conversations. The borrower XXXX be experiencing a hardship but no active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: Possible RFD noted as due to the borrower experiencing a recent accident.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304347	9/1/2024	8/12/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact was on XXXX, the borrower called to advise they would be making payments by the end of the month. Declined any workout assistance. The loan has remained current since that time but has had periods of rolling XXXX-day delinquency in the past XXXX months. The borrower has also been offered various workout options but has either declined or did not follow through with the applications. The borrower appears to be cooperative during noted conversations. The borrower XXXX be experiencing some hardship, but no active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: RFD last noted in the contact history was due to excessive obligations.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504305714	8/27/2024	8/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Servicer spoke with borrower on XXXX who stated they will bring loan current, borrower made a payment XXXX. Borrower called in XXXX and made a payment XXXX, borrower declined loss mit options. Borrower called in XXXX and expressed interest in possible repayment plan, no repayment was set up that day. Borrower on XXXX stated behind due to XXXX hardship, borrower stated they plan on reinstating loan, date payment to be made not provided. Servicer on XXXX called borrower and advised of past due payment, borrower stated would make payment soon; nothing further discussed. Servicer called borrower XXXX, borrower was upset as servicer has been calling XXXX. Servicer advised will not call there again. No further contact with borrower.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied with no issues noted.
504305994	8/29/2024	8/28/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower cancelled a scheduled payment in XXXX and paid later in the month. Borrower asked about auto-draft payments in XXXX and gave a promise to pay through XXXX in XXXX. Borrower asked about a payment increase in XXXX and made a XXXX. Borrower asked about a payment increase in XXXX and again in XXXX; servicer offered an escrow shortage spread. No further contact.
REASON FOR DEFAULT: Borrower on XXXX, no default
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504305916	8/1/2024	8/20/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Minimal contact. XXXX Borrower calls in to reschedule a payment and give RFD. XXXX Account is not eligible for FB. XXXX The borrower calls in to discuss the account and review workout options, no notes found showing a loss mit application was submitted or a workout was implemented. The most recent contact was on XXXX payments are being scheduled.
REASON FOR DEFAULT: XXXX unemployment. XXXX Medical bills.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: XXXX Property is reported to be owner occupied. No references to property damages or insurance claims found.

504304233	8/1/2024	7/29/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Minimal contact. XXXX Borrower requests a deferment, no RD is given. XXXX Borrower is making arrangements to bring the account current. XXXX An authorized party calls in to discuss the account and give RFD. The most recent contact was on XXXX; borrowers XXXX called in to make a payment.
REASON FOR DEFAULT: XXXX Family expenses. XXXX Illness of borrower.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504303029	8/1/2024	8/12/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about workout assistance XXXX; inquired about escrow shortage. Borrower inquired about double payment XXXX. Borrower called to cancel XXXX XXXX. Borrower indicated hardship XXXX due to increase payment amount. Borrower inquired about payment deferral XXXX. XXXX-month payment deferral booked XXXX. Last contact, borrower requested XXXX to remove escrow.
REASON FOR DEFAULT:  Curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. XXXX area noted XXXX; no indication property was affected.

504304662	9/1/2024	8/29/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about NSF letter XXXX. Borrower advised XXXX would make payment by wire. Borrower stated XXXX has sent proof of funds for missing payment. XXXX party advised of NSF payment XXXX. Repayment plan offered XXXX; terms not provided. Reason for multiple NSF payments unknown. Borrower called to make XXXX payments XXXX and didn't require verbal repayment plan. Borrower again called XXXX to review missing XXXX payment. Payment history reviewed with borrower XXXX. No indication missing payment has been resolved; borrower still stating payment for XXXX not applied and loan not delinquent. Last contact XXXX.
REASON FOR DEFAULT:  Hardship not provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy unknown.
504306020	8/1/2024	8/14/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. XXXX borrower was in the process of an insurance claim. XXXX check was sent to the borrower. No additional information provided regarding the claim. XXXX loan mod sent to borrower. XXXX borrower called in stating XXXX is getting assistance through XXXX. XXXX bulk payment transfer received from XXXX. XXXX FB discussed with borrower. XXXX borrower inquired about deferral, was advised not available RPP discussed. XXXX service release letter sent. Borrower requested FB in XXXX, discussed multiple workout options in first half of XXXX, none noted to be implemented. Last contact XXXX borrower called to make payment.
REASON FOR DEFAULT: Borrower illness/XXXX
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied.
504304247	9/1/2024	8/23/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Repayment plan offered XXXX; details of plan not provided. XXXX incentive applied XXXX. Workout closed XXXX due to failed payments. Borrower requested workout assistance XXXX. Borrower inquired about Mod XXXX. Borrower advised of missing financials XXXX. Workout denied XXXX. Borrower inquired about status of account XXXX. Borrower stated XXXX new family member moving into property. XXXX party inquired about past due balance XXXX. XXXX party requested reinstatement quote XXXX. Servicer confirmed receipt of loan Mod application XXXX. Servicer notes XXXX pre-approved for Trial Mod with payments of XXXX starting XXXX. Mod workout processed XXXX. Borrower called XXXX to confirm payment. XXXX party inquired about insurance coverage XXXX. Last contact XXXX to make payment.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: Loan referred for FC XXXX. FC action closed/billed after Mod workout booked XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. Borrower stated XXXX repairs not completed on property; contractor fighting insurance company.  Details of damage not provided.

504305421	9/1/2024	8/30/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, outbound call to the borrower who made a promise to pay the following week. No further contact with the borrower despite attempts made. The borrower appears to have been cooperative during noted conversations. Has had brief periods of delinquency in the past XXXX months. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304252	8/30/2024	7/30/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan has been current for XXXX months. In XXXX a pmt was returned for account closed. Borrower promptly replaced the pmt. Borrower didn't make the XXXX pmt until XXXX. No contact made so RFD is unknown. Loan has been current since then.
REASON FOR DEFAULT:  Unknown.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is owner occupied.

504305898	9/1/2024	8/15/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. An NSF payment in XXXX was reinstated the following month, no contact with borrower during default. Authorized XXXX was unaware of an NSF in XXXX; the payment was reinstated later that month. XXXX made XXXXs in XXXX and XXXX and declined payment assistance in XXXX during a XXXX. No further contact with prior servicer. The loan transferred servicing in XXXX. XXXX made XXXXs in XXXX and XXXX. Borrower reported a hardship in XXXX but declined payment assistance. Borrower reinstated the account in XXXX. No further contact.
REASON FOR DEFAULT: Borrower illness (XXXX), borrower unemployment
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes verify current occupancy but don't verify current condition.

504304289	9/1/2024	8/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan was current from XXXX to XXXX. Borrower submitted loss mit XXXX, RFD is unclear but notes borrower is receiving disability income. Appeared borrower had submitted complete workout pkg but on XXXX he reinstated the loan to current status, source of funds not noted. Workout was denied, reason not stated in history. Loan has been current since XXXX.
REASON FOR DEFAULT:  Curtailment of Income
FORECLOSURE: No FC activity found.
BANKRUPTCY: XXXX discharged in XXXX. Servicer was unaware of this BK from a prior servicer until early XXXX when required discharged BK verbiage was added to monthly statement.
PROPERTY: Current occupancy is unknown.

504305893	9/1/2024	8/31/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. First noted contact was on XXXX, borrower calls in to discuss a blind mod offer. XXXX Borrower reports they made all the trial payment but never received a final mod offer, mod denial reversal is approved. XXXX Final mod is completed. The most recent contact was on XXXX Borrower calls in to make payment arrangements and give a RFD.
REASON FOR DEFAULT: XXXX Curtailment of income. XXXX Vehicle expenses.
FORECLOSURE: XXXX File is referred to FC. Reinstated via a mod in XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found

504305086	8/1/2024	8/30/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Contact history begins XXXX. Borrower called in XXXX to inquire about the monthly payment; monthly statement was sent to borrower. Borrower struggles to make all the monthly payments and demand letters have been sent, however, borrower appears to be able to bring the loan current. Last contact was on XXXX, borrower called to make a payment, explaining that the account was past due because of inflation; declined assistance.
REASON FOR DEFAULT: Less work hours and extended problems.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to confirm current occupancy, originated as unknown residence. The borrower called on XXXX requesting the XXXX number to the Loss draft department. No details regarding damage or repairs provided.
504306041	8/1/2024	7/26/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower hardship noted XXXX due to excessive obligations. Borrower stated XXXX had some unexpected expenses. Borrower stated XXXX had car troubles. Borrower declined workout assistance XXXX. Unexpected expenses noted as a hardship throughout contact history. Borrower stated XXXX had medical expenses. Borrower called XXXX to stop payment. Borrower inquired about payment deferral XXXX. Servicer approved Stip to Mod XXXX with payments of XXXX from XXXX to XXXX. FB plan confirmed completed XXXX. Skip trace efforts starting XXXX. Mod workout booked XXXX. Borrower called XXXX to schedule payment. Last contact XXXX borrower stated paying school tuition.
REASON FOR DEFAULT:  Excessive obligations. Borrower illness.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Property noted to be owner-occupied.  No property damage noted.

504306051	10/1/2024	8/27/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan is performing. No collection activity noted. Limited contact noted with borrower; borrower scheduled payment XXXX. Borrower inquired about payment increase XXXX. Borrower setup payment XXXX. No further contact noted.
REASON FOR DEFAULT:  No hardship indicated.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504305852	7/23/2024	8/7/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Servicer contact borrower XXXX borrower stated they mad payment via XXXX. No workout options discussed. On XXXX servicer discussed all workout options with borrower, comments do not indicate a workout packet was received. Servicer notes that they discussed workout options with borrower every month from XXXX through XXXX. On XXXX borrower stated they need assistance with old hazard claims, servicer transferred to escrow department; no further details noted. On XXXX borrower called to see if a workout packet was mailed, servicer advised loan only due for XXXX payment so no workout options available. On XXXX servicer notes possible deferment discussed with borrower. On XXXX borrower called in stating they could only make a partial payment, servicer advised could not take partial payment. Servicer did take verbal financial information for possible workout. As of XXXX servicer notes deferment was approved. On XXXX servicer completed a XXXX month deferral due date rolled from XXXX to XXXX. On XXXX borrower promised a payment by XXXX, payment was made. Borrower on XXXX promised a payment on XXXX, unable to determine if payment was made.
REASON FOR DEFAULT: Income reduction
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied. Borrower on XXXX stated they do not have funds to continue with the repairs to the home, unable to determine date or extent of damage. On XXXX servicer notes borrower is seeking funds to complete repairs borrower is going to request more funds from insurance company. Borrower stated on the same day that insurance company told her if repairs not complete they will cancel policy. Borrower was advised then servicer would place forced place insurance, borrower was fine with this. On XXXX borrower stated roof still getting repaired, servicer only advised that since they have not received proof of insurance forced place insurance has been issued. On XXXX servicer reached out to borrower to check how repairs are coming. Notified borrower that an inspection is needed if they are ready for more funds. No further notes regarding repairs.
504304309	9/1/2024	8/31/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in to make a payment by XXXX. The notes reflect a modification completed in XXXX bringing the loan current. The specific terms of the modification are not clear in the notes. A XXXX was filed that put a hold on a foreclosure action that began before the start of the contact history. Both the BK and the FC action were dismissed upon completion of the modification. The borrower appears to have been cooperative during noted conversations. The loan had a brief periods of delinquency in the past XXXX months but the loan is now current. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: The notes reflect a dismissed foreclosure action that was filed before the start of the contact history and was on hold during the bankruptcy. The foreclosure action was dismissed at the time the loan was modified.
BANKRUPTCY: The notes reflect a discharged XXXX bankruptcy.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304235	9/1/2024	8/9/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower due to active litigation. Servicer approved Stip to Mod XXXX with payments of XXXX starting XXXX. Borrower stated XXXX hasn't received Mod agreement. Borrower advised XXXX Mod missing signature. Mod workout booked XXXX. Recent contact with borrower to schedule/maintain payments. Last borrower contact noted XXXX.
REASON FOR DEFAULT:  Hardship not provided.
FORECLOSURE: Loan noted to be in FC at start of history; FC referral date and FC steps take unknown. Legal notes XXXX working towards judgment.  Contested FC action noted XXXX due to answer filed with affirmative defenses.  Judgment hearing scheduled for XXXX.  Motion for Summary Judgment granted XXXX.  FC sale scheduled for XXXX. FC action closed/billed due to Mod workout booked XXXX.
BANKRUPTCY: No BK activity found.
PROPERTY:  Current occupancy unknown. XXXX area noted XXXX, XXXX and XXXX; no indication property was affected.

504305670	11/1/2024	8/29/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan was in active foreclosure but on hold for the XXXX moratorium. An authorized third party (lawyer) asked about workout options in XXXX. The authorized third party worked with servicer over the next several months to submit a complete loss mitigation application. Borrower was unable to qualify for retention options and the first legal action was completed in XXXX. Borrower reinstated in XXXX. Borrower requested a forbearance in XXXX after reporting a new hardship. Borrower didn't submit a complete application, and assistance was denied in XXXX. Foreclosure was initiated and first legal action completed in XXXX. Borrower reinstated in XXXX. Borrower paid ahead in XXXX. Borrower changed flood insurance carriers in XXXX.
REASON FOR DEFAULT: Income reduction, borrower is self-employed, natural disaster affected business
FORECLOSURE: No FC activity found.
BANKRUPTCY: XXXX filed on unknown date and dismissed on XXXX. Prior XXXX dismissed on XXXX.
PROPERTY: Servicer notes on XXXX show property is rental. Borrower filed an insurance claim for flood damage with DOL of XXXX and received funds iao XXXX in XXXX; funds were endorsed and returned to borrower.

504304621	8/1/2024	7/12/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower gave a promise to pay in XXXX; payment was made through the XXXX a few days later. borrower made a XXXX in XXXX that was NSF; borrower reinstated the following month, also through XXXX pay. No further contact with any party.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504304266	9/1/2024	8/24/2024	CURR	XXXX	XXXX	Yes	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact with the borrower was on XXXX, an unauthorized XXXX party called about the borrower being XXXX and sending in documentation. The notes indicate the servicer became aware of the XXXX in XXXX XXXX. The borrower's successor has been making payments and has been cooperative. The notes also indicate the loan was modified under the XXXX program in XXXX, details about the terms of the modification were note found. The loan was rolling XXXX days past due for a brief period in the past year, but no recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304244	9/1/2024	8/19/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Loan was current or paid ahead until XXXX when borrower missed the XXXX payment, made two pmts in XXXX to bring current. No contact was made with the borrower despite call efforts so RFD is unknown. Loan has been current since XXXX with last date of contact XXXX.
REASON FOR DEFAULT:  Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Current occupancy is unknown. Property in XXXX area in XXXX but no reference to damage or hazard claim.

504303902	9/1/2024	8/5/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated XXXX payment made to prior servicer. Borrower stated XXXX not sure when able to make payment. XXXX-month deferral completed XXXX. Borrower stated XXXX hardship being laid off. Borrower sated XXXX ready to resume payments; working with XXXX. XXXX funds confirmed received XXXX. Borrower requested XXXX access XXXX. Last borrower contact XXXX confirming property no impacted by XXXX area.
REASON FOR DEFAULT:  Borrower unemployment.
FORECLOSURE: No FC activity found.
BANKRUPTCY: Servicer notes XXXX XXXX discharge; details not provided.
PROPERTY: Property noted to be owner-occupied. No property damage noted.
504304350	9/1/2024	8/20/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Last contact was on XXXX when borrower called in to make a payment. Multiple NSFs in account history with borrower paying to make up escrow deficit.
REASON FOR DEFAULT: On XXXX borrower switched jobs.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Original occupancy is unknown. Appears current occupancy is owner due to recent contact with borrower. No property damage or hazard claims noted.

504305519	9/1/2024	8/28/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called in to ask about a PMI letter they received and discussed the PMI breakdown. No further contact with the borrower noted. The borrower appears to be cooperative. Has had a brief period of delinquency in the past XXXX months. No recent indication of hardship or active loss mitigation activity noted in the contact history.
REASON FOR DEFAULT: No RFD noted in the contact history.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504305650	8/1/2024	7/31/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower asked about LPI coverage on the account in XXXX. Borrower gave a promise to pay in XXXX and requested payment assistance but didn't qualify as the loan was not XXXX days delinquent. No further contact.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property is owner occupied. Servicing notes don’t verify current occupancy. Door knocker attempt in XXXX noted subject in good exterior condition with no visible damage observed.

504305819	9/1/2024	7/27/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No borrower contact as loan has been current. Borrower makes payments via the XXXX system.
REASON FOR DEFAULT: None, current.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unknown occupancy. On XXXX comments indicate property in XXXX area inspection ordered. Details of inspection not noted.
504304250	7/30/2024	8/10/2024	DELQ	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in XXXX, servicer advised call was a payment reminder call; nothing further discussed. Borrower called in XXXX and made a payment XXXX, nothing further discussed. No further contact.
REASON FOR DEFAULT: Illness of borrower
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied, no issues noted.

504304169	8/1/2024	8/31/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower called in XXXX and stated work slow and had XXXX with their XXXX application which has delay assistance. No further details noted. Borrower called in XXXX stating income slow as they work in real XXXX . No workout options discussed. Borrower called in XXXX and discussed workout options with servicer, no workout packet noted as being received. Borrower called in XXXX and made a payment XXXX, borrower refused workout options. Borrower called on XXXX and made payment XXXX, borrower again declined workout options. Comments indicate prior servicer completed a modification but no details on comments.
REASON FOR DEFAULT: Income reduction
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Owner occupied. Borrower mentioned property damage and delayed XXXX application in call on XXXX. No further notes regarding this in servicing comments.
504305855	7/24/2024	7/9/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No borrower contact noted, comments indicate borrower made payment via the automated XXXX system.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unknown occupancy, no issues noted.
504303939	8/1/2024	7/18/2024	DELQ	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower made a XXXX in XXXX. Subsequent payments were made through XXXX. Borrower gave a promise to pay in XXXX as the XXXX was holding funds. Borrower reinstated with a double payment in XXXX. Last contact was a promise to pay through XXXX in XXXX.
REASON FOR DEFAULT: XXXX hold on funds
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows unknown property occupancy. Servicing notes don’t verify current occupancy or condition.

504305257	9/1/2024	8/7/2024	CURR	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 2	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Occasional contact recorded with the borrower calling in to make payment arrangements, no RFD given. The most recent contact was on XXXX, borrower XXXX calls in to discuss the account status.
REASON FOR DEFAULT: None provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Unable to verify occupancy. No references to property damages or insurance claims found.

504305544	9/1/2024	8/26/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 3	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact with borrower noted due to active BK. XXXX-month payment deferral completed XXXX. XXXX party called XXXX to discuss account. Borrower has been out of work due to medical issues. Borrower inquired XXXX how to send reinstatement funds. Loan reinstated XXXX. No further contact noted.
REASON FOR DEFAULT:  Borrower illness.
FORECLOSURE: Loan referred for FC XXXX.  FC action closed/billed after loan reinstated XXXX.
BANKRUPTCY: Loan noted to be in BK at start of history; details of filing not provided. XXXX discharged XXXX.
PROPERTY:  Current occupancy unknown.  No property damage noted.

504303027	9/1/2024	8/15/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 3	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. No contact until borrower opted into a six-month repay plan in late XXXX but failed the plan due to nonpayment. Loan was referred to foreclosure in XXXX but was placed on hold that month after borrower applied for loss mitigation assistance. Borrower was approved for a trial mod plan but failed to return a signed modification agreement upon plan completion, so the servicer closed the option and resumed the foreclosure action in XXXX. Borrower reapplied for loss mitigation assistance the following month and another trial mod plan was approved. The modification was completed in XXXX.
REASON FOR DEFAULT: Emergency surgery, on fixed disability income for several months
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504303844	9/1/2024	7/18/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 3	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. The last contact was on XXXX, the borrower called and was advised the modification has been completed and the loan is now due for XXXX. The notes do not list the terms of the modification, but the borrower completed a trial modification in XXXX that called for XXXX payments of XXXX/month. The borrower began requesting modification assistance in XXXX. The notes also indicate a modification was also completed by a previous servicer. The borrower has been in frequent contact with the servicer and appears to be cooperative. The loan is now current and no further indication that hardship is ongoing.
REASON FOR DEFAULT: RFD last noted in XXXX XXXX was due to excessive obligations and curtailment of income.
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: The property is owner occupied. No indication of damage or insurance claims.
504304322	9/1/2024	8/20/2024	CURR	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 3	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Borrower defaulted in XXXX after an NSF payment, which occurred again the following month. No contact with borrower prior to foreclosure referral in mid-XXXX. Borrower requested a reinstatement quote in XXXX; no hardship reason was given. Borrower reinstated that month. Borrower made two payments and then defaulted in XXXX. No contact with borrower during default. Loan was referred to foreclosure in XXXX. Borrower reinstated in XXXX just prior to foreclosure sale.
REASON FOR DEFAULT: Unknown
FORECLOSURE: No FC activity found.
BANKRUPTCY: No BK activity found.
PROPERTY: Seller data shows property owner occupied. Servicing notes don't verify current occupancy or property condition.

504304095	9/1/2024	6/5/2024	BK7	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	XXXX	XXXX	Reinstatement 3	BORROWER CONTACT & SERVICING HISTORY: Servicer contact history begins XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about escrow analysis XXXX. Borrower stated XXXX being overcharged on escrow. Borrower inquired about insurance letter XXXX. Borrower inquired about drafted payment XXXX. Borrower requested payment history XXXX. Servicer notes application for Mod workout XXXX. FB plan offered XXXX; terms not provided. Last contact on XXXX; borrower called in to make payment. FB plan confirmed completed XXXX. Mod workout completed XXXX.
REASON FOR DEFAULT:  Hardship not provided.
FORECLOSURE: No FC activity found.
BANKRUPTCY: XXXX filed XXXX; discharge date not provided.   XXXX filed XXXX which is active at end of review period.
PROPERTY:  Current occupancy unknown. Hazard insurance claim noted XXXX for XXXX due to wind damage; date of loss XXXX. No other information noted.